(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               19  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    28  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   37  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   45  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           46


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL A        9.74%   34.80%  115.88%

FIDELITY ADV GOVERNMENT INV - CL A        4.53%   28.40%  105.62%
 (INCL. 4.75% SALES CHARGE)

LB GOVERNMENT BOND                        11.28%  40.10%  137.83%

GENERAL US GOVERNMENT FUNDS AVERAGE       9.06%   33.17%  115.33%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL A   9.74%   6.15%   8.00%

FIDELITY ADV GOVERNMENT INV - CL A   4.53%   5.13%   7.47%
 (INCL. 4.75% SALES CHARGE)

LB GOVERNMENT BOND                   11.28%  6.98%   9.05%

GENERAL US GOVERNMENT FUNDS AVERAGE  9.06%   5.88%   7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL A           LB Government Bond
             00265                       LB003
  1988/10/31       9525.00                    10000.00
  1988/11/30       9445.40                     9881.72
  1988/12/31       9439.43                     9919.43
  1989/01/31       9549.10                    10045.55
  1989/02/28       9519.50                     9963.76
  1989/03/31       9547.68                    10024.73
  1989/04/30       9702.58                    10239.75
  1989/05/31       9892.11                    10481.22
  1989/06/30      10113.06                    10830.93
  1989/07/31      10270.52                    11059.66
  1989/08/31      10165.41                    10873.54
  1989/09/30      10224.43                    10920.31
  1989/10/31      10417.48                    11202.92
  1989/11/30      10496.61                    11311.41
  1989/12/31      10548.55                    11330.51
  1990/01/31      10433.78                    11170.10
  1990/02/28      10468.15                    11192.39
  1990/03/31      10483.64                    11189.94
  1990/04/30      10389.46                    11091.25
  1990/05/31      10693.87                    11400.55
  1990/06/30      10847.91                    11581.04
  1990/07/31      10979.40                    11729.20
  1990/08/31      10909.20                    11565.85
  1990/09/30      10981.71                    11676.79
  1990/10/31      11092.04                    11867.56
  1990/11/30      11285.44                    12130.58
  1990/12/31      11431.00                    12318.17
  1991/01/31      11556.42                    12450.41
  1991/02/28      11652.64                    12521.67
  1991/03/31      11699.48                    12585.35
  1991/04/30      11796.69                    12723.47
  1991/05/31      11858.60                    12772.93
  1991/06/30      11851.87                    12754.81
  1991/07/31      11978.92                    12906.16
  1991/08/31      12164.71                    13205.42
  1991/09/30      12384.57                    13482.39
  1991/10/31      12495.21                    13600.43
  1991/11/30      12567.44                    13736.84
  1991/12/31      12968.55                    14204.83
  1992/01/31      12792.65                    13983.69
  1992/02/29      12851.49                    14038.30
  1992/03/31      12763.33                    13956.26
  1992/04/30      12838.12                    14044.18
  1992/05/31      13073.78                    14303.28
  1992/06/30      13254.76                    14508.25
  1992/07/31      13478.57                    14873.88
  1992/08/31      13594.60                    15012.49
  1992/09/30      13720.89                    15224.81
  1992/10/31      13555.46                    15005.14
  1992/11/30      13589.76                    14979.18
  1992/12/31      13809.42                    15231.42
  1993/01/31      14045.93                    15554.93
  1993/02/28      14309.51                    15866.43
  1993/03/31      14391.55                    15919.58
  1993/04/30      14499.97                    16042.02
  1993/05/31      14522.82                    16024.39
  1993/06/30      14808.68                    16379.98
  1993/07/31      14882.03                    16479.89
  1993/08/31      15124.67                    16847.72
  1993/09/30      15152.42                    16912.13
  1993/10/31      15254.05                    16976.05
  1993/11/30      15020.71                    16789.93
  1993/12/31      15101.60                    16854.83
  1994/01/31      15364.90                    17085.52
  1994/02/28      15009.06                    16723.81
  1994/03/31      14555.45                    16347.65
  1994/04/30      14410.23                    16219.08
  1994/05/31      14425.25                    16198.27
  1994/06/30      14376.12                    16161.04
  1994/07/31      14689.55                    16458.10
  1994/08/31      14680.97                    16461.28
  1994/09/30      14474.71                    16229.37
  1994/10/31      14450.23                    16217.12
  1994/11/30      14422.68                    16187.49
  1994/12/31      14520.31                    16285.94
  1995/01/31      14780.97                    16589.12
  1995/02/28      15103.97                    16946.17
  1995/03/31      15204.07                    17052.46
  1995/04/30      15384.13                    17275.31
  1995/05/31      15982.47                    17972.03
  1995/06/30      16094.65                    18109.91
  1995/07/31      16038.14                    18043.30
  1995/08/31      16220.39                    18255.38
  1995/09/30      16368.13                    18431.21
  1995/10/31      16605.34                    18711.86
  1995/11/30      16842.23                    19003.53
  1995/12/31      17083.42                    19272.91
  1996/01/31      17171.09                    19391.19
  1996/02/29      16819.09                    18996.18
  1996/03/31      16663.81                    18837.49
  1996/04/30      16556.78                    18717.25
  1996/05/31      16521.73                    18685.90
  1996/06/30      16714.06                    18927.12
  1996/07/31      16747.81                    18973.89
  1996/08/31      16708.63                    18931.53
  1996/09/30      16973.99                    19245.73
  1996/10/31      17334.82                    19669.15
  1996/11/30      17620.60                    20011.27
  1996/12/31      17432.45                    19807.02
  1997/01/31      17446.47                    19829.06
  1997/02/28      17472.44                    19856.25
  1997/03/31      17281.24                    19646.13
  1997/04/30      17536.99                    19929.72
  1997/05/31      17664.35                    20101.63
  1997/06/30      17846.72                    20327.18
  1997/07/31      18353.94                    20904.15
  1997/08/31      18174.28                    20697.46
  1997/09/30      18433.45                    21008.72
  1997/10/31      18736.77                    21372.14
  1997/11/30      18812.70                    21481.61
  1997/12/31      19003.63                    21706.18
  1998/01/31      19288.00                    22030.91
  1998/02/28      19232.17                    21971.15
  1998/03/31      19263.17                    22033.35
  1998/04/30      19330.79                    22132.54
  1998/05/31      19521.85                    22359.80
  1998/06/30      19713.04                    22614.00
  1998/07/31      19744.94                    22649.02
  1998/08/31      20159.42                    23238.23
  1998/09/30      20674.82                    23864.67
  1998/10/30      20562.17                    23783.37
IMATRL PRASUN   SHR__CHT 19981031 19981106 155522 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on October 31, 1988, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $20,562 - a 105.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,783 - a 137.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
             YEARS ENDED OCTOBER 31,        SEPTEMBER 3, 1996
                                            (COMMENCEMENT
                                            OF SALE OF
                                            CLASS A SHARES) TO
                                            OCTOBER 31,

                  1998   1997               1996

DIVIDEND RETURNS  6.12%  6.19%              0.99%

CAPITAL RETURNS   3.62%  1.90%              2.59%

TOTAL RETURNS     9.74%  8.09%              3.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.49(CENTS)  26.98(CENTS)  56.33(CENTS)

ANNUALIZED DIVIDEND RATE        5.26%        5.43%         5.76%

30-DAY ANNUALIZED YIELD         N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.05 over the past one month, $9.85 over the past six months and $9.78 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL T        9.56%   34.42%  115.27%

FIDELITY ADV GOVERNMENT INV - CL T        5.73%   29.71%  107.73%
 (INCL. 3.50% SALES CHARGE)

LB GOVERNMENT BOND                        11.28%  40.10%  137.83%

GENERAL US GOVERNMENT FUNDS AVERAGE       9.06%   33.17%  115.33%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL T   9.56%   6.09%   7.97%

FIDELITY ADV GOVERNMENT INV - CL T   5.73%   5.34%   7.58%
 (INCL. 3.50% SALES CHARGE)

LB GOVERNMENT BOND                   11.28%  6.98%   9.05%

GENERAL US GOVERNMENT FUNDS AVERAGE  9.06%   5.88%   7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL T           LB Government Bond
             00167                       LB003
  1988/10/31       9650.00                    10000.00
  1988/11/30       9569.36                     9881.72
  1988/12/31       9563.31                     9919.43
  1989/01/31       9674.42                    10045.55
  1989/02/28       9644.43                     9963.76
  1989/03/31       9672.98                    10024.73
  1989/04/30       9829.91                    10239.75
  1989/05/31      10021.92                    10481.22
  1989/06/30      10245.77                    10830.93
  1989/07/31      10405.30                    11059.66
  1989/08/31      10298.81                    10873.54
  1989/09/30      10358.61                    10920.31
  1989/10/31      10554.19                    11202.92
  1989/11/30      10634.36                    11311.41
  1989/12/31      10686.99                    11330.51
  1990/01/31      10570.71                    11170.10
  1990/02/28      10605.53                    11192.39
  1990/03/31      10621.22                    11189.94
  1990/04/30      10525.80                    11091.25
  1990/05/31      10834.21                    11400.55
  1990/06/30      10990.27                    11581.04
  1990/07/31      11123.49                    11729.20
  1990/08/31      11052.36                    11565.85
  1990/09/30      11125.83                    11676.79
  1990/10/31      11237.60                    11867.56
  1990/11/30      11433.54                    12130.58
  1990/12/31      11581.01                    12318.17
  1991/01/31      11708.08                    12450.41
  1991/02/28      11805.56                    12521.67
  1991/03/31      11853.01                    12585.35
  1991/04/30      11951.50                    12723.47
  1991/05/31      12014.23                    12772.93
  1991/06/30      12007.41                    12754.81
  1991/07/31      12136.12                    12906.16
  1991/08/31      12324.35                    13205.42
  1991/09/30      12547.10                    13482.39
  1991/10/31      12659.19                    13600.43
  1991/11/30      12732.37                    13736.84
  1991/12/31      13138.74                    14204.83
  1992/01/31      12960.53                    13983.69
  1992/02/29      13020.14                    14038.30
  1992/03/31      12930.83                    13956.26
  1992/04/30      13006.60                    14044.18
  1992/05/31      13245.35                    14303.28
  1992/06/30      13428.71                    14508.25
  1992/07/31      13655.45                    14873.88
  1992/08/31      13773.00                    15012.49
  1992/09/30      13900.96                    15224.81
  1992/10/31      13733.35                    15005.14
  1992/11/30      13768.10                    14979.18
  1992/12/31      13990.64                    15231.42
  1993/01/31      14230.26                    15554.93
  1993/02/28      14497.30                    15866.43
  1993/03/31      14580.42                    15919.58
  1993/04/30      14690.26                    16042.02
  1993/05/31      14713.40                    16024.39
  1993/06/30      15003.02                    16379.98
  1993/07/31      15077.33                    16479.89
  1993/08/31      15323.16                    16847.72
  1993/09/30      15351.27                    16912.13
  1993/10/31      15454.24                    16976.05
  1993/11/30      15217.83                    16789.93
  1993/12/31      15299.78                    16854.83
  1994/01/31      15566.54                    17085.52
  1994/02/28      15206.03                    16723.81
  1994/03/31      14746.46                    16347.65
  1994/04/30      14599.34                    16219.08
  1994/05/31      14614.56                    16198.27
  1994/06/30      14564.78                    16161.04
  1994/07/31      14882.32                    16458.10
  1994/08/31      14873.64                    16461.28
  1994/09/30      14664.67                    16229.37
  1994/10/31      14639.87                    16217.12
  1994/11/30      14611.96                    16187.49
  1994/12/31      14710.86                    16285.94
  1995/01/31      14974.95                    16589.12
  1995/02/28      15302.18                    16946.17
  1995/03/31      15403.60                    17052.46
  1995/04/30      15586.02                    17275.31
  1995/05/31      16192.22                    17972.03
  1995/06/30      16305.87                    18109.91
  1995/07/31      16248.61                    18043.30
  1995/08/31      16433.25                    18255.38
  1995/09/30      16582.93                    18431.21
  1995/10/31      16823.26                    18711.86
  1995/11/30      17063.25                    19003.53
  1995/12/31      17307.62                    19272.91
  1996/01/31      17396.43                    19391.19
  1996/02/29      17039.82                    18996.18
  1996/03/31      16882.50                    18837.49
  1996/04/30      16774.06                    18717.25
  1996/05/31      16738.56                    18685.90
  1996/06/30      16933.41                    18927.12
  1996/07/31      16967.59                    18973.89
  1996/08/31      16927.91                    18931.53
  1996/09/30      17195.92                    19245.73
  1996/10/31      17559.82                    19669.15
  1996/11/30      17848.02                    20011.27
  1996/12/31      17674.91                    19807.02
  1997/01/31      17667.64                    19829.06
  1997/02/28      17692.71                    19856.25
  1997/03/31      17497.57                    19646.13
  1997/04/30      17736.31                    19929.72
  1997/05/31      17882.90                    20101.63
  1997/06/30      18085.20                    20327.18
  1997/07/31      18577.76                    20904.15
  1997/08/31      18393.79                    20697.46
  1997/09/30      18654.67                    21008.72
  1997/10/31      18960.09                    21372.14
  1997/11/30      19027.39                    21481.61
  1997/12/31      19214.15                    21706.18
  1998/01/31      19500.46                    22030.91
  1998/02/28      19442.49                    21971.15
  1998/03/31      19472.20                    22033.35
  1998/04/30      19538.97                    22132.54
  1998/05/31      19730.24                    22359.80
  1998/06/30      19942.22                    22614.00
  1998/07/31      19952.45                    22649.02
  1998/08/31      20349.11                    23238.23
  1998/09/30      20888.83                    23864.67
  1998/10/30      20773.42                    23783.37
IMATRL PRASUN   SHR__CHT 19981031 19981106 160030 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on October 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998 the value of the investment would have grown to $20,773 - a 107.73% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,783 - a 137.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                          YEARS ENDED OCTOBER 31,

                  1998         1997   1996    1995    1994

DIVIDEND RETURNS  5.94%        6.07%  6.24%   6.99%   5.01%

CAPITAL RETURNS   3.62%        1.90%  -1.86%   7.92%  -10.28%

TOTAL RETURNS     9.56%        7.97%  4.38%   14.91%  -5.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.41(CENTS)  26.48(CENTS)  54.73(CENTS)

ANNUALIZED DIVIDEND RATE        5.17%        5.33%         5.60%

30-DAY ANNUALIZED YIELD         4.34%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.05 over the past one month, $9.85 over the past six months and $9.78 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL B              8.87%   30.36%  108.76%

FIDELITY ADV GOVERNMENT INV - CL B              3.87%   28.38%  108.76%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB GOVERNMENT BOND                              11.28%  40.10%  137.83%

GENERAL US GOVERNMENT FUNDS AVERAGE             9.06%   33.17%  115.33%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL B         8.87%   5.45%   7.64%

FIDELITY ADV GOVERNMENT INV - CL B         3.87%   5.12%   7.64%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB GOVERNMENT BOND                         11.28%  6.98%   9.05%

GENERAL US GOVERNMENT FUNDS AVERAGE        9.06%   5.88%   7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL B           LB Government Bond
             00667                       LB003
  1988/10/31      10000.00                    10000.00
  1988/11/30       9916.43                     9881.72
  1988/12/31       9910.16                     9919.43
  1989/01/31      10025.30                    10045.55
  1989/02/28       9994.23                     9963.76
  1989/03/31      10023.82                    10024.73
  1989/04/30      10186.44                    10239.75
  1989/05/31      10385.41                    10481.22
  1989/06/30      10617.38                    10830.93
  1989/07/31      10782.70                    11059.66
  1989/08/31      10672.34                    10873.54
  1989/09/30      10734.31                    10920.31
  1989/10/31      10936.99                    11202.92
  1989/11/30      11020.07                    11311.41
  1989/12/31      11074.60                    11330.51
  1990/01/31      10954.10                    11170.10
  1990/02/28      10990.19                    11192.39
  1990/03/31      11006.44                    11189.94
  1990/04/30      10907.56                    11091.25
  1990/05/31      11227.16                    11400.55
  1990/06/30      11388.88                    11581.04
  1990/07/31      11526.93                    11729.20
  1990/08/31      11453.23                    11565.85
  1990/09/30      11529.36                    11676.79
  1990/10/31      11645.19                    11867.56
  1990/11/30      11848.23                    12130.58
  1990/12/31      12001.05                    12318.17
  1991/01/31      12132.72                    12450.41
  1991/02/28      12233.75                    12521.67
  1991/03/31      12282.92                    12585.35
  1991/04/30      12384.98                    12723.47
  1991/05/31      12449.98                    12772.93
  1991/06/30      12442.91                    12754.81
  1991/07/31      12576.29                    12906.16
  1991/08/31      12771.35                    13205.42
  1991/09/30      13002.17                    13482.39
  1991/10/31      13118.33                    13600.43
  1991/11/30      13194.16                    13736.84
  1991/12/31      13615.28                    14204.83
  1992/01/31      13430.60                    13983.69
  1992/02/29      13492.38                    14038.30
  1992/03/31      13399.82                    13956.26
  1992/04/30      13478.34                    14044.18
  1992/05/31      13725.75                    14303.28
  1992/06/30      13915.76                    14508.25
  1992/07/31      14150.73                    14873.88
  1992/08/31      14272.54                    15012.49
  1992/09/30      14405.14                    15224.81
  1992/10/31      14231.45                    15005.14
  1992/11/30      14267.47                    14979.18
  1992/12/31      14498.08                    15231.42
  1993/01/31      14746.38                    15554.93
  1993/02/28      15023.11                    15866.43
  1993/03/31      15109.24                    15919.58
  1993/04/30      15223.07                    16042.02
  1993/05/31      15247.05                    16024.39
  1993/06/30      15547.18                    16379.98
  1993/07/31      15624.17                    16479.89
  1993/08/31      15878.92                    16847.72
  1993/09/30      15908.05                    16912.13
  1993/10/31      16014.75                    16976.05
  1993/11/30      15769.77                    16789.93
  1993/12/31      15854.70                    16854.83
  1994/01/31      16131.13                    17085.52
  1994/02/28      15757.54                    16723.81
  1994/03/31      15281.31                    16347.65
  1994/04/30      15128.85                    16219.08
  1994/05/31      15144.62                    16198.27
  1994/06/30      15093.04                    16161.04
  1994/07/31      15395.81                    16458.10
  1994/08/31      15389.78                    16461.28
  1994/09/30      15142.98                    16229.37
  1994/10/31      15107.54                    16217.12
  1994/11/30      15068.84                    16187.49
  1994/12/31      15160.69                    16285.94
  1995/01/31      15423.00                    16589.12
  1995/02/28      15753.67                    16946.17
  1995/03/31      15848.42                    17052.46
  1995/04/30      16026.06                    17275.31
  1995/05/31      16639.33                    17972.03
  1995/06/30      16745.79                    18109.91
  1995/07/31      16675.78                    18043.30
  1995/08/31      16854.68                    18255.38
  1995/09/30      16997.74                    18431.21
  1995/10/31      17250.88                    18711.86
  1995/11/30      17486.29                    19003.53
  1995/12/31      17726.58                    19272.91
  1996/01/31      17807.15                    19391.19
  1996/02/29      17433.00                    18996.18
  1996/03/31      17263.31                    18837.49
  1996/04/30      17126.02                    18717.25
  1996/05/31      17079.49                    18685.90
  1996/06/30      17287.20                    18927.12
  1996/07/31      17312.51                    18973.89
  1996/08/31      17262.06                    18931.53
  1996/09/30      17526.45                    19245.73
  1996/10/31      17887.75                    19669.15
  1996/11/30      18173.13                    20011.27
  1996/12/31      17969.74                    19807.02
  1997/01/31      17972.32                    19829.06
  1997/02/28      17969.71                    19856.25
  1997/03/31      17780.63                    19646.13
  1997/04/30      18013.74                    19929.72
  1997/05/31      18133.24                    20101.63
  1997/06/30      18328.83                    20327.18
  1997/07/31      18818.38                    20904.15
  1997/08/31      18621.59                    20697.46
  1997/09/30      18895.63                    21008.72
  1997/10/31      19174.81                    21372.14
  1997/11/30      19233.01                    21481.61
  1997/12/31      19411.39                    21706.18
  1998/01/31      19710.25                    22030.91
  1998/02/28      19621.71                    21971.15
  1998/03/31      19640.95                    22033.35
  1998/04/30      19697.85                    22132.54
  1998/05/31      19880.01                    22359.80
  1998/06/30      20083.06                    22614.00
  1998/07/31      20102.69                    22649.02
  1998/08/31      20491.41                    23238.23
  1998/09/30      21003.85                    23864.67
  1998/10/30      20876.20                    23783.37
IMATRL PRASUN   SHR__CHT 19981031 19981106 155646 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $20,876 - a 108.76% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,783 - a 137.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,       JUNE 30, 1994
                                                (COMMENCEMENT
                                                OF SALE OF
                                                CLASS B SHARES) TO
                                                OCTOBER 31,

                  1998   1997   1996    1995    1994

DIVIDEND RETURNS  5.25%  5.41%  5.55%   6.15%   1.75%

CAPITAL RETURNS   3.62%  1.79%  -1.86%   8.04%  -1.65%

TOTAL RETURNS     8.87%  7.20%  3.69%   14.19%  0.10%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             3.86(CENTS)  23.30(CENTS)  48.44(CENTS)

ANNUALIZED DIVIDEND RATE        4.53%        4.70%         4.95%

30-DAY ANNUALIZED YIELD         3.85%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.04 over the past one month, $9.84 over the past six months, and $9.78 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL C              8.73%   30.18%  108.48%

FIDELITY ADV GOVERNMENT INV - CL C              7.73%   30.18%  108.48%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB GOVERNMENT BOND                              11.28%  40.10%  137.83%

GENERAL US GOVERNMENT FUNDS AVERAGE             9.06%   33.17%  115.33%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - CL C         8.73%   5.42%   7.62%

FIDELITY ADV GOVERNMENT INV - CL C         7.73%   5.42%   7.62%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB GOVERNMENT BOND                         11.28%  6.98%   9.05%

GENERAL US GOVERNMENT FUNDS AVERAGE        9.06%   5.88%   7.94%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL C           LB Government Bond
             00489                       LB003
  1988/10/31      10000.00                    10000.00
  1988/11/30       9916.43                     9881.72
  1988/12/31       9910.16                     9919.43
  1989/01/31      10025.30                    10045.55
  1989/02/28       9994.23                     9963.76
  1989/03/31      10023.82                    10024.73
  1989/04/30      10186.44                    10239.75
  1989/05/31      10385.41                    10481.22
  1989/06/30      10617.38                    10830.93
  1989/07/31      10782.70                    11059.66
  1989/08/31      10672.34                    10873.54
  1989/09/30      10734.31                    10920.31
  1989/10/31      10936.99                    11202.92
  1989/11/30      11020.07                    11311.41
  1989/12/31      11074.60                    11330.51
  1990/01/31      10954.10                    11170.10
  1990/02/28      10990.19                    11192.39
  1990/03/31      11006.44                    11189.94
  1990/04/30      10907.56                    11091.25
  1990/05/31      11227.16                    11400.55
  1990/06/30      11388.88                    11581.04
  1990/07/31      11526.93                    11729.20
  1990/08/31      11453.23                    11565.85
  1990/09/30      11529.36                    11676.79
  1990/10/31      11645.19                    11867.56
  1990/11/30      11848.23                    12130.58
  1990/12/31      12001.05                    12318.17
  1991/01/31      12132.72                    12450.41
  1991/02/28      12233.75                    12521.67
  1991/03/31      12282.92                    12585.35
  1991/04/30      12384.98                    12723.47
  1991/05/31      12449.98                    12772.93
  1991/06/30      12442.91                    12754.81
  1991/07/31      12576.29                    12906.16
  1991/08/31      12771.35                    13205.42
  1991/09/30      13002.17                    13482.39
  1991/10/31      13118.33                    13600.43
  1991/11/30      13194.16                    13736.84
  1991/12/31      13615.28                    14204.83
  1992/01/31      13430.60                    13983.69
  1992/02/29      13492.38                    14038.30
  1992/03/31      13399.82                    13956.26
  1992/04/30      13478.34                    14044.18
  1992/05/31      13725.75                    14303.28
  1992/06/30      13915.76                    14508.25
  1992/07/31      14150.73                    14873.88
  1992/08/31      14272.54                    15012.49
  1992/09/30      14405.14                    15224.81
  1992/10/31      14231.45                    15005.14
  1992/11/30      14267.47                    14979.18
  1992/12/31      14498.08                    15231.42
  1993/01/31      14746.38                    15554.93
  1993/02/28      15023.11                    15866.43
  1993/03/31      15109.24                    15919.58
  1993/04/30      15223.07                    16042.02
  1993/05/31      15247.05                    16024.39
  1993/06/30      15547.18                    16379.98
  1993/07/31      15624.17                    16479.89
  1993/08/31      15878.92                    16847.72
  1993/09/30      15908.05                    16912.13
  1993/10/31      16014.75                    16976.05
  1993/11/30      15769.77                    16789.93
  1993/12/31      15854.70                    16854.83
  1994/01/31      16131.13                    17085.52
  1994/02/28      15757.54                    16723.81
  1994/03/31      15281.31                    16347.65
  1994/04/30      15128.85                    16219.08
  1994/05/31      15144.62                    16198.27
  1994/06/30      15093.04                    16161.04
  1994/07/31      15395.81                    16458.10
  1994/08/31      15389.78                    16461.28
  1994/09/30      15142.98                    16229.37
  1994/10/31      15107.54                    16217.12
  1994/11/30      15068.84                    16187.49
  1994/12/31      15160.69                    16285.94
  1995/01/31      15423.00                    16589.12
  1995/02/28      15753.67                    16946.17
  1995/03/31      15848.42                    17052.46
  1995/04/30      16026.06                    17275.31
  1995/05/31      16639.33                    17972.03
  1995/06/30      16745.79                    18109.91
  1995/07/31      16675.78                    18043.30
  1995/08/31      16854.68                    18255.38
  1995/09/30      16997.74                    18431.21
  1995/10/31      17250.88                    18711.86
  1995/11/30      17486.29                    19003.53
  1995/12/31      17726.58                    19272.91
  1996/01/31      17807.15                    19391.19
  1996/02/29      17433.00                    18996.18
  1996/03/31      17263.31                    18837.49
  1996/04/30      17126.02                    18717.25
  1996/05/31      17079.49                    18685.90
  1996/06/30      17287.20                    18927.12
  1996/07/31      17312.51                    18973.89
  1996/08/31      17262.06                    18931.53
  1996/09/30      17526.45                    19245.73
  1996/10/31      17887.75                    19669.15
  1996/11/30      18173.13                    20011.27
  1996/12/31      17969.74                    19807.02
  1997/01/31      17972.32                    19829.06
  1997/02/28      17969.71                    19856.25
  1997/03/31      17780.63                    19646.13
  1997/04/30      18013.74                    19929.72
  1997/05/31      18133.24                    20101.63
  1997/06/30      18328.83                    20327.18
  1997/07/31      18818.38                    20904.15
  1997/08/31      18621.59                    20697.46
  1997/09/30      18895.63                    21008.72
  1997/10/31      19174.81                    21372.14
  1997/11/30      19228.40                    21481.61
  1997/12/31      19404.23                    21706.18
  1998/01/31      19680.66                    22030.91
  1998/02/28      19609.44                    21971.15
  1998/03/31      19628.05                    22033.35
  1998/04/30      19683.18                    22132.54
  1998/05/31      19863.25                    22359.80
  1998/06/30      20064.16                    22614.00
  1998/07/31      20061.52                    22649.02
  1998/08/31      20447.19                    23238.23
  1998/09/30      20976.99                    23864.67
  1998/10/30      20847.91                    23783.37
IMATRL PRASUN   SHR__CHT 19981031 19981106 155851 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $20,848 - a 108.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,783 - a 137.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  NOVEMBER 3, 1997
                  (COMMENCEMENT
                  OF SALE OF
                   CLASS C SHARES) TO
                  OCTOBER 31,

                  1998

DIVIDEND RETURNS  5.08%

CAPITAL RETURNS   3.94%

TOTAL RETURNS     9.02%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        LIFE OF
                                MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE             3.77(CENTS)  22.73(CENTS)  46.79(CENTS)

ANNUALIZED DIVIDEND RATE        4.42%        4.58%         4.82%

30-DAY ANNUALIZED YIELD         N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.05 over the past one month, $9.85 over the past six months, and $9.78 over the life of class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two interest-
rate cuts by the Federal Reserve
Board, provided the backdrop for
strong gains in the bond market
during the 12-month period ended
October 31, 1998. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S. taxable
investment-grade bond market -
returned 9.34% over the past year.
Global market volatility, low
interest rates and a sharp decline
in stock prices sent U.S. Treasury
yields - which move in the
opposite direction of bond prices
- to their lowest levels in 30 years.
While the extreme flight to quality
helped Treasuries outperform all
other sectors of the bond market,
corporate bond investors benefited
from a stable domestic economy,
low interest rates and low inflation.
The Lehman Brothers Corporate
Bond Index returned 7.99% for the
past 12 months. Despite high
refinancing activity, mortgage bonds
also performed well. The Lehman
Brothers Mortgage Backed Securities
Index posted a 12-month return of
7.30%. Late in the period, the bond
market stumbled as the Group of
Seven leading industrial nations
eased global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares provided total returns of 9.74%, 9.56%, 8.87% and 8.73%, respectively. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 9.06% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 11.28% for the same one-year period.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE DURING THE PAST YEAR?
A. Throughout a good portion of the year, the fund's holdings in agency and mortgage securities were a plus for performance. Because they carry higher yields than U.S. Treasury securities, agency and mortgage securities outpaced Treasuries until about August 1998. At that point, the environment shifted and Treasuries took leadership over from their agency and mortgage counterparts. Mounting uncertainty about the health of the global economy prompted growing numbers of investors to flock to Treasuries in a classic flight to safety. This increased demand came at a point when the supply of Treasuries had diminished slightly because the government curtailed its borrowing in light of a federal budget surplus. Stronger demand pushed against weaker supply, which helped to make Treasuries the single-best-performing securities in the investment-grade bond market during the final three months of the period.
Q. WHY DID THE FUND LAG ITS BENCHMARK, THE LEHMAN BROTHERS GOVERNMENT BOND INDEX, FOR THE ONE-YEAR PERIOD?
A. Throughout the year, the fund had a much smaller stake in Treasury securities - and much larger positions in agency and mortgage securities - than its benchmark, the Lehman Brothers Government Bond Index. While that allocation helped give the fund an advantage over its benchmark early on, the strong performance of Treasuries and the fund's relatively small stake in them caused the fund to lag the benchmark for the year that ended October 31, 1998.
Q. WHY DID MORTGAGE SECURITIES RUN INTO TROUBLE?
A. As interest rates fell, a rapidly increasing number of homeowners refinanced their mortgage loans. Mortgage securities give investors an interest in a pool of mortgages. Homeowners' monthly payments - which include both interest and principal - are passed through to the mortgage-bond holder. As mortgages were prepaid, the mortgage securities that were made up of them were retired prior to their maturity, potentially leaving their holders to reinvest the proceeds at lower, prevailing interest rates. Since fewer investors wanted to risk that potential reinvestment quandary, the mortgage market faced some selling pressure. At the end of the period, mortgage security prices were so attractive after having been beaten up in prior months that I added to the fund's stake in them, focusing on securities that have less of a likelihood of being prepaid.
Q. AGENCIES, LIKE TREASURIES, ARE BACKED BY THE U.S. GOVERNMENT. WHY DIDN'T THEY BENEFIT FROM THE SAME FLIGHT TO SAFETY THAT TREASURIES ENJOYED?
A. Treasuries are backed by the full faith and credit of the U.S. government. Agency securities, on the other hand, are issued by government-sponsored entities, including the Federal Home Loan Bank and Fannie Mae, and, as such, are only indirectly backed by the U.S. government. Although no federal agency has ever defaulted on its debt, agency securities are perceived to be more risky - although only slightly more so - than U.S. Treasuries. What's more, the Treasury market offers a bit more liquidity, which means that securities are more easily bought and sold.
Q. WHAT'S YOUR OUTLOOK?
A. The primary driver of the bond market's performance will be - as it always is - the direction of interest rates. If the Federal Reserve Board continues to cut interest rates - as the bond market seems to be expecting it to do - the market should react favorably. If, on the other hand, the Fed holds rates steady, the bond market could be in for a period of readjustment. As for the fund, I'll continue to manage it with approximately the same interest-rate sensitivity as the government market as represented by its index. In addition, I'm likely to continue to place a relatively large emphasis on agency securities, because I think they offer better total return potential than mortgage securities or Treasuries at this point in time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON YIELD
SPREADS:
"WHEN ANALYZING THE
ATTRACTIVENESS OF DIFFERENT TYPES OF
BONDS, I LOOK AT THE YIELD SPREAD,
WHICH REFLECTS THE DIFFERENCE
BETWEEN THE YIELD ON TREASURIES
AND THE YIELD ON OTHER SECURITIES.
AN AGENCY SECURITY, FOR EXAMPLE,
TYPICALLY WILL HAVE A HIGHER YIELD
THAN A TREASURY SECURITY BECAUSE IT
IS PERCEIVED TO CARRY SLIGHTLY MORE
RISK. TREASURY AND AGENCY YIELDS WILL
MOVE AROUND, CAUSING THE YIELD
ADVANTAGE OFFERED BY AGENCIES TO
FLUCTUATE. THE SPREAD CAN GET
WIDER, FOR EXAMPLE, WHEN THERE IS A
RELATIVELY LARGE SUPPLY OF AGENCY
SECURITIES AVAILABLE OR A LACK OF
DEMAND FOR THEM, CAUSING THEIR
PRICES TO WEAKEN RELATIVE TO
TREASURIES AS THEIR YIELDS RISE. THE
SPREAD CAN TIGHTEN WHEN THE
SUPPLY OF AGENCY SECURITIES IS
LIMITED AND THE DEMAND FOR THEM
IS STRONG. I TRY TO BUY AGENCY
SECURITIES WHEN I THINK THAT THEIR
YIELD ADVANTAGE OVER TREASURIES
WILL DIMINISH, A PROCESS KNOWN AS
YIELD-SPREAD TIGHTENING. AS THAT
TIGHTENING OCCURS, THE
PRICE-PERFORMANCE OF AN AGENCY
SECURITY WILL BE BETTER THAN THAT OF
A TREASURY."

NOTE TO SHAREHOLDERS: EFFECTIVE
DECEMBER 7, 1998, TOM SILVIA WILL
BECOME PORTFOLIO MANAGER OF
ADVISOR GOVERNMENT INVESTMENT
FUND. MR. SILVIA JOINED FIDELITY
IN 1993.

FUND FACTS
GOAL: SEEKS A HIGH LEVEL OF
CURRENT INCOME BY INVESTING IN
U.S. GOVERNMENT SECURITIES
AND INSTRUMENTS RELATED TO
U.S. GOVERNMENT SECURITIES
START DATE: JANUARY 7, 1987
SIZE: AS OF OCTOBER 31,
1998, MORE THAN $335 MILLION
MANAGER: CURT HOLLINGSWORTH,
SINCE 1997; JOINED FIDELITY
IN 1983
(CHECKMARK)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

ZERO COUPON BONDS                            -             13.1

5 - 5.99%                                    11.6          4.8

6 - 6.99%                                    23.8          17.1

7 - 7.99%                                    8.4           13.9

8 - 8.99%                                    28.7          24.4

9 - 9.99%                                    13.0          20.0

10 - 10.99%                                  0.4           0.9

11 - 11.99%                                  1.0           1.9

12% AND OVER                                 0.2           0.3


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              8.2   8.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             5.4   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 16.2
ROW: 1, COL: 2, VALUE: 25.5
ROW: 1, COL: 3, VALUE: 45.4
ROW: 1, COL: 4, VALUE: 12.9
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 0.0
MORTGAGE
SECURITIES 19.5%
U.S. TREASURY
OBLIGATIONS 26.0%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 50.9%
SHORT-TERM
INVESTMENTS 3.6%

MORTGAGE
SECURITIES 16.2%
U.S. TREASURY
OBLIGATIONS 25.5%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 45.4%
SHORT-TERM
INVESTMENTS 12.9%

ROW: 1, COL: 1, VALUE: 19.5
ROW: 1, COL: 2, VALUE: 26.0
ROW: 1, COL: 3, VALUE: 50.9
ROW: 1, COL: 4, VALUE: 3.6
ROW: 1, COL: 5, VALUE: 0.0


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 70.9%

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.4%

Fannie Mae:

5.75% 4/15/03                                                      $ 4,500,000                 $ 4,688,258

6.48% 6/28/04                                                       480,000                     513,898

6.5% 7/16/07                                                        6,000,000                   6,505,320

6.59% 9/17/07                                                       9,000,000                   9,800,190

6.74% 5/13/04                                                       630,000                     677,660

8.625% 6/30/04                                                      1,000,000                   1,175,160

Federal Agricultural Mortgage Corp. 7.01% 8/10/04                   500,000                     550,470

Federal Farm Credit Bank 5.7% 1/18/05                               3,460,000                   3,573,531

Federal Home Loan Bank:

5.83% 8/25/05                                                       8,670,000                   9,076,363

6.89% 4/6/04                                                        1,000,000                   1,087,810

7.59% 3/10/05                                                       290,000                     330,148

7.87% 10/20/04                                                      1,000,000                   1,148,280

8.22% 11/17/04                                                      4,000,000                   4,735,080

Freddie Mac:

5.85% 2/21/06                                                       1,000,000                   1,046,720

6.08% 12/17/04                                                      1,000,000                   1,057,970

6.33% 9/21/05                                                       2,800,000                   3,010,000

6.505% 7/1/04                                                       1,000,000                   1,075,000

6.79% 8/26/05                                                       2,650,000                   2,919,558

6.95% 4/1/04                                                        2,000,000                   2,180,940

7.25% 4/28/04                                                       10,000,000                  11,059,400

8% 1/26/05                                                          1,420,000                   1,645,652

Government Loan Trusts (assets of Trust guaranteed by               1,032,025                   1,171,566
U.S. Government through Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security
Assistance Agency):

Class 1-C, 9.25% 11/15/01                                           5,402,144                   5,758,361

Class 2-E, 9.4% 5/15/02                                             841,523                     892,940

Class T-3, 9.625% 5/15/02                                           476,005                     504,280

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank):

Series 1993-C, 5.2% 10/15/04                                        254,933                     256,703

Series 1993-D, 5.23% 5/15/05                                        281,489                     283,375

Series 1994-A, 7.12% 4/15/06                                        6,705,237                   7,244,338

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank): - continued

Series 1994-C, 6.61% 9/15/99                                       $ 44,955                    $ 45,281

Series 1994-F, 8.187% 12/15/04                                      5,277,981                   5,692,883

Series 1995-A, 6.28% 6/15/04                                        2,477,647                   2,562,061

Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank):

Series 1994-A, 7.39% 6/26/06                                        2,000,000                   2,168,400

Series 1994-B, 7.5% 1/26/06                                         224,973                     245,004

Series 1997-A, 6.104% 7/15/03                                       3,333,333                   3,424,000

Israel Export Trust Certificates (assets of Trust guaranteed        280,588                     292,064
by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88% 1/26/03

Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:

Series 1994-195, 6.08% 8/15/04 (callable)                           1,886,000                   1,960,912

Series 1996-A1, 6.726% 9/15/10 (callable)                           2,000,000                   2,134,300

Private Export Funding Corp.:

secured:

5.65% 3/15/03                                                       771,750                     784,522

6.31% 9/30/04                                                       19,500,000                  20,743,710

6.86% 4/30/04                                                       1,209,000                   1,270,623

5.82% 6/15/03 (a)                                                   7,600,000                   7,837,500

8.35% 1/31/01                                                       4,000,000                   4,301,240

State of Israel (guaranteed by U.S. Government through
Agency for International Development):

5.25% 9/15/00                                                       10,800,000                  10,891,152

6.6% 2/15/08                                                        8,000,000                   8,701,840

Tennessee Valley Authority stripped principal 6%                    1,000,000                   1,020,310
11/1/00

U.S. Department of Housing and Urban Development government guaranteed participation certificates:

Series 1995-A, 8.27% 8/1/03                                         415,000                     470,486

Series 1996-A, 6.98% 8/1/05                                         1,200,000                   1,308,984

U.S. Trade Trust Certificates (assets of Trust guaranteed           510,000                     569,721
by U.S. government through Export-Import Bank)
8.17% 1/15/07

                                                                                                160,393,964

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. TREASURY OBLIGATIONS - 25.5%

U.S. Treasury Bonds:

8.875% 8/15/17                                                     $ 41,100,000                $ 58,085,807

9% 11/15/18                                                         22,305,000                  32,126,115

                                                                                                90,211,922

TOTAL U.S. GOVERNMENT AND                                                                       250,605,886
GOVERNMENT AGENCY OBLIGATIONS
(Cost $243,788,250)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 14.0%



FANNIE MAE - 2.9%

5.5% 7/1/09                                                    2,522,368                 2,523,377

6% 12/1/08                                                     129,622                   130,715

6.345% 3/1/99                                                  1,004,469                 1,002,585

6.5% 6/1/07 to 2/1/10                                          1,977,447                 2,001,932

8.25% 12/1/01                                                  672,133                   752,533

8.5% 8/1/16 to 1/1/17                                          149,167                   156,163

9% 11/1/11                                                     416,331                   437,215

9.25% 9/1/16                                                   103,843                   111,092

9.5% 11/1/06 to 5/1/20                                         2,447,447                 2,597,232

11.5% 6/1/19                                                   448,604                   500,247

12.5% 8/1/15                                                   20,199                    23,241

                                                                                         10,236,332

FREDDIE MAC - 9.0%

6.5% 5/1/08                                                    285,289                   289,831

6.775% 11/15/03                                                4,709,291                 4,994,792

8.5% 8/1/09 to 7/1/28                                          22,029,147                22,927,594

9% 10/1/08 to 10/1/20                                          1,112,204                 1,177,388

9.5% 5/1/21 to 7/1/21                                          764,129                   826,899

10.5% 1/1/16 to 12/1/20                                        567,205                   629,239

11% 7/1/13 to 5/1/14                                           460,494                   510,816

12.5% 2/1/10 to 6/1/19                                         466,788                   536,640

                                                                                         31,893,199

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.1%

7.5% 9/15/06 to 1/15/08                                        2,169,056                 2,248,705

9% 5/15/01 to 12/15/09                                         523,121                   536,130

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL                 VALUE
                                                              AMOUNT                    (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED

9.5% 11/15/09 to 11/15/20                                     $ 1,295,737               $ 1,396,985

10.5% 8/15/16 to 1/20/18                                       690,065                   748,847

11% 12/15/15 to 7/15/19                                        556,245                   615,612

11.5% 3/15/10 to 8/15/20                                       1,622,694                 1,805,079

13.5% 7/15/11                                                  49,862                    57,704

                                                                                         7,409,062

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES                                       49,538,593
(Cost $49,084,339)



COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%



U.S. GOVERNMENT AGENCY - 1.4%

Fannie Mae REMIC planned amortization class Series        2,730,000        2,791,958
1993-134 Class GA, 6.5% 2/25/07

Freddie Mac:

sequential pay Series 1353 Class A, 5.5% 11/15/04         5,902            5,889

Series 1535 Class PM, 7% 6/15/01                          2,258,424        2,293,712

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                  5,091,559
(Cost $4,960,822)



COMMERCIAL MORTGAGE SECURITIES - 0.8%



Fannie Mae Multifamily REMIC Trust sequential pay        2,580,273        2,680,387
Series 1996-M5 Class A1, 7.141% 7/25/10
(Cost $2,603,005)



CASH EQUIVALENTS - 12.9%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Government      $ 45,388,329                  45,367,000
obligations), in a joint trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $45,367,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                  $ 353,283,425
(Cost $345,803,416)


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,837,500 or 2.3% of net assets.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate
cost of investment securities for income tax purposes was $345,876,923. Net unrealized appreciation aggregated $7,406,502, of which $7,871,737 related to appreciated investment securities and $465,235 related to depreciated investment securities. The fund hereby designates approximately $1,045,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                       OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 353,283,425
AGREEMENTS OF $45,367,000) (COST $345,803,416) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       38,194

RECEIVABLE FOR INVESTMENTS SOLD                                            14,108,539

RECEIVABLE FOR FUND SHARES SOLD                                            1,043,706

INTEREST RECEIVABLE                                                        4,058,202

 TOTAL ASSETS                                                              372,532,066

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 34,934,216

PAYABLE FOR FUND SHARES REDEEMED                             1,558,590

DISTRIBUTIONS PAYABLE                                        258,649

ACCRUED MANAGEMENT FEE                                       128,435

DISTRIBUTION FEES PAYABLE                                    109,168

OTHER PAYABLES AND ACCRUED EXPENSES                          116,890

 TOTAL LIABILITIES                                                         37,105,948

NET ASSETS                                                                $ 335,426,118

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 326,184,920

UNDISTRIBUTED NET INVESTMENT INCOME                                        789,894

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                         971,295
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  7,480,009

NET ASSETS                                                                $ 335,426,118


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.02
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($7,883,558 (DIVIDED BY) 786,877 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.02)           $10.52

CLASS T:                                                         $10.02
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($212,933,028 (DIVIDED BY) 21,253,007 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.02)           $10.38

CLASS B:                                                         $10.01
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($74,073,191 (DIVIDED BY) 7,399,047 SHARES) A

CLASS C:                                                         $10.02
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($14,953,999 (DIVIDED BY) 1,492,684 SHARES) A

INSTITUTIONAL CLASS:                                             $10.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($25,582,342 (DIVIDED BY) 2,557,972 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                      $ 14,611,715
INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $928)

EXPENSES

MANAGEMENT FEE                                             $ 964,623

TRANSFER AGENT FEES                                         490,593

DISTRIBUTION FEES                                           705,896

ACCOUNTING AND SECURITY LENDING FEES                        90,466

NON-INTERESTED TRUSTEES' COMPENSATION                       1,338

CUSTODIAN FEES AND EXPENSES                                 16,524

REGISTRATION FEES                                           101,993

AUDIT                                                       33,460

LEGAL                                                       717

INTEREST                                                    1,804

REPORTS TO SHAREHOLDERS                                     24,973

MISCELLANEOUS                                               893

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,433,280

 EXPENSE REDUCTIONS                                         (64,609)    2,368,671

NET INVESTMENT INCOME                                                   12,243,044

REALIZED AND UNREALIZED GAIN (LOSS)                                     7,666,008
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 482,198
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         8,148,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 20,391,250
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 12,243,044   $ 12,351,649
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   7,666,008      (45,568)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       482,198        2,565,980

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       20,391,250     14,872,061
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (12,201,221)   (12,220,693)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                141,557,657    (80,094,142)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   149,747,686    (77,442,774)

NET ASSETS

 BEGINNING OF PERIOD                                        185,678,432    263,121,206

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 335,426,118  $ 185,678,432
INCOME OF $789,894 AND $443,959, RESPECTIVELY)



FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEARS ENDED OCTOBER 31,

                                                       1998                     1997     1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.670                  $ 9.490  $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .545                     .552     .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .368                     .187     .241

 TOTAL FROM INVESTMENT OPERATIONS                       .913                     .739     .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.563)                   (.559)   (.091)

NET ASSET VALUE, END OF PERIOD                         $ 10.020                 $ 9.670  $ 9.490

TOTAL RETURN B, C                                       9.74%                    8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,884                  $ 1,582  $ 223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F                   .90% F   .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.65%                    5.98%    6.28% A

PORTFOLIO TURNOVER RATE                                 243%                     136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                   YEARS ENDED OCTOBER 31,

                                   1998                     1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 9.670                  $ 9.490    $ 9.670    $ 8.960    $ 10.140
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .546 C                   .558 C     .586 C     .594       .515

 NET REALIZED AND UNREALIZED        .351                     .171       (.180)     .701       (1.031)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .897                     .729       .406       1.295      (.516)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.547)                   (.549)     (.586)     (.585)     (.504)

 FROM NET REALIZED GAIN             -                        -          -          -          (.130)

 IN EXCESS OF NET REALIZED GAIN     -                        -          -          -          (.030)

 TOTAL DISTRIBUTIONS                (.547)                   (.549)     (.586)     (.585)     (.664)

NET ASSET VALUE, END OF PERIOD     $ 10.020                 $ 9.670    $ 9.490    $ 9.670    $ 8.960

TOTAL RETURN A,  B                  9.56%                    7.97%      4.38%      14.91%     (5.27)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 212,933                $ 144,948  $ 217,883  $ 208,620  $ 114,453
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET    1.00% D                  1.00% D    1.00%      .89% D     .74% D
ASSETS

RATIO OF EXPENSES TO AVERAGE NET    1.00%                    1.00%      .99% E     .89%       .74%
ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME      5.59%                    5.88%      6.19%      6.34%      6.18%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             243%                     136%       153%       261%       313%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED OCTOBER 31,

                                 1998                     1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 9.660                  $ 9.490   $ 9.670   $ 8.950   $ 9.100
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .475 D                   .494 D    .520 D    .542      .144

 NET REALIZED AND UNREALIZED      .359                     .166      (.177)    .693      (.137)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .834                     .660      .343      1.235     .007
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.484)                   (.490)    (.523)    (.515)    (.157)

NET ASSET VALUE, END OF PERIOD   $ 10.010                 $ 9.660   $ 9.490   $ 9.670   $ 8.950

TOTAL RETURN B, C                 8.87%                    7.20%     3.69%     14.19%    0.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 74,073                 $ 18,782  $ 17,355  $ 11,766  $ 2,062
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% F                  1.65% F   1.67% F   1.65% F   1.70% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.92%                    5.24%     5.51%     5.58%     5.22% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           243%                     136%      153%      261%      313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                       YEAR ENDED
                                                       OCTOBER 31,
                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.640

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .450

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .398

 TOTAL FROM INVESTMENT OPERATIONS                       .848

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.468)

NET ASSET VALUE, END OF PERIOD                         $ 10.020

TOTAL RETURN B, C                                       9.02%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 14,954

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    4.74% A

PORTFOLIO TURNOVER RATE                                 243%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                            YEARS ENDED OCTOBER 31,

                                            1998                     1997      1996      1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.650                  $ 9.480   $ 9.670   $ 9.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .570 D                   .580 D    .604 D    .197

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .352                     .165      (.180)    .108

 TOTAL FROM INVESTMENT OPERATIONS            .922                     .745      .424      .305

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.572)                   (.575)    (.614)    (.195)

NET ASSET VALUE, END OF PERIOD              $ 10.000                 $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                            9.86%                    8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 25,582                 $ 20,366  $ 27,660  $ 14,588

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .75% F                   .75% F    .75% F    .75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE    5.84%                    6.12%     6.43%     6.48% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      243%                     136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $640,199,034 and $523,341,935, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 4,622    $ 102

CLASS T    402,948    4,021

CLASS B    261,662    189,160

CLASS C    36,664     36,515

          $ 705,896  $ 229,798

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 882

CLASS T                98,475

CLASS B                8,663

CLASS C                1,726

INSTITUTIONAL CLASS    10,018

                      $ 119,764

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 41,422   $ 12,554

CLASS T    105,994    31,145

CLASS B    76,288     76,288*

CLASS C    14,911     14,911*

          $ 238,615  $ 134,898

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 9,358    .30

CLASS T                 363,453   .23

CLASS B                 64,317    .22

CLASS C                 9,341     .25*

INSTITUTIONAL CLASS     44,124    .18

                       $ 490,593

* ANNUALIZED
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $10,601,000. The weighted average interest rate was 6.125%.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 10,437

CLASS T               1.00%         22,675

CLASS B               1.65%         12,639

CLASS C               1.75%         16,176

INSTITUTIONAL CLASS   .75%          817

                                   $ 62,744

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,865 under the custodian arrangement.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEARS ENDED OCTOBER 31,

                            1998A                    1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 172,525                $ 42,611

CLASS T                      8,994,288                9,932,617

CLASS B                      1,420,172                901,652

CLASS C                      168,316                  -

INSTITUTIONAL CLASS          1,445,920                1,343,813

TOTAL                       $ 12,201,221             $ 12,220,693

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                        DOLLARS

                                YEARS ENDED                   YEARS ENDED
                                OCTOBER 31,                   OCTOBER 31,

                                1998 A         1997           1998 A          1997



CLASS A                          849,297        178,436       $ 8,455,738     $ 1,694,126
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    14,303         3,776          140,529         35,859

SHARES REDEEMED                  (240,354)      (42,060)       (2,383,022)     (399,267)

NET INCREASE (DECREASE)          623,246        140,152       $ 6,213,245     $ 1,330,718

CLASS T                          15,886,817     7,027,367     $ 156,318,393   $ 66,447,581
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    761,626        889,673        7,462,535       8,404,098

SHARES REDEEMED                  (10,390,224)   (15,881,447)   (101,764,593)   (149,782,096)

NET INCREASE (DECREASE)          6,258,219      (7,964,407)   $ 62,016,335    $ (74,930,417)

CLASS B                          6,584,605      604,961       $ 65,367,580    $ 5,722,117
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    109,260        71,140         1,074,687       672,141

SHARES REDEEMED                  (1,239,115)    (560,735)      (12,195,223)    (5,289,699)

NET INCREASE (DECREASE)          5,454,750      115,366       $ 54,247,044    $ 1,104,559

CLASS C                          1,742,987      -             $ 17,267,410    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    13,959         -              138,062         -

SHARES REDEEMED                  (264,262)      -              (2,621,407)     -

NET INCREASE (DECREASE)          1,492,684      -             $ 14,784,065    $ -

INSTITUTIONAL CLASS              1,251,693      790,278       $ 12,156,145    $ 7,450,279
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    126,775        121,048        1,238,963       1,142,532

SHARES REDEEMED                  (930,969)      (1,719,049)    (9,098,140)     (16,191,813)

NET INCREASE (DECREASE)          447,499        (807,723)     $ 4,296,968     $ (7,599,002)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 8,414

CLASS T                44,866

CLASS B                17,057

CLASS C                15,377

INSTITUTIONAL CLASS    16,279

                      $ 101,993

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund (a fund of Fidelity Advisor Series II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Government Investment Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


A total of 28.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Curtis Hollingsworth, Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AGOV-ANN-1298  66826
1.538367.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    16  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   25  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   33  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998              PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - INST CL       9.86%   35.42%  116.87%

LB GOVERNMENT BOND                          11.28%  40.10%  137.83%

GENERAL US GOVERNMENT FUNDS AVERAGE         9.06%   33.17%  115.33%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 188 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

FIDELITY ADV GOVERNMENT INV - INST CL  9.86%   6.25%   8.05%

LB GOVERNMENT BOND                     11.28%  6.98%   9.05%

GENERAL US GOVERNMENT FUNDS AVERAGE    9.06%   5.88%   7.94%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Govt Inv -CL I           LB Government Bond
             00697                       LB003
  1988/10/31      10000.00                    10000.00
  1988/11/30       9916.43                     9881.72
  1988/12/31       9910.16                     9919.43
  1989/01/31      10025.30                    10045.55
  1989/02/28       9994.23                     9963.76
  1989/03/31      10023.82                    10024.73
  1989/04/30      10186.44                    10239.75
  1989/05/31      10385.41                    10481.22
  1989/06/30      10617.38                    10830.93
  1989/07/31      10782.70                    11059.66
  1989/08/31      10672.34                    10873.54
  1989/09/30      10734.31                    10920.31
  1989/10/31      10936.99                    11202.92
  1989/11/30      11020.07                    11311.41
  1989/12/31      11074.60                    11330.51
  1990/01/31      10954.10                    11170.10
  1990/02/28      10990.19                    11192.39
  1990/03/31      11006.44                    11189.94
  1990/04/30      10907.56                    11091.25
  1990/05/31      11227.16                    11400.55
  1990/06/30      11388.88                    11581.04
  1990/07/31      11526.93                    11729.20
  1990/08/31      11453.23                    11565.85
  1990/09/30      11529.36                    11676.79
  1990/10/31      11645.19                    11867.56
  1990/11/30      11848.23                    12130.58
  1990/12/31      12001.05                    12318.17
  1991/01/31      12132.72                    12450.41
  1991/02/28      12233.75                    12521.67
  1991/03/31      12282.92                    12585.35
  1991/04/30      12384.98                    12723.47
  1991/05/31      12449.98                    12772.93
  1991/06/30      12442.91                    12754.81
  1991/07/31      12576.29                    12906.16
  1991/08/31      12771.35                    13205.42
  1991/09/30      13002.17                    13482.39
  1991/10/31      13118.33                    13600.43
  1991/11/30      13194.16                    13736.84
  1991/12/31      13615.28                    14204.83
  1992/01/31      13430.60                    13983.69
  1992/02/29      13492.38                    14038.30
  1992/03/31      13399.82                    13956.26
  1992/04/30      13478.34                    14044.18
  1992/05/31      13725.75                    14303.28
  1992/06/30      13915.76                    14508.25
  1992/07/31      14150.73                    14873.88
  1992/08/31      14272.54                    15012.49
  1992/09/30      14405.14                    15224.81
  1992/10/31      14231.45                    15005.14
  1992/11/30      14267.47                    14979.18
  1992/12/31      14498.08                    15231.42
  1993/01/31      14746.38                    15554.93
  1993/02/28      15023.11                    15866.43
  1993/03/31      15109.24                    15919.58
  1993/04/30      15223.07                    16042.02
  1993/05/31      15247.05                    16024.39
  1993/06/30      15547.18                    16379.98
  1993/07/31      15624.17                    16479.89
  1993/08/31      15878.92                    16847.72
  1993/09/30      15908.05                    16912.13
  1993/10/31      16014.75                    16976.05
  1993/11/30      15769.77                    16789.93
  1993/12/31      15854.70                    16854.83
  1994/01/31      16131.13                    17085.52
  1994/02/28      15757.54                    16723.81
  1994/03/31      15281.31                    16347.65
  1994/04/30      15128.85                    16219.08
  1994/05/31      15144.62                    16198.27
  1994/06/30      15093.04                    16161.04
  1994/07/31      15422.10                    16458.10
  1994/08/31      15413.09                    16461.28
  1994/09/30      15196.55                    16229.37
  1994/10/31      15170.84                    16217.12
  1994/11/30      15141.92                    16187.49
  1994/12/31      15244.42                    16285.94
  1995/01/31      15518.08                    16589.12
  1995/02/28      15857.18                    16946.17
  1995/03/31      15962.28                    17052.46
  1995/04/30      16151.32                    17275.31
  1995/05/31      16779.50                    17972.03
  1995/06/30      16897.27                    18109.91
  1995/07/31      16839.24                    18043.30
  1995/08/31      17034.33                    18255.38
  1995/09/30      17195.14                    18431.21
  1995/10/31      17450.85                    18711.86
  1995/11/30      17704.73                    19003.53
  1995/12/31      17945.78                    19272.91
  1996/01/31      18043.30                    19391.19
  1996/02/29      17678.23                    18996.18
  1996/03/31      17520.94                    18837.49
  1996/04/30      17411.47                    18717.25
  1996/05/31      17377.48                    18685.90
  1996/06/30      17582.94                    18927.12
  1996/07/31      17622.04                    18973.89
  1996/08/31      17584.18                    18931.53
  1996/09/30      17866.87                    19245.73
  1996/10/31      18249.33                    19669.15
  1996/11/30      18556.60                    20011.27
  1996/12/31      18364.37                    19807.02
  1997/01/31      18379.03                    19829.06
  1997/02/28      18386.96                    19856.25
  1997/03/31      18208.09                    19646.13
  1997/04/30      18461.13                    19929.72
  1997/05/31      18598.10                    20101.63
  1997/06/30      18812.82                    20327.18
  1997/07/31      19330.38                    20904.15
  1997/08/31      19142.61                    20697.46
  1997/09/30      19438.89                    21008.72
  1997/10/31      19741.29                    21372.14
  1997/11/30      19816.31                    21481.61
  1997/12/31      20015.77                    21706.18
  1998/01/31      20339.17                    22030.91
  1998/02/28      20261.40                    21971.15
  1998/03/31      20296.75                    22033.35
  1998/04/30      20370.69                    22132.54
  1998/05/31      20574.87                    22359.80
  1998/06/30      20800.56                    22614.00
  1998/07/31      20836.90                    22649.02
  1998/08/31      21256.26                    23238.23
  1998/09/30      21803.16                    23864.67
  1998/10/30      21687.04                    23783.37
IMATRL PRASUN   SHR__CHT 19981031 19981106 160318 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,687 - a 116.87% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends reinvested the same $10,000 would have grown to $23,783 - a 137.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)


TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,                 JULY 3, 1995
                                                          (COMMENCEMENT
                                                          OF SALE OF INSTITUTIONAL
                                                          CLASS SHARES) TO
                                                          OCTOBER 31,

                  1998                     1997   1996    1995

DIVIDEND RETURNS  6.23%                    6.39%  6.54%   2.08%

CAPITAL RETURNS   3.63%                    1.79%  -1.96%  1.15%

TOTAL RETURNS     9.86%                    8.18%  4.58%   3.23%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.62(CENTS)  27.71(CENTS)  57.18(CENTS)

ANNUALIZED DIVIDEND RATE        5.42%        5.59%         5.86%

30-DAY ANNUALIZED YIELD         4.76%        -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.03 over the past one month, $9.83 over the past six months, and $9.76 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two interest-
rate cuts by the Federal Reserve
Board, provided the backdrop for
strong gains in the bond market
during the 12-month period ended
October 31, 1998. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S. taxable
investment-grade bond market -
returned 9.34% over the past year.
Global market volatility, low
interest rates and a sharp decline
in stock prices sent U.S. Treasury
yields - which move in the
opposite direction of bond prices
- to their lowest levels in 30 years.
While the extreme flight to quality
helped Treasuries outperform all
other sectors of the bond market,
corporate bond investors benefited
from a stable domestic economy,
low interest rates and low inflation.
The Lehman Brothers Corporate
Bond Index returned 7.99% for the
past 12 months. Despite high
refinancing activity, mortgage bonds
also performed well. The Lehman
Brothers Mortgage Backed Securities
Index posted a 12-month return of
7.30%. Late in the period, the bond
market stumbled as the Group of
Seven leading industrial nations
eased global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares provided a total return of 9.86%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 9.06% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 11.28% for the same one-year period.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE DURING THE PAST YEAR?
A. Throughout a good portion of the year, the fund's holdings in agency and mortgage securities were a plus for performance. Because they carry higher yields than U.S. Treasury securities, agency and mortgage securities outpaced Treasuries until about August 1998. At that point, the environment shifted and Treasuries took leadership over from their agency and mortgage counterparts. Mounting uncertainty about the health of the global economy prompted growing numbers of investors to flock to Treasuries in a classic flight to safety. This increased demand came at a point when the supply of Treasuries had diminished slightly because the government curtailed its borrowing in light of a federal budget surplus. Stronger demand pushed against weaker supply, which helped to make Treasuries the single-best-performing securities in the investment-grade bond market during the final three months of the period.
Q. WHY DID THE FUND LAG ITS BENCHMARK, THE LEHMAN BROTHERS GOVERNMENT BOND INDEX, FOR THE ONE-YEAR PERIOD?
A. Throughout the year, the fund had a much smaller stake in Treasury securities - and much larger positions in agency and mortgage securities - than its benchmark, the Lehman Brothers Government Bond Index. While that allocation helped give the fund an advantage over its benchmark early on, the strong performance of Treasuries and the fund's relatively small stake in them caused the fund to lag the benchmark for the year that ended October 31, 1998.
Q. WHY DID MORTGAGE SECURITIES RUN INTO TROUBLE?
A. As interest rates fell, a rapidly increasing number of homeowners refinanced their mortgage loans. Mortgage securities give investors an interest in a pool of mortgages. Homeowners' monthly payments - which include both interest and principal - are passed through to the mortgage-bond holder. As mortgages were prepaid, the mortgage securities that were made up of them were retired prior to their maturity, potentially leaving their holders to reinvest the proceeds at lower, prevailing interest rates. Since fewer investors wanted to risk that potential reinvestment quandary, the mortgage market faced some selling pressure. At the end of the period, mortgage security prices were so attractive after having been beaten up in prior months that I added to the fund's stake in them, focusing on securities that have less of a likelihood of being prepaid.
Q. AGENCIES, LIKE TREASURIES, ARE BACKED BY THE U.S. GOVERNMENT. WHY DIDN'T THEY BENEFIT FROM THE SAME FLIGHT TO SAFETY THAT TREASURIES ENJOYED?
A. Treasuries are backed by the full faith and credit of the U.S. government. Agency securities, on the other hand, are issued by government-sponsored entities, including the Federal Home Loan Bank and Fannie Mae, and, as such, are only indirectly backed by the U.S. government. Although no federal agency has ever defaulted on its debt, agency securities are perceived to be more risky - although only slightly more so - than U.S. Treasuries. What's more, the Treasury market offers a bit more liquidity, which means that securities are more easily bought and sold.
Q. WHAT'S YOUR OUTLOOK?
A. The primary driver of the bond market's performance will be - as it always is - the direction of interest rates. If the Federal Reserve Board continues to cut interest rates - as the bond market seems to be expecting it to do - the market should react favorably. If, on the other hand, the Fed holds rates steady, the bond market could be in for a period of readjustment. As for the fund, I'll continue to manage it with approximately the same interest-rate sensitivity as the government market as represented by its index. In addition, I'm likely to continue to place a relatively large emphasis on agency securities, because I think they offer better total return potential than mortgage securities or Treasuries at this point in time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON YIELD
SPREADS:
"WHEN ANALYZING THE
ATTRACTIVENESS OF DIFFERENT TYPES OF
BONDS, I LOOK AT THE YIELD SPREAD,
WHICH REFLECTS THE DIFFERENCE
BETWEEN THE YIELD ON TREASURIES
AND THE YIELD ON OTHER SECURITIES.
AN AGENCY SECURITY, FOR EXAMPLE,
TYPICALLY WILL HAVE A HIGHER YIELD
THAN A TREASURY SECURITY BECAUSE IT
IS PERCEIVED TO CARRY SLIGHTLY MORE
RISK. TREASURY AND AGENCY YIELDS WILL
MOVE AROUND, CAUSING THE YIELD
ADVANTAGE OFFERED BY AGENCIES TO
FLUCTUATE. THE SPREAD CAN GET
WIDER, FOR EXAMPLE, WHEN THERE IS A
RELATIVELY LARGE SUPPLY OF AGENCY
SECURITIES AVAILABLE OR A LACK OF
DEMAND FOR THEM, CAUSING THEIR
PRICES TO WEAKEN RELATIVE TO
TREASURIES AS THEIR YIELDS RISE. THE
SPREAD CAN TIGHTEN WHEN THE
SUPPLY OF AGENCY SECURITIES IS
LIMITED AND THE DEMAND FOR THEM
IS STRONG. I TRY TO BUY AGENCY
SECURITIES WHEN I THINK THAT THEIR
YIELD ADVANTAGE OVER TREASURIES
WILL DIMINISH, A PROCESS KNOWN AS
YIELD-SPREAD TIGHTENING. AS THAT
TIGHTENING OCCURS, THE
PRICE-PERFORMANCE OF AN AGENCY
SECURITY WILL BE BETTER THAN THAT OF
A TREASURY."

NOTE TO SHAREHOLDERS: EFFECTIVE
DECEMBER 7, 1998, TOM SILVIA WILL
BECOME PORTFOLIO MANAGER OF
ADVISOR GOVERNMENT INVESTMENT
FUND. MR. SILVIA JOINED FIDELITY
IN 1993.

FUND FACTS
GOAL: SEEKS A HIGH LEVEL OF
CURRENT INCOME BY INVESTING IN
U.S. GOVERNMENT SECURITIES
AND INSTRUMENTS RELATED TO
U.S. GOVERNMENT SECURITIES
START DATE: JANUARY 7, 1987
SIZE: AS OF OCTOBER 31,
1998, MORE THAN $335 MILLION
MANAGER: CURT HOLLINGSWORTH,
SINCE 1997; JOINED FIDELITY
IN 1983
(CHECKMARK)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF OCTOBER 31, 1998

                                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                            INVESTMENTS   6 MONTHS AGO

ZERO COUPON BONDS                            -             13.1

5 - 5.99%                                    11.6          4.8

6 - 6.99%                                    23.8          17.1

7 - 7.99%                                    8.4           13.9

8 - 8.99%                                    28.7          24.4

9 - 9.99%                                    13.0          20.0

10 - 10.99%                                  0.4           0.9

11 - 11.99%                                  1.0           1.9

12% AND OVER                                 0.2           0.3


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              8.2   8.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             5.4   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 16.2
ROW: 1, COL: 2, VALUE: 25.5
ROW: 1, COL: 3, VALUE: 45.4
ROW: 1, COL: 4, VALUE: 12.9
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 0.0
MORTGAGE
SECURITIES 19.5%
U.S. TREASURY
OBLIGATIONS 26.0%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 50.9%
SHORT-TERM
INVESTMENTS 3.6%

MORTGAGE
SECURITIES 16.2%
U.S. TREASURY
OBLIGATIONS 25.5%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 45.4%
SHORT-TERM
INVESTMENTS 12.9%

ROW: 1, COL: 1, VALUE: 19.5
ROW: 1, COL: 2, VALUE: 26.0
ROW: 1, COL: 3, VALUE: 50.9
ROW: 1, COL: 4, VALUE: 3.6
ROW: 1, COL: 5, VALUE: 0.0


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 70.9%

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.4%

Fannie Mae:

5.75% 4/15/03                                                      $ 4,500,000                 $ 4,688,258

6.48% 6/28/04                                                       480,000                     513,898

6.5% 7/16/07                                                        6,000,000                   6,505,320

6.59% 9/17/07                                                       9,000,000                   9,800,190

6.74% 5/13/04                                                       630,000                     677,660

8.625% 6/30/04                                                      1,000,000                   1,175,160

Federal Agricultural Mortgage Corp. 7.01% 8/10/04                   500,000                     550,470

Federal Farm Credit Bank 5.7% 1/18/05                               3,460,000                   3,573,531

Federal Home Loan Bank:

5.83% 8/25/05                                                       8,670,000                   9,076,363

6.89% 4/6/04                                                        1,000,000                   1,087,810

7.59% 3/10/05                                                       290,000                     330,148

7.87% 10/20/04                                                      1,000,000                   1,148,280

8.22% 11/17/04                                                      4,000,000                   4,735,080

Freddie Mac:

5.85% 2/21/06                                                       1,000,000                   1,046,720

6.08% 12/17/04                                                      1,000,000                   1,057,970

6.33% 9/21/05                                                       2,800,000                   3,010,000

6.505% 7/1/04                                                       1,000,000                   1,075,000

6.79% 8/26/05                                                       2,650,000                   2,919,558

6.95% 4/1/04                                                        2,000,000                   2,180,940

7.25% 4/28/04                                                       10,000,000                  11,059,400

8% 1/26/05                                                          1,420,000                   1,645,652

Government Loan Trusts (assets of Trust guaranteed by               1,032,025                   1,171,566
U.S. Government through Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security
Assistance Agency):

Class 1-C, 9.25% 11/15/01                                           5,402,144                   5,758,361

Class 2-E, 9.4% 5/15/02                                             841,523                     892,940

Class T-3, 9.625% 5/15/02                                           476,005                     504,280

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank):

Series 1993-C, 5.2% 10/15/04                                        254,933                     256,703

Series 1993-D, 5.23% 5/15/05                                        281,489                     283,375

Series 1994-A, 7.12% 4/15/06                                        6,705,237                   7,244,338

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank): - continued

Series 1994-C, 6.61% 9/15/99                                       $ 44,955                    $ 45,281

Series 1994-F, 8.187% 12/15/04                                      5,277,981                   5,692,883

Series 1995-A, 6.28% 6/15/04                                        2,477,647                   2,562,061

Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-
Import Bank):

Series 1994-A, 7.39% 6/26/06                                        2,000,000                   2,168,400

Series 1994-B, 7.5% 1/26/06                                         224,973                     245,004

Series 1997-A, 6.104% 7/15/03                                       3,333,333                   3,424,000

Israel Export Trust Certificates (assets of Trust guaranteed        280,588                     292,064
by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88% 1/26/03

Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:

Series 1994-195, 6.08% 8/15/04 (callable)                           1,886,000                   1,960,912

Series 1996-A1, 6.726% 9/15/10 (callable)                           2,000,000                   2,134,300

Private Export Funding Corp.:

secured:

5.65% 3/15/03                                                       771,750                     784,522

6.31% 9/30/04                                                       19,500,000                  20,743,710

6.86% 4/30/04                                                       1,209,000                   1,270,623

5.82% 6/15/03 (a)                                                   7,600,000                   7,837,500

8.35% 1/31/01                                                       4,000,000                   4,301,240

State of Israel (guaranteed by U.S. Government through
Agency for International Development):

5.25% 9/15/00                                                       10,800,000                  10,891,152

6.6% 2/15/08                                                        8,000,000                   8,701,840

Tennessee Valley Authority stripped principal 6%                    1,000,000                   1,020,310
11/1/00

U.S. Department of Housing and Urban Development government guaranteed participation certificates:

Series 1995-A, 8.27% 8/1/03                                         415,000                     470,486

Series 1996-A, 6.98% 8/1/05                                         1,200,000                   1,308,984

U.S. Trade Trust Certificates (assets of Trust guaranteed           510,000                     569,721
by U.S. government through Export-Import Bank)
8.17% 1/15/07

                                                                                                160,393,964

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                                   PRINCIPAL                   VALUE
                                                                   AMOUNT                      (NOTE 1)

U.S. TREASURY OBLIGATIONS - 25.5%

U.S. Treasury Bonds:

8.875% 8/15/17                                                     $ 41,100,000                $ 58,085,807

9% 11/15/18                                                         22,305,000                  32,126,115

                                                                                                90,211,922

TOTAL U.S. GOVERNMENT AND                                                                       250,605,886
GOVERNMENT AGENCY OBLIGATIONS
(Cost $243,788,250)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 14.0%



FANNIE MAE - 2.9%

5.5% 7/1/09                                                    2,522,368                 2,523,377

6% 12/1/08                                                     129,622                   130,715

6.345% 3/1/99                                                  1,004,469                 1,002,585

6.5% 6/1/07 to 2/1/10                                          1,977,447                 2,001,932

8.25% 12/1/01                                                  672,133                   752,533

8.5% 8/1/16 to 1/1/17                                          149,167                   156,163

9% 11/1/11                                                     416,331                   437,215

9.25% 9/1/16                                                   103,843                   111,092

9.5% 11/1/06 to 5/1/20                                         2,447,447                 2,597,232

11.5% 6/1/19                                                   448,604                   500,247

12.5% 8/1/15                                                   20,199                    23,241

                                                                                         10,236,332

FREDDIE MAC - 9.0%

6.5% 5/1/08                                                    285,289                   289,831

6.775% 11/15/03                                                4,709,291                 4,994,792

8.5% 8/1/09 to 7/1/28                                          22,029,147                22,927,594

9% 10/1/08 to 10/1/20                                          1,112,204                 1,177,388

9.5% 5/1/21 to 7/1/21                                          764,129                   826,899

10.5% 1/1/16 to 12/1/20                                        567,205                   629,239

11% 7/1/13 to 5/1/14                                           460,494                   510,816

12.5% 2/1/10 to 6/1/19                                         466,788                   536,640

                                                                                         31,893,199

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.1%

7.5% 9/15/06 to 1/15/08                                        2,169,056                 2,248,705

9% 5/15/01 to 12/15/09                                         523,121                   536,130

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL                 VALUE
                                                              AMOUNT                    (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED

9.5% 11/15/09 to 11/15/20                                     $ 1,295,737               $ 1,396,985

10.5% 8/15/16 to 1/20/18                                       690,065                   748,847

11% 12/15/15 to 7/15/19                                        556,245                   615,612

11.5% 3/15/10 to 8/15/20                                       1,622,694                 1,805,079

13.5% 7/15/11                                                  49,862                    57,704

                                                                                         7,409,062

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES                                       49,538,593
(Cost $49,084,339)



COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%



U.S. GOVERNMENT AGENCY - 1.4%

Fannie Mae REMIC planned amortization class Series        2,730,000        2,791,958
1993-134 Class GA, 6.5% 2/25/07

Freddie Mac:

sequential pay Series 1353 Class A, 5.5% 11/15/04         5,902            5,889

Series 1535 Class PM, 7% 6/15/01                          2,258,424        2,293,712

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                  5,091,559
(Cost $4,960,822)



COMMERCIAL MORTGAGE SECURITIES - 0.8%



Fannie Mae Multifamily REMIC Trust sequential pay        2,580,273        2,680,387
Series 1996-M5 Class A1, 7.141% 7/25/10
(Cost $2,603,005)



CASH EQUIVALENTS - 12.9%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Government      $ 45,388,329                  45,367,000
obligations), in a joint trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $45,367,000)

TOTAL INVESTMENT IN SECURITIES - 100%                                                  $ 353,283,425
(Cost $345,803,416)


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,837,500 or 2.3% of net assets.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate
cost of investment securities for income tax purposes was $345,876,923. Net unrealized appreciation aggregated $7,406,502, of which $7,871,737 related to appreciated investment securities and $465,235 related to depreciated investment securities. The fund hereby designates approximately $1,045,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                       OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 353,283,425
AGREEMENTS OF $45,367,000) (COST $345,803,416) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       38,194

RECEIVABLE FOR INVESTMENTS SOLD                                            14,108,539

RECEIVABLE FOR FUND SHARES SOLD                                            1,043,706

INTEREST RECEIVABLE                                                        4,058,202

 TOTAL ASSETS                                                              372,532,066

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 34,934,216

PAYABLE FOR FUND SHARES REDEEMED                             1,558,590

DISTRIBUTIONS PAYABLE                                        258,649

ACCRUED MANAGEMENT FEE                                       128,435

DISTRIBUTION FEES PAYABLE                                    109,168

OTHER PAYABLES AND ACCRUED EXPENSES                          116,890

 TOTAL LIABILITIES                                                         37,105,948

NET ASSETS                                                                $ 335,426,118

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 326,184,920

UNDISTRIBUTED NET INVESTMENT INCOME                                        789,894

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                         971,295
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  7,480,009

NET ASSETS                                                                $ 335,426,118


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.02
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($7,883,558 (DIVIDED BY) 786,877 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.02)           $10.52

CLASS T:                                                         $10.02
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($212,933,028 (DIVIDED BY) 21,253,007 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.02)           $10.38

CLASS B:                                                         $10.01
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($74,073,191 (DIVIDED BY) 7,399,047 SHARES) A

CLASS C:                                                         $10.02
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($14,953,999 (DIVIDED BY) 1,492,684 SHARES) A

INSTITUTIONAL CLASS:                                             $10.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($25,582,342 (DIVIDED BY) 2,557,972 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                      $ 14,611,715
INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $928)

EXPENSES

MANAGEMENT FEE                                             $ 964,623

TRANSFER AGENT FEES                                         490,593

DISTRIBUTION FEES                                           705,896

ACCOUNTING AND SECURITY LENDING FEES                        90,466

NON-INTERESTED TRUSTEES' COMPENSATION                       1,338

CUSTODIAN FEES AND EXPENSES                                 16,524

REGISTRATION FEES                                           101,993

AUDIT                                                       33,460

LEGAL                                                       717

INTEREST                                                    1,804

REPORTS TO SHAREHOLDERS                                     24,973

MISCELLANEOUS                                               893

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,433,280

 EXPENSE REDUCTIONS                                         (64,609)    2,368,671

NET INVESTMENT INCOME                                                   12,243,044

REALIZED AND UNREALIZED GAIN (LOSS)                                     7,666,008
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 482,198
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         8,148,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 20,391,250
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 12,243,044   $ 12,351,649
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   7,666,008      (45,568)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       482,198        2,565,980

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       20,391,250     14,872,061
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (12,201,221)   (12,220,693)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                141,557,657    (80,094,142)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   149,747,686    (77,442,774)

NET ASSETS

 BEGINNING OF PERIOD                                        185,678,432    263,121,206

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 335,426,118  $ 185,678,432
INCOME OF $789,894 AND $443,959, RESPECTIVELY)



FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEARS ENDED OCTOBER 31,

                                                       1998                     1997     1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.670                  $ 9.490  $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .545                     .552     .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .368                     .187     .241

 TOTAL FROM INVESTMENT OPERATIONS                       .913                     .739     .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.563)                   (.559)   (.091)

NET ASSET VALUE, END OF PERIOD                         $ 10.020                 $ 9.670  $ 9.490

TOTAL RETURN B, C                                       9.74%                    8.09%    3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 7,884                  $ 1,582  $ 223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F                   .90% F   .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    5.65%                    5.98%    6.28% A

PORTFOLIO TURNOVER RATE                                 243%                     136%     153%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                   YEARS ENDED OCTOBER 31,

                                   1998                     1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 9.670                  $ 9.490    $ 9.670    $ 8.960    $ 10.140
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .546 C                   .558 C     .586 C     .594       .515

 NET REALIZED AND UNREALIZED        .351                     .171       (.180)     .701       (1.031)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .897                     .729       .406       1.295      (.516)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.547)                   (.549)     (.586)     (.585)     (.504)

 FROM NET REALIZED GAIN             -                        -          -          -          (.130)

 IN EXCESS OF NET REALIZED GAIN     -                        -          -          -          (.030)

 TOTAL DISTRIBUTIONS                (.547)                   (.549)     (.586)     (.585)     (.664)

NET ASSET VALUE, END OF PERIOD     $ 10.020                 $ 9.670    $ 9.490    $ 9.670    $ 8.960

TOTAL RETURN A,  B                  9.56%                    7.97%      4.38%      14.91%     (5.27)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 212,933                $ 144,948  $ 217,883  $ 208,620  $ 114,453
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET    1.00% D                  1.00% D    1.00%      .89% D     .74% D
ASSETS

RATIO OF EXPENSES TO AVERAGE NET    1.00%                    1.00%      .99% E     .89%       .74%
ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME      5.59%                    5.88%      6.19%      6.34%      6.18%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             243%                     136%       153%       261%       313%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED OCTOBER 31,

                                 1998                     1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 9.660                  $ 9.490   $ 9.670   $ 8.950   $ 9.100
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .475 D                   .494 D    .520 D    .542      .144

 NET REALIZED AND UNREALIZED      .359                     .166      (.177)    .693      (.137)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .834                     .660      .343      1.235     .007
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.484)                   (.490)    (.523)    (.515)    (.157)

NET ASSET VALUE, END OF PERIOD   $ 10.010                 $ 9.660   $ 9.490   $ 9.670   $ 8.950

TOTAL RETURN B, C                 8.87%                    7.20%     3.69%     14.19%    0.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 74,073                 $ 18,782  $ 17,355  $ 11,766  $ 2,062
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      1.65% F                  1.65% F   1.67% F   1.65% F   1.70% A, F
NET ASSETS

RATIO OF NET INVESTMENT INCOME    4.92%                    5.24%     5.51%     5.58%     5.22% A
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           243%                     136%      153%      261%      313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                       YEAR ENDED
                                                       OCTOBER 31,
                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.640

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .450

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .398

 TOTAL FROM INVESTMENT OPERATIONS                       .848

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.468)

NET ASSET VALUE, END OF PERIOD                         $ 10.020

TOTAL RETURN B, C                                       9.02%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 14,954

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    4.74% A

PORTFOLIO TURNOVER RATE                                 243%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                            YEARS ENDED OCTOBER 31,

                                            1998                     1997      1996      1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.650                  $ 9.480   $ 9.670   $ 9.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .570 D                   .580 D    .604 D    .197

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .352                     .165      (.180)    .108

 TOTAL FROM INVESTMENT OPERATIONS            .922                     .745      .424      .305

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.572)                   (.575)    (.614)    (.195)

NET ASSET VALUE, END OF PERIOD              $ 10.000                 $ 9.650   $ 9.480   $ 9.670

TOTAL RETURN B, C                            9.86%                    8.18%     4.58%     3.23%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 25,582                 $ 20,366  $ 27,660  $ 14,588

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .75% F                   .75% F    .75% F    .75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE    5.84%                    6.12%     6.43%     6.48% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      243%                     136%      153%      261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $640,199,034 and $523,341,935, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 4,622    $ 102

CLASS T    402,948    4,021

CLASS B    261,662    189,160

CLASS C    36,664     36,515

          $ 705,896  $ 229,798

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 882

CLASS T                98,475

CLASS B                8,663

CLASS C                1,726

INSTITUTIONAL CLASS    10,018

                      $ 119,764

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 41,422   $ 12,554

CLASS T    105,994    31,145

CLASS B    76,288     76,288*

CLASS C    14,911     14,911*

          $ 238,615  $ 134,898

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 9,358    .30

CLASS T                 363,453   .23

CLASS B                 64,317    .22

CLASS C                 9,341     .25*

INSTITUTIONAL CLASS     44,124    .18

                       $ 490,593

* ANNUALIZED
ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $10,601,000. The weighted average interest rate was 6.125%.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 10,437

CLASS T               1.00%         22,675

CLASS B               1.65%         12,639

CLASS C               1.75%         16,176

INSTITUTIONAL CLASS   .75%          817

                                   $ 62,744

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,865 under the custodian arrangement.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEARS ENDED OCTOBER 31,

                            1998A                    1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 172,525                $ 42,611

CLASS T                      8,994,288                9,932,617

CLASS B                      1,420,172                901,652

CLASS C                      168,316                  -

INSTITUTIONAL CLASS          1,445,920                1,343,813

TOTAL                       $ 12,201,221             $ 12,220,693

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                        DOLLARS

                                YEARS ENDED                   YEARS ENDED
                                OCTOBER 31,                   OCTOBER 31,

                                1998 A         1997           1998 A          1997



CLASS A                          849,297        178,436       $ 8,455,738     $ 1,694,126
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    14,303         3,776          140,529         35,859

SHARES REDEEMED                  (240,354)      (42,060)       (2,383,022)     (399,267)

NET INCREASE (DECREASE)          623,246        140,152       $ 6,213,245     $ 1,330,718

CLASS T                          15,886,817     7,027,367     $ 156,318,393   $ 66,447,581
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    761,626        889,673        7,462,535       8,404,098

SHARES REDEEMED                  (10,390,224)   (15,881,447)   (101,764,593)   (149,782,096)

NET INCREASE (DECREASE)          6,258,219      (7,964,407)   $ 62,016,335    $ (74,930,417)

CLASS B                          6,584,605      604,961       $ 65,367,580    $ 5,722,117
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    109,260        71,140         1,074,687       672,141

SHARES REDEEMED                  (1,239,115)    (560,735)      (12,195,223)    (5,289,699)

NET INCREASE (DECREASE)          5,454,750      115,366       $ 54,247,044    $ 1,104,559

CLASS C                          1,742,987      -             $ 17,267,410    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    13,959         -              138,062         -

SHARES REDEEMED                  (264,262)      -              (2,621,407)     -

NET INCREASE (DECREASE)          1,492,684      -             $ 14,784,065    $ -

INSTITUTIONAL CLASS              1,251,693      790,278       $ 12,156,145    $ 7,450,279
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    126,775        121,048        1,238,963       1,142,532

SHARES REDEEMED                  (930,969)      (1,719,049)    (9,098,140)     (16,191,813)

NET INCREASE (DECREASE)          447,499        (807,723)     $ 4,296,968     $ (7,599,002)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 8,414

CLASS T                44,866

CLASS B                17,057

CLASS C                15,377

INSTITUTIONAL CLASS    16,279

                      $ 101,993

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Government Investment Fund (a fund of Fidelity Advisor Series II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Government Investment Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


A total of 28.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Curtis Hollingsworth, Vice President
Thomas J. Silvia, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AGOVI-ANN-1298  66828
1.538370.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
HIGH YIELD
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               19  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    46  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   55  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   65  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           66


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five years and 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL A         -4.55%  46.41%  221.58%

FIDELITY ADV HIGH YIELD - CL A         -9.08%  39.45%  206.30%
 (INCL. 4.75% SALES CHARGE)

ML HIGH YIELD MASTER                   1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE       -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 235 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL A    -4.55%  7.92%   12.39%

FIDELITY ADV HIGH YIELD - CL A    -9.08%  6.88%   11.84%
 (INCL. 4.75% SALES CHARGE)

ML HIGH YIELD MASTER              1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE  -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL A         ML High Yield Master
             00258                       ML002
  1988/10/31       9525.00                    10000.00
  1988/11/30       9553.03                    10037.46
  1988/12/31       9645.93                    10079.93
  1989/01/31       9907.11                    10231.10
  1989/02/28       9976.35                    10299.85
  1989/03/31       9879.02                    10290.69
  1989/04/30       9769.54                    10321.06
  1989/05/31      10016.37                    10511.07
  1989/06/30      10373.93                    10659.98
  1989/07/31      10430.58                    10710.47
  1989/08/31      10536.07                    10763.37
  1989/09/30      10226.87                    10660.90
  1989/10/31       9842.89                    10492.28
  1989/11/30       9871.59                    10515.79
  1989/12/31       9996.58                    10506.28
  1990/01/31       9851.55                    10300.95
  1990/02/28       9799.25                    10150.93
  1990/03/31       9971.87                    10288.15
  1990/04/30      10091.76                    10340.42
  1990/05/31      10430.70                    10527.20
  1990/06/30      10728.41                    10731.15
  1990/07/31      10978.01                    10957.93
  1990/08/31      10708.52                    10538.44
  1990/09/30      10437.79                    10080.11
  1990/10/31      10194.82                     9823.59
  1990/11/30      10513.12                     9906.81
  1990/12/31      10726.44                    10049.56
  1991/01/31      10973.22                    10191.62
  1991/02/28      11602.93                    10948.08
  1991/03/31      12038.21                    11418.80
  1991/04/30      12404.79                    11825.44
  1991/05/31      12536.92                    11883.18
  1991/06/30      12873.50                    12122.23
  1991/07/31      13338.55                    12412.69
  1991/08/31      13511.69                    12673.58
  1991/09/30      13694.14                    12835.00
  1991/10/31      14239.48                    13216.40
  1991/11/30      14403.86                    13369.06
  1991/12/31      14474.74                    13524.38
  1992/01/31      15138.25                    13997.23
  1992/02/29      15764.90                    14344.86
  1992/03/31      16211.78                    14545.01
  1992/04/30      16359.31                    14650.88
  1992/05/31      16537.80                    14884.57
  1992/06/30      16787.43                    15069.50
  1992/07/31      17090.11                    15374.83
  1992/08/31      17406.12                    15578.38
  1992/09/30      17592.54                    15755.88
  1992/10/31      17366.52                    15556.88
  1992/11/30      17556.29                    15777.20
  1992/12/31      17816.89                    15980.35
  1993/01/31      18293.13                    16373.85
  1993/02/28      18693.83                    16683.78
  1993/03/31      19127.59                    16973.03
  1993/04/30      19236.54                    17094.86
  1993/05/31      19498.16                    17324.98
  1993/06/30      19973.96                    17650.47
  1993/07/31      20236.21                    17840.19
  1993/08/31      20393.81                    18010.26
  1993/09/30      20432.66                    18099.12
  1993/10/31      20921.01                    18440.06
  1993/11/30      21072.60                    18540.92
  1993/12/31      21460.35                    18726.31
  1994/01/31      22076.96                    19136.70
  1994/02/28      21986.31                    18999.08
  1994/03/31      21316.03                    18379.96
  1994/04/30      21078.58                    18165.17
  1994/05/31      21209.44                    18100.45
  1994/06/30      21170.31                    18167.07
  1994/07/31      21252.24                    18294.78
  1994/08/31      21404.30                    18421.85
  1994/09/30      21513.09                    18414.88
  1994/10/31      21473.76                    18461.68
  1994/11/30      21130.26                    18304.63
  1994/12/31      21139.78                    18508.24
  1995/01/31      21321.55                    18769.77
  1995/02/28      22007.99                    19355.41
  1995/03/31      22206.09                    19624.77
  1995/04/30      22922.71                    20084.26
  1995/05/31      23436.28                    20711.73
  1995/06/30      23386.82                    20869.93
  1995/07/31      23962.77                    21108.52
  1995/08/31      24098.55                    21236.63
  1995/09/30      24388.56                    21479.60
  1995/10/31      24706.63                    21631.86
  1995/11/30      24840.57                    21843.02
  1995/12/31      25213.62                    22193.64
  1996/01/31      25806.87                    22544.14
  1996/02/29      26154.91                    22578.09
  1996/03/31      25976.23                    22516.77
  1996/04/30      26281.34                    22526.97
  1996/05/31      26479.02                    22689.43
  1996/06/30      26519.24                    22825.73
  1996/07/31      26522.99                    22980.69
  1996/08/31      26902.28                    23218.02
  1996/09/30      27793.12                    23716.17
  1996/10/31      27860.00                    23976.08
  1996/11/30      28192.84                    24460.81
  1996/12/31      28520.31                    24649.03
  1997/01/31      28799.14                    24838.46
  1997/02/28      29359.84                    25186.89
  1997/03/31      28573.87                    24907.16
  1997/04/30      28773.52                    25190.64
  1997/05/31      29621.44                    25691.85
  1997/06/30      30159.29                    26089.56
  1997/07/31      31164.55                    26715.65
  1997/08/31      31317.38                    26655.54
  1997/09/30      32421.66                    27110.65
  1997/10/31      32089.69                    27290.57
  1997/11/30      32388.12                    27534.98
  1997/12/31      32819.42                    27810.28
  1998/01/31      33700.11                    28217.67
  1998/02/28      34092.92                    28340.94
  1998/03/31      34777.59                    28585.18
  1998/04/30      34796.94                    28720.95
  1998/05/31      34554.61                    28906.75
  1998/06/30      34607.22                    29064.14
  1998/07/31      34883.32                    29229.89
  1998/08/31      31101.15                    27968.59
  1998/09/30      31243.05                    28024.38
  1998/10/30      30630.28                    27564.00
IMATRL PRASUN   SHR__CHT 19981031 19981211 144300 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on October 31, 1988, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $30,630 - a 206.30% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $27,564 - a 175.64% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                   YEARS ENDED        SEPTEMBER 3, 1996
                   OCTOBER 31,        (COMMENCEMENT
                                      OF SALE OF
                                      CLASS A SHARES) TO
                                      OCTOBER 31,

                  1998     1997       1996

DIVIDEND RETURNS  7.65%    9.54%      1.17%

CAPITAL RETURNS   -12.20%   5.64%     2.41%

TOTAL RETURNS     -4.55%   15.18%     3.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              7.66(CENTS)  43.34(CENTS)  104.80(CENTS)

ANNUALIZED DIVIDEND RATE         8.25%        7.03%         8.34%

30-DAY ANNUALIZED YIELD          10.25%       -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.93 over the past one month, $12.23 over the past six months and $12.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL T         -4.54%  46.65%  222.12%

FIDELITY ADV HIGH YIELD - CL T         -7.88%  41.52%  210.84%
 (INCL. 3.50% SALES CHARGE)

ML HIGH YIELD MASTER                   1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE       -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 235 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 1  PAST 5  PAST 10
                                  YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL T    -4.54%  7.96%   12.41%

FIDELITY ADV HIGH YIELD - CL T    -7.88%  7.19%   12.01%
 (INCL. 3.50% SALES CHARGE)

ML HIGH YIELD MASTER              1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE  -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             FA High Yield -CL T         ML High Yield Master
             00165                       ML002
  1988/10/31       9650.00                    10000.00
  1988/11/30       9678.39                    10037.46
  1988/12/31       9772.52                    10079.93
  1989/01/31      10037.12                    10231.10
  1989/02/28      10107.27                    10299.85
  1989/03/31      10008.66                    10290.69
  1989/04/30       9897.75                    10321.06
  1989/05/31      10147.82                    10511.07
  1989/06/30      10510.07                    10659.98
  1989/07/31      10567.46                    10710.47
  1989/08/31      10674.34                    10763.37
  1989/09/30      10361.09                    10660.90
  1989/10/31       9972.06                    10492.28
  1989/11/30      10001.14                    10515.79
  1989/12/31      10127.77                    10506.28
  1990/01/31       9980.83                    10300.95
  1990/02/28       9927.85                    10150.93
  1990/03/31      10102.73                    10288.15
  1990/04/30      10224.20                    10340.42
  1990/05/31      10567.59                    10527.20
  1990/06/30      10869.21                    10731.15
  1990/07/31      11122.08                    10957.93
  1990/08/31      10849.05                    10538.44
  1990/09/30      10574.77                    10080.11
  1990/10/31      10328.61                     9823.59
  1990/11/30      10651.09                     9906.81
  1990/12/31      10867.21                    10049.56
  1991/01/31      11117.22                    10191.62
  1991/02/28      11755.20                    10948.08
  1991/03/31      12196.20                    11418.80
  1991/04/30      12567.58                    11825.44
  1991/05/31      12701.44                    11883.18
  1991/06/30      13042.45                    12122.23
  1991/07/31      13513.60                    12412.69
  1991/08/31      13689.01                    12673.58
  1991/09/30      13873.85                    12835.00
  1991/10/31      14426.35                    13216.40
  1991/11/30      14592.89                    13369.06
  1991/12/31      14664.69                    13524.38
  1992/01/31      15336.92                    13997.23
  1992/02/29      15971.79                    14344.86
  1992/03/31      16424.53                    14545.01
  1992/04/30      16574.00                    14650.88
  1992/05/31      16754.83                    14884.57
  1992/06/30      17007.73                    15069.50
  1992/07/31      17314.39                    15374.83
  1992/08/31      17634.54                    15578.38
  1992/09/30      17823.41                    15755.88
  1992/10/31      17594.43                    15556.88
  1992/11/30      17786.68                    15777.20
  1992/12/31      18050.71                    15980.35
  1993/01/31      18533.20                    16373.85
  1993/02/28      18939.16                    16683.78
  1993/03/31      19378.61                    16973.03
  1993/04/30      19488.98                    17094.86
  1993/05/31      19754.04                    17324.98
  1993/06/30      20236.09                    17650.47
  1993/07/31      20501.78                    17840.19
  1993/08/31      20661.45                    18010.26
  1993/09/30      20700.81                    18099.12
  1993/10/31      21195.56                    18440.06
  1993/11/30      21349.14                    18540.92
  1993/12/31      21741.98                    18726.31
  1994/01/31      22366.69                    19136.70
  1994/02/28      22274.84                    18999.08
  1994/03/31      21595.77                    18379.96
  1994/04/30      21355.20                    18165.17
  1994/05/31      21487.78                    18100.45
  1994/06/30      21448.13                    18167.07
  1994/07/31      21531.14                    18294.78
  1994/08/31      21685.20                    18421.85
  1994/09/30      21795.41                    18414.88
  1994/10/31      21755.57                    18461.68
  1994/11/30      21407.56                    18304.63
  1994/12/31      21417.20                    18508.24
  1995/01/31      21601.37                    18769.77
  1995/02/28      22296.81                    19355.41
  1995/03/31      22497.51                    19624.77
  1995/04/30      23223.54                    20084.26
  1995/05/31      23743.85                    20711.73
  1995/06/30      23693.73                    20869.93
  1995/07/31      24277.24                    21108.52
  1995/08/31      24414.81                    21236.63
  1995/09/30      24708.62                    21479.60
  1995/10/31      25030.86                    21631.86
  1995/11/30      25166.56                    21843.02
  1995/12/31      25544.51                    22193.64
  1996/01/31      26145.55                    22544.14
  1996/02/29      26498.15                    22578.09
  1996/03/31      26317.12                    22516.77
  1996/04/30      26626.24                    22526.97
  1996/05/31      26826.51                    22689.43
  1996/06/30      26867.26                    22825.73
  1996/07/31      26871.06                    22980.69
  1996/08/31      27255.33                    23218.02
  1996/09/30      28170.43                    23716.17
  1996/10/31      28264.70                    23976.08
  1996/11/30      28605.53                    24460.81
  1996/12/31      28932.46                    24649.03
  1997/01/31      29238.28                    24838.46
  1997/02/28      29784.66                    25186.89
  1997/03/31      28968.94                    24907.16
  1997/04/30      29199.70                    25190.64
  1997/05/31      30040.68                    25691.85
  1997/06/30      30587.13                    26089.56
  1997/07/31      31607.40                    26715.65
  1997/08/31      31787.56                    26655.54
  1997/09/30      32905.87                    27110.65
  1997/10/31      32563.57                    27290.57
  1997/11/30      32861.67                    27534.98
  1997/12/31      33297.71                    27810.28
  1998/01/31      34187.55                    28217.67
  1998/02/28      34585.35                    28340.94
  1998/03/31      35303.84                    28585.18
  1998/04/30      35320.28                    28720.95
  1998/05/31      35045.97                    28906.75
  1998/06/30      35096.07                    29064.14
  1998/07/31      35372.98                    29229.89
  1998/08/31      31537.61                    27968.59
  1998/09/30      31678.51                    28024.38
  1998/10/30      31084.32                    27564.00
IMATRL PRASUN   SHR__CHT 19981031 19981211 135002 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on October 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $31,084 - a 210.84% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $27,564 - a 175.64% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                           YEARS ENDED OCTOBER 31,

                  1998     1997    1996    1995    1994

DIVIDEND RETURNS  7.57%    9.57%   9.56%   8.90%   7.15%

CAPITAL RETURNS   -12.11%   5.64%   3.36%   6.15%  -4.51%

TOTAL RETURNS     -4.54%   15.21%  12.92%  15.05%  2.64%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              7.62(CENTS)  42.79(CENTS)  103.70(CENTS)

ANNUALIZED DIVIDEND RATE         8.20%        6.93%         8.24%

30-DAY ANNUALIZED YIELD          10.29%       -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.94 over the past one month, $12.24 over the past six months and $12.58 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL B             -5.10%  41.78%  211.42%

FIDELITY ADV HIGH YIELD - CL B             -9.40%  39.94%  211.42%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                       1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE           -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 235 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL B             -5.10%  7.23%   12.03%

FIDELITY ADV HIGH YIELD - CL B             -9.40%  6.95%   12.03%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                       1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE           -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             FA High Yield -CL B         ML High Yield Master
             00665                       ML002
  1988/10/31      10000.00                    10000.00
  1988/11/30      10029.42                    10037.46
  1988/12/31      10126.96                    10079.93
  1989/01/31      10401.16                    10231.10
  1989/02/28      10473.86                    10299.85
  1989/03/31      10371.67                    10290.69
  1989/04/30      10256.74                    10321.06
  1989/05/31      10515.87                    10511.07
  1989/06/30      10891.27                    10659.98
  1989/07/31      10950.74                    10710.47
  1989/08/31      11061.49                    10763.37
  1989/09/30      10736.88                    10660.90
  1989/10/31      10333.74                    10492.28
  1989/11/30      10363.88                    10515.79
  1989/12/31      10495.10                    10506.28
  1990/01/31      10342.83                    10300.95
  1990/02/28      10287.93                    10150.93
  1990/03/31      10469.15                    10288.15
  1990/04/30      10595.02                    10340.42
  1990/05/31      10950.87                    10527.20
  1990/06/30      11263.43                    10731.15
  1990/07/31      11525.47                    10957.93
  1990/08/31      11242.54                    10538.44
  1990/09/30      10958.31                    10080.11
  1990/10/31      10703.22                     9823.59
  1990/11/30      11037.40                     9906.81
  1990/12/31      11261.35                    10049.56
  1991/01/31      11520.44                    10191.62
  1991/02/28      12181.56                    10948.08
  1991/03/31      12638.54                    11418.80
  1991/04/30      13023.40                    11825.44
  1991/05/31      13162.12                    11883.18
  1991/06/30      13515.49                    12122.23
  1991/07/31      14003.73                    12412.69
  1991/08/31      14185.50                    12673.58
  1991/09/30      14377.05                    12835.00
  1991/10/31      14949.58                    13216.40
  1991/11/30      15122.16                    13369.06
  1991/12/31      15196.57                    13524.38
  1992/01/31      15893.18                    13997.23
  1992/02/29      16551.08                    14344.86
  1992/03/31      17020.24                    14545.01
  1992/04/30      17175.13                    14650.88
  1992/05/31      17362.52                    14884.57
  1992/06/30      17624.60                    15069.50
  1992/07/31      17942.38                    15374.83
  1992/08/31      18274.14                    15578.38
  1992/09/30      18469.85                    15755.88
  1992/10/31      18232.57                    15556.88
  1992/11/30      18431.80                    15777.20
  1992/12/31      18705.40                    15980.35
  1993/01/31      19205.38                    16373.85
  1993/02/28      19626.07                    16683.78
  1993/03/31      20081.46                    16973.03
  1993/04/30      20195.84                    17094.86
  1993/05/31      20470.51                    17324.98
  1993/06/30      20970.04                    17650.47
  1993/07/31      21245.37                    17840.19
  1993/08/31      21410.82                    18010.26
  1993/09/30      21451.62                    18099.12
  1993/10/31      21964.31                    18440.06
  1993/11/30      22123.46                    18540.92
  1993/12/31      22530.55                    18726.31
  1994/01/31      23177.91                    19136.70
  1994/02/28      23082.74                    18999.08
  1994/03/31      22379.04                    18379.96
  1994/04/30      22129.74                    18165.17
  1994/05/31      22267.13                    18100.45
  1994/06/30      22226.04                    18167.07
  1994/07/31      22274.75                    18294.78
  1994/08/31      22414.13                    18421.85
  1994/09/30      22510.60                    18414.88
  1994/10/31      22433.86                    18461.68
  1994/11/30      22079.95                    18304.63
  1994/12/31      22054.68                    18508.24
  1995/01/31      22230.40                    18769.77
  1995/02/28      22932.51                    19355.41
  1995/03/31      23124.87                    19624.77
  1995/04/30      23836.66                    20084.26
  1995/05/31      24376.62                    20711.73
  1995/06/30      24309.38                    20869.93
  1995/07/31      24872.53                    21108.52
  1995/08/31      25020.57                    21236.63
  1995/09/30      25286.31                    21479.60
  1995/10/31      25602.25                    21631.86
  1995/11/30      25705.26                    21843.02
  1995/12/31      26098.84                    22193.64
  1996/01/31      26676.07                    22544.14
  1996/02/29      27020.46                    22578.09
  1996/03/31      26819.82                    22516.77
  1996/04/30      27121.92                    22526.97
  1996/05/31      27335.11                    22689.43
  1996/06/30      27338.35                    22825.73
  1996/07/31      27349.11                    22980.69
  1996/08/31      27702.01                    23218.02
  1996/09/30      28618.96                    23716.17
  1996/10/31      28699.92                    23976.08
  1996/11/30      29008.31                    24460.81
  1996/12/31      29349.17                    24649.03
  1997/01/31      29644.82                    24838.46
  1997/02/28      30183.80                    25186.89
  1997/03/31      29338.71                    24907.16
  1997/04/30      29556.87                    25190.64
  1997/05/31      30369.09                    25691.85
  1997/06/30      30931.28                    26089.56
  1997/07/31      31947.64                    26715.65
  1997/08/31      32088.14                    26655.54
  1997/09/30      33203.05                    27110.65
  1997/10/31      32816.54                    27290.57
  1997/11/30      33128.52                    27534.98
  1997/12/31      33551.25                    27810.28
  1998/01/31      34432.44                    28217.67
  1998/02/28      34814.99                    28340.94
  1998/03/31      35494.61                    28585.18
  1998/04/30      35491.82                    28720.95
  1998/05/31      35222.23                    28906.75
  1998/06/30      35254.16                    29064.14
  1998/07/31      35513.97                    29229.89
  1998/08/31      31660.27                    27968.59
  1998/09/30      31758.03                    28024.38
  1998/10/30      31141.89                    27564.00
IMATRL PRASUN   SHR__CHT 19981031 19981211 135138 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $31,142 - a 211.42% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to 27,564 - a 175.64% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                      YEARS ENDED OCTOBER 31,        JUNE 30, 1994
                                                     (COMMENCEMENT
                                                     OF SALE OF
                                                     CLASS B SHARES) TO
                                                     OCTOBER 31,

                  1998     1997    1996    1995      1994

DIVIDEND RETURNS  6.98%    8.85%   8.82%   8.05%     1.74%

CAPITAL RETURNS   -12.08%   5.49%   3.28%   6.07%    -0.80%

TOTAL RETURNS     -5.10%   14.34%  12.10%  14.12%    0.94%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              6.96(CENTS)  38.76(CENTS)  95.56(CENTS)

ANNUALIZED DIVIDEND RATE         7.52%        6.30%         7.62%

30-DAY ANNUALIZED YIELD          10.02%       -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.90 over the past one month, $12.20 over the past six months, and $12.54 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the period shown, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL C             -5.32%  41.47%  210.72%

FIDELITY ADV HIGH YIELD - CL C             -6.18%  41.47%  210.72%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                       1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE           -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 235 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - CL C             -5.32%  7.18%   12.00%

FIDELITY ADV HIGH YIELD - CL C             -6.18%  7.18%   12.00%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                       1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE           -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             FA High Yield -CL C         ML High Yield Master
             00521                       ML002
  1988/10/31      10000.00                    10000.00
  1988/11/30      10029.42                    10037.46
  1988/12/31      10126.96                    10079.93
  1989/01/31      10401.16                    10231.10
  1989/02/28      10473.86                    10299.85
  1989/03/31      10371.67                    10290.69
  1989/04/30      10256.74                    10321.06
  1989/05/31      10515.87                    10511.07
  1989/06/30      10891.27                    10659.98
  1989/07/31      10950.74                    10710.47
  1989/08/31      11061.49                    10763.37
  1989/09/30      10736.88                    10660.90
  1989/10/31      10333.74                    10492.28
  1989/11/30      10363.88                    10515.79
  1989/12/31      10495.10                    10506.28
  1990/01/31      10342.83                    10300.95
  1990/02/28      10287.93                    10150.93
  1990/03/31      10469.15                    10288.15
  1990/04/30      10595.02                    10340.42
  1990/05/31      10950.87                    10527.20
  1990/06/30      11263.43                    10731.15
  1990/07/31      11525.47                    10957.93
  1990/08/31      11242.54                    10538.44
  1990/09/30      10958.31                    10080.11
  1990/10/31      10703.22                     9823.59
  1990/11/30      11037.40                     9906.81
  1990/12/31      11261.35                    10049.56
  1991/01/31      11520.44                    10191.62
  1991/02/28      12181.56                    10948.08
  1991/03/31      12638.54                    11418.80
  1991/04/30      13023.40                    11825.44
  1991/05/31      13162.12                    11883.18
  1991/06/30      13515.49                    12122.23
  1991/07/31      14003.73                    12412.69
  1991/08/31      14185.50                    12673.58
  1991/09/30      14377.05                    12835.00
  1991/10/31      14949.58                    13216.40
  1991/11/30      15122.16                    13369.06
  1991/12/31      15196.57                    13524.38
  1992/01/31      15893.18                    13997.23
  1992/02/29      16551.08                    14344.86
  1992/03/31      17020.24                    14545.01
  1992/04/30      17175.13                    14650.88
  1992/05/31      17362.52                    14884.57
  1992/06/30      17624.60                    15069.50
  1992/07/31      17942.38                    15374.83
  1992/08/31      18274.14                    15578.38
  1992/09/30      18469.85                    15755.88
  1992/10/31      18232.57                    15556.88
  1992/11/30      18431.80                    15777.20
  1992/12/31      18705.40                    15980.35
  1993/01/31      19205.38                    16373.85
  1993/02/28      19626.07                    16683.78
  1993/03/31      20081.46                    16973.03
  1993/04/30      20195.84                    17094.86
  1993/05/31      20470.51                    17324.98
  1993/06/30      20970.04                    17650.47
  1993/07/31      21245.37                    17840.19
  1993/08/31      21410.82                    18010.26
  1993/09/30      21451.62                    18099.12
  1993/10/31      21964.31                    18440.06
  1993/11/30      22123.46                    18540.92
  1993/12/31      22530.55                    18726.31
  1994/01/31      23177.91                    19136.70
  1994/02/28      23082.74                    18999.08
  1994/03/31      22379.04                    18379.96
  1994/04/30      22129.74                    18165.17
  1994/05/31      22267.13                    18100.45
  1994/06/30      22226.04                    18167.07
  1994/07/31      22274.75                    18294.78
  1994/08/31      22414.13                    18421.85
  1994/09/30      22510.60                    18414.88
  1994/10/31      22433.86                    18461.68
  1994/11/30      22079.95                    18304.63
  1994/12/31      22054.68                    18508.24
  1995/01/31      22230.40                    18769.77
  1995/02/28      22932.51                    19355.41
  1995/03/31      23124.87                    19624.77
  1995/04/30      23836.66                    20084.26
  1995/05/31      24376.62                    20711.73
  1995/06/30      24309.38                    20869.93
  1995/07/31      24872.53                    21108.52
  1995/08/31      25020.57                    21236.63
  1995/09/30      25286.31                    21479.60
  1995/10/31      25602.25                    21631.86
  1995/11/30      25705.26                    21843.02
  1995/12/31      26098.84                    22193.64
  1996/01/31      26676.07                    22544.14
  1996/02/29      27020.46                    22578.09
  1996/03/31      26819.82                    22516.77
  1996/04/30      27121.92                    22526.97
  1996/05/31      27335.11                    22689.43
  1996/06/30      27338.35                    22825.73
  1996/07/31      27349.11                    22980.69
  1996/08/31      27702.01                    23218.02
  1996/09/30      28618.96                    23716.17
  1996/10/31      28699.92                    23976.08
  1996/11/30      29008.31                    24460.81
  1996/12/31      29349.17                    24649.03
  1997/01/31      29644.82                    24838.46
  1997/02/28      30183.80                    25186.89
  1997/03/31      29338.71                    24907.16
  1997/04/30      29556.87                    25190.64
  1997/05/31      30369.09                    25691.85
  1997/06/30      30931.28                    26089.56
  1997/07/31      31947.64                    26715.65
  1997/08/31      32088.14                    26655.54
  1997/09/30      33203.05                    27110.65
  1997/10/31      32816.54                    27290.57
  1997/11/30      33117.08                    27534.98
  1997/12/31      33506.08                    27810.28
  1998/01/31      34404.51                    28217.67
  1998/02/28      34758.99                    28340.94
  1998/03/31      35463.39                    28585.18
  1998/04/30      35427.99                    28720.95
  1998/05/31      35148.13                    28906.75
  1998/06/30      35176.85                    29064.14
  1998/07/31      35433.46                    29229.89
  1998/08/31      31565.74                    27968.59
  1998/09/30      31687.08                    28024.38
  1998/10/30      31071.83                    27564.00
IMATRL PRASUN   SHR__CHT 19981031 19981211 135351 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $31,072 - a 210.72% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $27,564 - a 175.64% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                        NOVEMBER 3, 1997
                       (COMMENCEMENT
                       OF SALE OF
                       CLASS C SHARES) TO
                       OCTOBER 31,

                       1998

DIVIDEND RETURNS       6.74%

CAPITAL RETURNS        -12.47%

TOTAL RETURNS          -5.73%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        LIFE OF
                                 MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE              6.90(CENTS)  37.92(CENTS)  92.93(CENTS)

ANNUALIZED DIVIDEND RATE         7.44%        6.16%         7.44%

30-DAY ANNUALIZED YIELD          N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.92 over the past one month, $12.22 over the past six months and $12.56 over the life of class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The high-yield bond market, like
practically all other bond and
equity markets, experienced
significant volatility during the
12-month period that ended
October 31, 1998. For the first half
of the period, the high-yield market
was buoyed by a strong U.S.
economy and was easily able to
absorb heavy new issuance. Until
July, the yield spread between
high-yield and intermediate bonds
remained historically narrow,
helping high-yield performance to
appreciate along with the U.S.
stock market. But when the U.S.
equity market suffered its summer
correction, and Russia devalued its
currency and began to default on
its debts, investors sought
investments with a more substantial
perception of safety. Subsequently,
the high-yield market suffered
tremendously during this flight to
safety. The near collapse of
Long-Term Capital Management, a
hedge fund for wealthy investors,
also contributed to the malaise in
high-yield performance through
the summer and early fall. Recently,
however, thanks to two interest-rate
cuts by the Federal Reserve Board
and some easing of international
economic turmoil that has plagued
the world's financial markets for the
past year, the high-yield market has
shown some signs of life. For the
12-month period ending October 31,
1998, the Merrill Lynch High Yield
Master Index - a broad measure
of the high-yield market -
returned 1.00%.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW DID THE FUND PERFORM, MARGARET?
A. For the 12-month period that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares provided total returns of -4.55%, -4.54%, -5.10% and -5.32%, respectively. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -3.35% for the same 12-month period, according to Lipper Analytical Services. To gauge how the fund did relative to the high-yield market, the Merill Lynch High Yield Master Index returned 1.00% for the year.
Q. AFTER POSTING GAINS EARLY IN THE PERIOD, THE HIGH-YIELD MARKET SUFFERED SIGNIFICANT LOSSES IN AUGUST AND SEPTEMBER. WHAT CAUSED THE TURNAROUND?
A. The main reason for the high-yield market's poor late summer performance was a global flight to quality in which investors avoided almost every type of riskier investment. The rush to less-risky investments was set off by a barrage of unnerving events, culminating in Russia's devaluation of its currency and the country's default on its bonds, which are of lower credit quality. In early October, news of large hedge fund losses caused investors to worry about how liquid
- or how easily traded - riskier markets would be. Not that those events had in any way altered the fundamentals, or business prospects, of the majority of companies that issue high-yield debt. The default rate among high-yield issuers remained below its historical average. Rather, the market's sell-off was almost exclusively due to technical factors - such as vastly curtailed demand, fears about liquidity and hedge fund selling - that bordered on good old-fashioned panic. During the final weeks of the period, however, investors poured money back into high-yield bonds and helped the market stage a comeback.
Q. WHY DID THE FUND LAG ITS BENCHMARK, THE MERRILL LYNCH HIGH YIELD
MASTER INDEX?
A. The primary reason for the fund's lag was its relatively large weighting in telecommunications companies, which, after leading the high-yield market higher during the vast majority of the period, were among its worst performers more recently. Many of the fund's telecommunications holdings were in the form of zero coupon bonds and preferred stocks, which don't pay a high amount of current income to help cushion their prices in a market downturn. Furthermore, investors initially were concerned that telecommunications companies would run out of money if the world financial markets continued to endure a credit crunch where borrowing was extremely difficult. After leading the market higher during the majority of the past year, the fund's telecommunications holdings - such as Nextel, NEXTLINK and others - performed poorly from August through early October.
Q.  WHICH HOLDINGS HELD UP AGAINST THE DIFFICULT ENVIRONMENT?
A. The fund's stake in higher-quality, Ba-rated bonds such as Niagara Mohawk performed relatively well. The higher its credit quality, the better a bond fared during the past few months.
Q. WHAT CHANGES HAVE YOU MADE TO THE FUND DURING THE PAST SIX MONTHS?
A. In August - prior to the high-yield market's unraveling - I sold some holdings in order to lock in profits. I did that because I anticipated an increased number of new deals coming to the high-yield market, which I felt would put pressure on prices. As a result of those sales, the fund had holdings in cash after the market's fall, and I was able to add to or to initiate positions in bonds I liked at very attractive prices - such as Qwest Communications, Level Three and Global Crossing. All three rebounded in October and posted good gains for the fund. In addition to the fund's telecommunications emphasis, I also kept relatively large weightings in grocery store chains - such as Pathmark Stores - and broadcasters, such as Adelphia Communications and CBS Radio.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, high-yield prices still seemed to be reflecting the worst case scenario. Spreads on the bonds - or the amount of yield investors demanded over that of Treasuries - had diminished somewhat, but were still quite wide when viewed on a historical basis. At the end of the period, spreads were at wide levels not seen since December 1991 when the rate of default among high-yield issuers was more than 10%, compared to the current rate which is around 2%. Even if you assume the default rate doubles, high-yield bond prices still look attractive. That said, the high-yield market's performance will likely depend on how investors view its attractiveness relative to perceived risks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

MARGARET EAGLE ON
POSITIONING OF THE FUND:
"For the past year or so, I've
become increasingly concerned
about economic deterioration,
primarily because of economic
depressions in emerging countries.
That's why I've positioned the fund
somewhat defensively, with little
exposure to commodity-based
companies - including chemical,
steel and paper companies - that I
believe would fare poorly in a weaker
economy. Instead, I've emphasized
telecommunications companies
because I think they will continue
to grow even if we do experience
economic softening."

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in income-producing
debt securities, preferred stocks
and convertible securities,
with an emphasis on
lower-quality debt securities
START DATE: January 5, 1987
SIZE: as of October 31,
1998, more than $3.6 billion
MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980
(checkmark)


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF OCTOBER 31, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE HOLDINGS
                                                        6 MONTHS AGO

ADELPHIA COMMUNICATIONS CORP.              3.7           3.1

NEXTEL COMMUNICATIONS, INC.                3.1           3.6

NTL, INC.                                  3.1           2.2

PATHMARK STORES INC.                       2.2           1.8

CSC HOLDINGS, INC.                         2.0           1.5



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

UTILITIES                                        31.4          29.1

MEDIA & LEISURE                                  30.6          30.5

TECHNOLOGY                                       6.8           7.5

RETAIL & WHOLESALE                               5.2           5.0

BASIC INDUSTRIES                                 3.5           4.3



QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA, AA, A                                       0.0           0.0

BAA                                              0.0           0.0

BA                                               9.3           5.5

B                                                41.1          46.4

CAA, CA, C                                       14.4          10.1

NOT RATED                                        11.5          10.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998 AND APRIL 30, 1998 ACCOUNT FOR 11.5% AND 10.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998**

NONCONVERTIBLE
BONDS 74.9%
CONVERTIBLE BONDS,
PREFERRED STOCKS 15.0%
COMMON STOCKS 3.7%
SHORT-TERM
INVESTMENTS 5.0%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
OTHER INVESTMENTS 1.4%
NONCONVERTIBLE
BONDS 71.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 20.7%
COMMON STOCKS 5.9%
SHORT-TERM
INVESTMENTS 1.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.4%
OTHER INVESTMENTS 0.8%
ROW: 1, COL: 1, VALUE: 74.90000000000001
ROW: 1, COL: 2, VALUE: 15.0
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 1.4
ROW: 1, COL: 1, VALUE: 71.09999999999999
ROW: 1, COL: 2, VALUE: 20.7
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 1.1
ROW: 1, COL: 5, VALUE: 0.4
ROW: 1, COL: 6, VALUE: 0.8

* FOREIGN
 INVESTMENTS 9.9%
** FOREIGN
 INVESTMENTS 10.7%


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CORPORATE BONDS - 74.9%

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

CONVERTIBLE BONDS - 0.0%

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc. 0%                      -         $ 110                      $ 82
12/15/05 (d)(e)

NONCONVERTIBLE BONDS - 74.9%

AEROSPACE & DEFENSE - 0.1%

Compass Aerospace Corp. 10.125%                      Caa1       3,920                      3,881
4/15/05 (e)

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (e)                       B2         13,210                     12,682

IRON & STEEL - 0.4%

Pohang Iron & Steel Co. Ltd. yankee 6.625%           Ba1        8,460                      6,777
7/1/03

Republic Engineered Steels, Inc. 9.875%              Caa1       9,000                      8,910
12/15/01

                                                                                           15,687

PACKAGING & CONTAINERS - 0.6%

Gaylord Container Corp.:

9.375% 6/15/07                                       Caa1       13,650                     9,965

9.75% 6/15/07                                        Caa1       6,340                      4,723

9.875% 2/15/08                                       Caa2       14,865                     6,838

                                                                                           21,526

PAPER & FOREST PRODUCTS - 2.1%

Advance Agro PCL 13% 11/15/07 (e)                    B3         13,440                     8,064

APP Finance II Mauritius Ltd.:

12% 2/15/04                                          B3         20,190                     10,095

12% 3/15/04                                          Caa        17,380                     8,690

Container Corp. of America:

gtd.:

10.75% 5/1/02                                        B1         3,240                      3,272

11.25% 5/1/04                                        B1         4,550                      4,550

9.75% 4/1/03                                         B1         8,490                      8,235

Florida Coast Paper Co. LLC Florida Coast Paper      Caa1       16,980                     11,037
Finance Corp. 12.75% 6/1/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - CONTINUED

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07         Caa1      $ 2,580                    $ 1,380

Stone Container Corp. 12.58% 8/1/16 (f)              B2         18,740                     18,740

                                                                                           74,063

TOTAL BASIC INDUSTRIES                                                                     123,958

CONSTRUCTION & REAL ESTATE - 0.4%

REAL ESTATE INVESTMENT TRUSTS - 0.4%

Ocwen Asset Investment Corp. 11.5%                   -          26,970                     15,373
7/1/05 (e)

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES - 0.9%

Blue Bird Body Co. 10.75% 11/15/06                   B2         870                        861

Breed Technologies, Inc. 9.25% 4/15/08 (e)           B3         33,950                     26,481

Federal-Mogul Corp. 7.875% 7/1/10                    Ba2        5,100                      4,873

Morris Material Handling, Inc. 9.5% 4/1/08           B2         2,293                      1,559

                                                                                           33,774

CONSUMER DURABLES - 0.2%

Corning Consumer Products Co. 9.625%                 B3         10,470                     8,062
5/1/08

CONSUMER ELECTRONICS - 0.1%

Windmere-Durable Holdings, Inc. 10% 7/31/08          B3         2,490                      2,092

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)       -          11,196                     10,077

Sealy Mattress Co.:

0% 12/15/07 (d)                                      B3         5,230                      2,929

9.875% 12/15/07                                      B3         5,550                      4,995

                                                                                           18,001

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.3%

Polymer Group, Inc. 9% 7/1/07                        B2        $ 3,610                    $ 3,393

Worldtex, Inc. 9.625% 12/15/07                       B1         7,880                      6,304

                                                                                           9,697

TOTAL DURABLES                                                                             71,626

ENERGY - 1.8%

COAL - 0.5%

P&L Coal Holdings Corp. 9.625% 5/15/08 (e)           B2         18,630                     18,444

OIL & GAS - 1.3%

Chesapeake Energy Corp. 9.625% 5/1/05                B1         14,730                     12,373

Cross Timbers Oil Co. 8.75% 11/1/09                  B2         5,980                      5,083

Ocean Energy, Inc.:

8.375% 7/1/08 (e)                                    B1         5,280                      5,016

8.875% 7/15/07                                       B1         5,010                      4,935

10.375% 10/15/05                                     B2         590                        609

Plains Resources, Inc. 10.25% 3/15/06                B2         1,070                      1,059

Seven Seas Petroleum, Inc. 12.5% 5/15/05             Caa1       6,780                      4,610

Snyder Oil Corp. 8.75% 6/15/07                       B2         7,410                      7,280

Vintage Petroleum, Inc. 9% 12/15/05                  B1         1,620                      1,648

YPF Sociedad Anonima 7.75% 8/27/07                   Ba3        2,850                      2,494

                                                                                           45,107

TOTAL ENERGY                                                                               63,551

FINANCE - 2.6%

CREDIT & OTHER FINANCE - 2.6%

Aames Financial Corp. 9.125% 11/1/03                 B3         2,670                      1,602

CEX Holdings, Inc. 9.625% 6/1/08 (e)                 B2         7,220                      6,931

Denbury Management, Inc. 9% 3/1/08                   B3         16,910                     14,374

DGS International Finance Co. BV 10% 6/1/07          Caa1       7,140                      4,141

Digital Television Services LLC/DTS Capital, Inc.    B3         12,450                     12,575
12.5% 8/1/07

GS Escrow Corp. 7.125% 8/1/05 (e)                    Ba1        9,700                      9,472

Macsaver Financial Services, Inc. 7.6% 8/1/07        Ba1        2,440                      1,757

Ocwen Capital Trust 10.875% 8/1/27                   B2         3,080                      2,310

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

ORBCOMM Global L.P./ORBCOMM Capital Co.              B3        $ 1,090                    $ 970
14% 9/15/04

Stone Container Finance Co. 11.5% 8/15/06 (e)        B2         8,330                      7,789

Time Warner Telecom LLC/Time Warner Telecom,         B2         22,820                     22,706
Inc. 9.75% 7/15/08

Transwestern Pub Co. LP/Township Capital             B2         5,475                      5,366
9.625% 11/15/07

Winstar Equipment II Corp. 12.5% 3/15/04             -          5,450                      5,123

                                                                                           95,116

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (e)                         -          48                         48

TOTAL FINANCE                                                                              95,164

HEALTH - 1.9%

DRUGS & PHARMACEUTICALS - 0.6%

Global Health Sciences, Inc. 11% 5/1/08              Caa1       25,080                     21,569

MEDICAL EQUIPMENT & SUPPLIES - 0.2%

ALARIS Medical, Inc. 9.75% 12/1/06                   B3         1,680                      1,579

Graham-Field Health Products, Inc. 9.75%             Caa1       14,270                     6,707
8/15/07

                                                                                           8,286

MEDICAL FACILITIES MANAGEMENT - 1.1%

Fountain View, Inc. 11.25% 4/15/08                   Caa1       8,630                      6,731

Harborside Healthcare Corp. 0% 8/1/08 (d)(e)         B3         24,000                     11,520

Oxford Health Plans, Inc. 11% 5/15/05 (e)            Caa1       21,050                     18,314

Paracelsus Healthcare Corp. 10% 8/15/06              B3         1,930                      1,737

                                                                                           38,302

TOTAL HEALTH                                                                               68,157

INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%

ELECTRICAL EQUIPMENT - 0.4%

L-3 Communications Corp. 10.375% 5/1/07              B2         2,600                      2,776

Motors & Gears, Inc. 10.75% 11/15/06                 B3         11,870                     11,751

                                                                                           14,527

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%

Continental Global Group, Inc. 11% 4/1/07            B2        $ 11,980                   $ 9,824

Specialty Equipment Companies, Inc. 11.375%          B3         7,050                      7,314
12/1/03

                                                                                           17,138

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                     31,665

MEDIA & LEISURE - 23.6%

BROADCASTING - 18.6%

ACME Television LLC/ACME Financial Corp. 0%          B3         4,742                      3,509
9/30/04 (d)

Adelphia Communications Corp.:

8.375% 2/1/08                                        B2         15,640                     15,562

9.25% 10/1/02                                        B2         20,200                     20,806

9.5% 2/15/04 pay-in-kind                             B2         29,244                     29,499

9.875% 3/1/07                                        B2         36,755                     39,328

Ascent Entertainment Group, Inc. 0%                  B3         10,480                     5,921
12/15/04 (d)

Benedek Communications Corp. 0% 5/15/06 (d)          B3         6,090                      4,019

CapStar Broadcasting Partners, Inc. 0%               B3         9,910                      7,433
2/1/09 (d)

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind          -          13,861                     16,079

Century Communications Corp.:

8.375% 12/15/07                                      Ba3        620                        640

8.75% 10/1/07                                        Ba3        2,250                      2,329

9.5% 3/1/05                                          Ba3        1,770                      1,898

Chancellor Media Corp. 9% 10/1/08 (e)                Ba3        27,475                     27,544

Charter Communications LP/Charter                    B3         610                        659
Communications Southeast Capital Corp.
11.25% 3/15/06

Citadel Broadcasting Co. 10.25% 7/1/07               B3         14,040                     14,812

Classic Cable, Inc. 9.875% 8/1/09 (e)                B3         2,460                      2,485

Classic Communications, Inc. 0% 8/1/09               Caa1       9,500                      4,940
unit (d)(e)

Comcast UK Cable Partners Ltd. 0%                    B2         7,370                      5,749
11/15/07 (d)

CSC Holdings, Inc. 7.625% 7/16/18                    Ba2        12,650                     11,689

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications PLC yankee 0%           Caa1      $ 9,080                    $ 6,628
12/15/05 (d)

EchoStar Communications Corp. 0% 6/1/04 (d)          B2         5,800                      5,655

Echostar DBS Corp. 12.5% 7/1/02                      Caa1       28,930                     29,581

Echostar Satellite Broadcasting Corp. 0%             B3         55,840                     48,022
3/15/04 (d)

Falcon Holdings Group LP/Falcon Funding:

0% 4/15/10 (d)                                       B2         26,200                     17,292

8.375% 4/15/10                                       B2         12,500                     12,344

FrontierVision Holdings LP/FrontierVision            Caa1       29,290                     23,652
Holdings Capital Corp. 0% 9/15/07 (d)

Golden Sky Systems, Inc. 12.375% 8/1/06 (e)          B3         10,670                     10,563

Granite Broadcasting Corp. 8.875% 5/15/08            B3         4,800                      4,152

Intermedia Capital Partners IV LP / Intermedia       B2         3,868                      4,235
Partners IV Capital Corp. 11.25% 8/1/06

International Cabletel, Inc. 0% 2/1/06 (d)           B3         31,387                     23,854

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                      B3         20,850                     15,638

11.25% 7/15/05                                       B3         7,140                      5,426

Lenfest Communications, Inc.:

8.25% 2/15/08                                        B2         3,440                      3,449

8.375% 11/1/05                                       Ba3        2,830                      2,950

10.5% 6/15/06                                        B2         820                        918

LIN Holdings Corp. 0% 3/1/08 (d)                     B3         22,050                     14,222

LIN Television Corp. 8.375% 3/1/08                   B2         11,700                     11,232

NTL, Inc.:

0% 4/1/08 (d)(e)                                     B3         35,870                     19,729

10% 2/15/07                                          B3         28,600                     27,170

11.5% 10/1/08 (e)                                    B3         35,980                     37,239

Orbital Imaging Corp. 11.625% 3/1/05                 -          25,730                     22,642

Pegasus Communications Corp. 9.625%                  B3         640                        582
10/15/05

Renaissance Media Group LLC/Renaissance 0%           B3         24,570                     15,479
4/15/08 (d)

Satelites Mexicanos SA de CV 10.125%                 B3         32,880                     22,358
11/1/04 (e)

Telewest Communications PLC 11.25%                   B+         5,360                      5,628
11/1/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC:

yankee 0% 10/1/07 (d)                                B1        $ 42,880                   $ 33,875

9.625% 10/1/06                                       B1         6,010                      5,890

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (d)                              B2         18,170                     7,086

Series D 0% 5/15/06 (d)                              B2         6,510                      2,539

United International Holdings, Inc. 0%               B3         31,050                     14,594
2/15/08 (d)

                                                                                           669,525

ENTERTAINMENT - 3.2%

AMC Entertainment, Inc. 9.5% 3/15/09                 B2         4,750                      4,608

Cinemark USA, Inc. 8.5% 8/1/08                       B2         10,960                     10,193

Hollywood Theaters, Inc. 10.625% 8/1/07              B3         5,410                      4,599

Livent, Inc. 9.375% 10/15/04 (i)                     B1         11,100                     6,660

Premier Parks, Inc.:

0% 4/1/08 (d)                                        B3         28,340                     17,429

9.25% 4/1/06                                         B3         22,070                     22,291

SFX Entertainment, Inc. 9.125% 2/1/08                B3         8,640                      8,035

Viacom, Inc. 8% 7/7/06                               Ba2        41,610                     42,858

                                                                                           116,673

LODGING & GAMING - 1.5%

Hard Rock Hotel, Inc. 9.25% 4/1/05                   B3         3,510                      3,405

KSL Recreation Group, Inc. 10.25% 5/1/07             B3         11,080                     10,997

Signature Resorts, Inc. 9.75% 10/1/07                B3         24,120                     18,090

Sun International Hotels Ltd./Sun International
North America, Inc.:

yankee 9% 3/15/07                                    Ba3        2,800                      2,884

8.625% 12/15/07                                      Ba3        17,690                     17,778

                                                                                           53,154

PUBLISHING - 0.2%

Perry Judd, Inc. 10.625% 12/15/07                    B3         2,290                      2,290

Sun Media Corp.:

yankee 9.5% 2/15/07                                  B2         1,437                      1,566

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Sun Media Corp.: - continued

9.5% 5/15/07                                         B2        $ 615                      $ 670

Transwestern Holding LP/Township Capital Corp.       B3         1,870                      1,131
0% 11/15/08 (d)

                                                                                           5,657

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25% 5/15/07                 B3         740                        744

Nebraska Restaurant, Inc. 10.75% 7/15/08 (e)         B3         4,780                      4,541

                                                                                           5,285

TOTAL MEDIA & LEISURE                                                                      850,294

NONDURABLES - 1.9%

FOODS - 1.1%

Aurora Foods, Inc. 8.75% 7/1/08                      B1         4,780                      4,923

Del Monte Corp. 12.25% 4/15/07                       Caa1       11,100                     11,877

Del Monte Foods Co. 0% 12/15/07 (d)                  Caa2       29,320                     16,419

Gorges/Quik-To-Fix Foods, Inc. 11.5% 12/1/06         Caa1       22,420                     6,726

                                                                                           39,945

HOUSEHOLD PRODUCTS - 0.7%

AKI Holding Corp. 0% 7/1/09 (d)(e)                   Caa1       9,660                      3,671

AKI, Inc. 10.5% 7/1/08 (e)                           B2         3,050                      2,898

Revlon Consumer Products Corp. 8.625%                B3         19,280                     17,545
2/1/08

                                                                                           24,114

TOBACCO - 0.1%

North Atlantic Trading, Inc. 11% 6/15/04             B3         4,550                      4,186

TOTAL NONDURABLES                                                                          68,245

RETAIL & WHOLESALE - 4.8%

GROCERY STORES - 3.9%

Fleming Companies, Inc.:

10.5% 12/1/04                                        B3         3,990                      3,711

10.625% 7/31/07                                      B3         6,240                      5,663

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Jitney-Jungle Stores America, Inc. 10.375%           B3        $ 31,810                   $ 30,538
9/15/07

Pathmark Stores, Inc.:

9.625% 5/1/03                                        Caa1       24,760                     24,265

11.625% 6/15/02                                      Caa2       46,195                     44,116

12.625% 6/15/02                                      Caa2       10,220                     9,760

Star Market Co., Inc. 13% 11/1/04                    B3         13,740                     14,564

Supermarkets Acquisition:

10.875% 2/9/04                                       B1         1,900                      1,577

10.875% 2/9/04 (e)                                   Ba3        6,970                      5,785

                                                                                           139,979

RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%

Amazon.com, Inc. 0% 5/1/08 (d)                       Caa2       42,390                     24,692

U.S. Office Products Co. 9.75% 6/15/08 (e)           B3         8,555                      6,758

                                                                                           31,450

TOTAL RETAIL & WHOLESALE                                                                   171,429

SERVICES - 1.5%

LEASING & RENTAL - 0.2%

AP Holdings, Inc. 0% 3/15/08 (d)                     Caa2       2,360                      1,062

Apcoa, Inc. 9.25% 3/15/08                            Caa1       3,520                      3,133

Hollywood Entertainment Corp. 10.625%                B3         1,660                      1,577
8/15/04

                                                                                           5,772

PRINTING - 0.4%

Sullivan Graphics, Inc. 12.75% 8/1/05                Caa1       15,420                     15,266

SERVICES - 0.9%

Iron Mountain, Inc. 8.75% 9/30/09                    B3         12,990                     12,828

Medaphis Corp. 9.5% 2/15/05                          B2         10,710                     8,247

Spin Cycle, Inc. 0% 5/1/05 unit (d)(e)               -          11,510                     5,755

Young American Corp. 11.625% 2/15/06                 B3         12,200                     4,270

                                                                                           31,100

TOTAL SERVICES                                                                             52,138

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 5.0%

COMMUNICATIONS EQUIPMENT - 0.4%

Intermedia Communications, Inc.:

8.5% 1/15/08                                         B2        $ 2,490                    $ 2,353

8.6% 6/1/08                                          B2         11,320                     10,726

8.875% 11/1/07                                       B2         2,070                      1,987

                                                                                           15,066

COMPUTER SERVICES & SOFTWARE - 2.7%

Concentric Network Corp. 12.75% 12/15/07             -          24,120                     21,829

DecisionOne Corp. 9.75% 8/1/07                       B3         16,365                     8,183

DecisionOne Holdings Corp. 0% 8/1/08 unit (d)        Caa1       10,835                     2,709

Federal Data Corp. 10.125% 8/1/05                    B3         4,270                      3,843

ICG Services, Inc.:

0% 2/15/08 (d)                                       -          95,400                     46,746

0% 5/1/08 (d)                                        -          6,390                      3,019

PSINet, Inc. 10% 2/15/05                             B3         3,100                      3,038

Verio, Inc. 10.375% 4/1/05                           B3         6,520                      6,096

                                                                                           95,463

ELECTRONIC INSTRUMENTS - 1.1%

Fisher Scientific International, Inc. 9% 2/1/08      B3         21,815                     21,051

High Voltage Engineering Corp. 10.5% 8/15/04         B3         8,930                      7,858

Telecommunications Techniques Co. 9.75%              B3         11,980                     10,183
5/15/08 (e)

                                                                                           39,092

ELECTRONICS - 0.8%

Communications Instruments, Inc. 10% 9/15/04         B3         610                        537

Details, Inc. 10% 11/15/05                           B3         9,460                      8,798

Samsung Electronics America, Inc. 9.75%              Ba1        8,000                      6,760
5/1/03 (e)

Stellex Industries, Inc. 9.5% 11/1/07                B3         14,750                     13,275

                                                                                           29,370

TOTAL TECHNOLOGY                                                                           178,991

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

TRANSPORTATION - 1.6%

AIR TRANSPORTATION - 0.8%

Atlas Air, Inc. 9.25% 4/15/08                        B3        $ 12,530                   $ 11,590

Kitty Hawk, Inc. 9.95% 11/15/04                      B1         19,270                     18,499

                                                                                           30,089

RAILROADS - 0.3%

TFM SA de CV:

0% 6/15/09 (d)                                       B2         9,380                      4,690

10.25% 6/15/07                                       B2         4,610                      3,895

                                                                                           8,585

SHIPPING - 0.5%

Amer Reefer Co. Ltd. 10.25% 3/1/08 (e)               B1         6,530                      4,898

International Shipholding Corp. 7.75%                Ba3        5,810                      5,403
10/15/07

Stena Line AB 10.625% 6/1/08                         B1         9,820                      8,593

                                                                                           18,894

TOTAL TRANSPORTATION                                                                       57,568

UTILITIES - 23.4%

CELLULAR - 4.1%

ESAT Holdings Ltd. 0% 2/1/07 (d)                     Caa2       15,520                     9,622

McCaw International Ltd. 0% 4/15/07 (d)              Caa1       37,570                     16,719

Millicom International Cellular SA 0%                Caa1       50,130                     29,577
6/1/06 (d)

Nextel Communications, Inc.:

0% 8/15/04 (d)                                       B2         4,160                      3,827

0% 9/15/07 (d)                                       B2         3,591                      2,092

0% 2/15/08 (d)                                       B2         30,300                     16,438

12% 11/1/08 (e)                                      B2         16,500                     17,325

Orange PLC 8% 8/1/08                                 Ba3        13,130                     12,802

Rogers Communications, Inc. 8.875% 7/15/07           B2         10,610                     10,451

Telesystem International Wireless, Inc. 0%           Caa1       17,770                     5,686
6/30/07 (d)

Teligent, Inc.:

0% 3/1/08 (d)                                        Caa1       15,350                     6,409

11.5% 12/1/07                                        Caa1       18,880                     15,670

                                                                                           146,618

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.7%

Niagara Mohawk Power Corp.:

0% 7/1/10 (d)                                        Ba3       $ 37,410                   $ 27,590

7.625% 10/1/05                                       Ba3        18,360                     18,883

7.75% 10/1/08                                        Ba3        13,400                     14,137

                                                                                           60,610

TELEPHONE SERVICES - 17.6%

Allegiance Telecom, Inc.:

0% 2/15/08 (d)                                       -          1,650                      726

12.875% 5/15/08                                      -          15,620                     14,761

Call-Net Enterprises, Inc. 0% 8/15/08 (d)            B1         9,870                      5,478

Covad Communications Group, Inc. 0%                  -          24,200                     8,470
3/15/08 (d)

Dobson Wireline Co. 12.25% 6/15/08 (e)               -          17,455                     14,575

DTI Holdings, Inc. 0% 3/1/08 (d)                     -          61,080                     19,546

e.spire Communications, Inc.:

0% 11/1/05 (d)                                       -          15,015                     11,261

0% 4/1/06 (d)                                        -          20,520                     13,543

13.75% 7/15/07                                       -          15,200                     15,808

ESAT Telecom Group PLC 0% 2/1/07 (d)                 Caa2       7,530                      4,669

Facilicom International, Inc. 10.5% 1/15/08          -          8,260                      6,443

Firstworld Communications, Inc. 0%                   -          21,340                     5,975
4/15/08 (d)(e)

Flag Ltd. 8.25% 1/30/08                              Ba3        19,880                     18,141

Global Crossing Holdings Ltd. 9.625%                 -          32,450                     31,720
5/15/08 (e)

GST Network Funding, Inc. 0% 5/1/08 (d)(e)           -          35,110                     15,097

GST Equipment Funding, Inc. 13.25% 5/1/07            -          13,760                     13,485

GST Telecommunications, Inc. 12.75%                  -          18,740                     15,742
11/15/07

GST USA, Inc. 0% 12/15/05 (d)                        -          24,990                     17,118

Hermes Europe Railtel BV 11.5% 8/15/07               B3         18,200                     18,928

Hyperion Telecommunications, Inc.:

0% 4/15/03 (d)                                       B3         4,350                      2,958

12.25% 9/1/04                                        B3         9,790                      9,545

IXC Communications, Inc. 9% 4/15/08                  B3         17,030                     16,817

KMC Telecom Holdings, Inc. 0% 2/15/08 (d)            -          36,730                     16,345

Level 3 Communications, Inc. 9.125% 5/1/08           B3         46,460                     43,730

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc.:

8.375% 3/15/08                                       B2        $ 5,140                    $ 4,947

9.25% 7/15/07                                        B2         12,240                     12,362

9.5% 11/1/08 (e)                                     B2         13,730                     14,039

MetroNet Communications Corp.:

0% 11/1/07 (d)                                       B3         11,190                     6,546

0% 6/15/08 (d)                                       B3         38,350                     20,901

MGC Communications, Inc. 13% 10/1/04                 Caa2       5,340                      3,631

Netia Holdings BV 10.25% 11/1/07                     B3         15,740                     12,277

NEXTLINK Communications LLC 12.5% 4/15/06            B3         28,040                     29,582

Pathnet, Inc. 12.25% 4/15/08                         -          22,120                     15,705

Qwest Communications International, Inc.:

0% 10/15/07 (d)                                      Ba1        25,620                     19,535

7.5% 11/1/08 (e)                                     Ba1        12,520                     12,677

10.875% 4/1/07                                       Ba1        15,460                     17,779

Rhythms Netconnections, Inc. 0% 5/15/08              -          14,380                     5,177
unit (d)(e)

RSL Communications Ltd. 12.25% 11/15/06              B3         14,575                     14,284

Telegroup, Inc. 0% 11/1/04 (d)                       -          5,820                      2,910

Transtel Pass Through Trust 12.5% 11/1/07 (e)        B2         17,200                     7,396

Versatel Telecom BV 13.25% 5/15/08 (e)               -          7,060                      6,566

Viatel, Inc.:

0% 4/15/08 (d)                                       Caa1       24,860                     12,057

11.25% 4/15/08                                       Caa1       28,790                     25,911

WinStar Communications, Inc.:

0% 10/15/05 (d)                                      Caa1       2,560                      1,869

0% 10/15/05 (d)                                      Caa1       2,030                      2,192

0% 3/15/08 (d)                                       CCC        29,240                     22,222

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.: - continued

10% 3/15/08                                          CCC       $ 15,030                   $ 12,325

Winstar Equipment Corp. 12.5% 3/15/04                B3         11,270                     10,594

                                                                                           634,365

TOTAL UTILITIES                                                                            841,593

TOTAL NONCONVERTIBLE BONDS                                                                 2,693,633

TOTAL CORPORATE BONDS                                                                      2,693,715
(Cost $3,072,049)



ASSET-BACKED SECURITIES - 0.7%



Airplanes Pass Through Trust 10.875% 3/15/19   Ba2       23,615        24,323
(Cost $25,372)



COMMERCIAL MORTGAGE SECURITIES - 0.7%



Bardell Associates Note Trust 12.5%,             -         1,704             1,811
11/1/08 (h)

First Chicago/Lennar Trust I Series 1997-CHL1    -         10,700            7,737
Class E, 8.1309% 2/28/11 (f)

Resolution Trust Corp. Series 1991-M2 Class      Ba3       4,094             3,398
A-3, 7.2498% 9/25/20 (f)

Structured Asset Securities Corp.:

Series 1995-C1 Class E, 7.375% 9/25/24 (e)       BB        4,000             3,906

Series 1996-CFL Class G, 7.75% 2/25/28 (e)       -         9,260             8,107

TOTAL COMMERCIAL MORTGAGE SECURITIES                                         24,959
(Cost $23,457)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (C) - 0.0%



United Mexican States rights 6/30/03                              -       1        0
discount D (a) (Cost $0)



COMMON STOCKS - 3.7%

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive LP/Foamex JPS Capital Corp.            15,350             $ 322
warrants 7/1/99 (a)

Trivest 1992 Special Fund Ltd. (a)(g)                        3.0                 348

                                                                                 670

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd. warrants 10/15/03 (a)          2,010               1

Gaylord Container Corp. Class A (a)                          512,500             1,538

                                                                                 1,539

PAPER & FOREST PRODUCTS - 0.0%

Mail-Well, Inc. (a)(e)                                       93,752              1,225

TOTAL BASIC INDUSTRIES                                                           3,434

CONSTRUCTION & REAL ESTATE - 0.2%

CONSTRUCTION - 0.0%

Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(e)        24,095              24

REAL ESTATE - 0.2%

Sunterra Corp. (a)                                           580,100             5,511

REAL ESTATE INVESTMENT TRUSTS - 0.0%

Ocwen Asset Investment Corp.                                 164,300             657

TOTAL CONSTRUCTION & REAL ESTATE                                                 6,192

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Breed Technologies, Inc.                                     397,600             3,355

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp. Class B                          42,253              1,056

Hat Brands, Inc. (a)(h)                                      410,000             0

                                                                                 1,056

TOTAL DURABLES                                                                   4,411

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

ENERGY - 0.1%

OIL & GAS - 0.1%

Ocean Energy, Inc. (a)                                       211,410            $ 2,643

Pioneer Natural Resources Co.                                75,769              1,141

                                                                                 3,784

FINANCE - 0.0%

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (e)                                             900                 79

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

XRC Corp.                                                    84,961              1

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)                                      25,040              25

MEDIA & LEISURE - 1.3%

BROADCASTING - 1.3%

Adelphia Communications Corp. Class A (a)                    126,800             4,771

Cablevision Systems Corp. Class A (a)                        166,000             8,010

CS Wireless Systems, Inc. (a)(e)                             439                 0

EchoStar Communications Corp. Class A (a)                    507,537             13,703

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)                          19,560              154

warrants 1/15/07 (CV ratio .6) (a)                           18,480              194

MediaOne Group, Inc.                                         250,000             10,578

Orbital Imaging Corp. warrants 3/1/05 (a)(e)                 25,730              257

Pegasus Communications Corp. unit                            6,509               6,314

Tele-Communications, Inc. (TCI Group) Series A (a)           32,200              1,356

Telewest Communications PLC sponsored ADR                    75,000              1,734

UIH Australia/Pacific, Inc. warrants 5/15/06 (a)             19,690              59

                                                                                 47,130

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                                             125,200             408

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I warrants 11/14/99 (a)(e)          1,460               0

TOTAL MEDIA & LEISURE                                                            47,538

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

RETAIL & WHOLESALE - 0.1%

APPAREL STORES - 0.0%

Lamonts Apparel, Inc.:

Class A warrants 1/31/08 (a)                                 67,341             $ 17

Class A (a)                                                  108,775             41

Class B warrants 1/31/08 (a)                                 21,602              5

                                                                                 63

GROCERY STORES - 0.1%

Meyer (Fred), Inc. (a)                                       29,700              1,583

TOTAL RETAIL & WHOLESALE                                                         1,646

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Hollywood Entertainment Corp. (a)                            160,780             2,452

SERVICES - 0.0%

Protection One, Inc.                                         76,400              860

TOTAL SERVICES                                                                   3,312

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc. (a)                          102,200             1,891

Intermedia Communications, Inc. warrants 6/1/00 (a)          2,500               173

                                                                                 2,064

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. (a)                                 126,300             3,063

Concentric Network Corp. warrants 12/15/07 (a)(e)            23,340              2,031

                                                                                 5,094

TOTAL TECHNOLOGY                                                                 7,158

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A warrants 12/15/00 (a)           5,520               0

UTILITIES - 1.5%

CELLULAR - 0.4%

McCaw International Ltd. warrants 4/15/07 (a)(e)             66,290              331

Microcell Telecommunications, Inc. warrants 6/1/06 (a)(e)    183,560             2,019

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:

Class A                                                      425,087            $ 7,705

Series A warrants 12/15/98 (a)                               5,494               0

Powertel, Inc. warrants 2/1/06 (a)                           85,408              256

Telesystem International Wireless, Inc. (sub. vtg.) (a)      176,800             1,856

                                                                                 12,167

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Power Corp. (a)                               93,300              1,365

TELEPHONE SERVICES - 1.1%

Covad Communications Group, Inc. warrants 3/15/98 (a)(e)     24,200              242

DTI Holdings, Inc. warrants 3/1/08 (a)(e)                    305,400             3

e.spire Communications, Inc. (a)                             214,800             2,578

Firstworld Communications, Inc. warrants 4/15/08 (e)         21,340              213

GST Telecommunications, Inc. (a)                             425,000             2,763

ICG Communications, Inc. (a)                                 452,500             9,361

IXC Communications, Inc.                                     205,600             7,967

KMC Telecom Holdings, Inc. warrants 2/15/08 (a)(e)           37,830              95

MCI WorldCom, Inc. (a)                                       125,300             6,923

McLeodUSA, Inc. Class A (a)                                  135,000             4,936

MGC Communications, Inc. warrants 10/1/04 (a)(e)             5,340               234

Pathnet, Inc. warrants 4/15/08 (a)(e)                        22,120              221

RSL Communications Ltd. warrants 11/15/06 (a)(e)             25,710              2,160

Source Media, Inc. warrants 11/1/07 (a)(e)                   48,052              327

Versatel Telecom BV warrants 5/15/08 (a)(e)                  7,060               71

WinStar Communications, Inc. (a)                             100,000             2,700

                                                                                 40,794

TOTAL UTILITIES                                                                  54,326

TOTAL COMMON STOCKS                                                              131,906
(Cost $131,600)



PREFERRED STOCKS - 15.0%

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

CONVERTIBLE PREFERRED STOCKS - 0.7%

ENERGY - 0.1%

OIL & GAS - 0.1%

Chesapeake Energy Corp. $3.50 (a)(e)                         95,000             $ 1,853

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

BTI Capital Trust $3.25 (a)(e)                               7,000               154

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative (a)                            84                  131

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Host Marriott Financial Trust $3.375 QUIPS (a)               146,600             5,983

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

IXC Communications, Inc. $3.375 (a)(e)                       179,000             6,433

NEXTLINK Communications, Inc. $3.25 (a)(e)                   240,000             8,940

                                                                                 15,373

TOTAL CONVERTIBLE PREFERRED STOCKS                                               23,494

NONCONVERTIBLE PREFERRED STOCKS - 14.3%

CONSTRUCTION & REAL ESTATE - 0.2%

REAL ESTATE INVESTMENT TRUSTS - 0.2%

California Federal Preferred Capital Corp. $2.28             334,377             8,610

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd. Series 1                          33,881              48

FINANCE - 0.3%

INSURANCE - 0.3%

American Annuity Group Capital Trust II 8.75% (a)            10,340              9,206

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT - 0.3%

Fresenius Medical Care Capital Trust 9%                      9,847               9,955

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative (a)                            182                $ 284

MEDIA & LEISURE - 5.5%

BROADCASTING - 4.9%

Adelphia Communications Corp. $13.00                         228,536             26,339

Benedek Communications Corp. 11.5% pay-in-kind (a)           11,712              9,604

Citadel Broadcasting Co. Series B, 13.25% pay-in-kind        91,454              10,334

CSC Holdings, Inc.                                           165,231             18,175
Series H, 11.75% pay-in-kind

 11.125% pay-in-kind                                         407,796             44,246

Echostar Communications Corp. 12.125% pay-in-kind            17,087              16,062

Granite Broadcasting Corp. 12.75% pay-in-kind                25,389              20,311

NTL, Inc. 13% pay-in-kind                                    30,253              28,740

Pegasus Communications Corp. 12.75% pay-in-kind              854                 803

                                                                                 174,614

PUBLISHING - 0.6%

PRIMEDIA, Inc.:

$9.20                                                        76,000              7,125

Series D, $10.00                                             153,157             15,124

                                                                                 22,249

TOTAL MEDIA & LEISURE                                                            196,863

RETAIL & WHOLESALE - 0.3%

GROCERY STORES - 0.1%

Nebco Evans Holding Co. 11.25% pay-in-kind                   3,606               162

Supermarkets General Holdings Corp. $3.52 pay-in-kind (a)    116,319             2,559

                                                                                 2,721

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

J. Crew Operating Corp. 14.50% pay-in-kind (h)               10,500              7,560

TOTAL RETAIL & WHOLESALE                                                         10,281

TECHNOLOGY - 1.6%

COMMUNICATIONS EQUIPMENT - 1.5%

Intermedia Communications, Inc. 13.5% pay-in-kind            52,941              53,998

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 13.5% pay-in-kind                   6,893              $ 5,135

TOTAL TECHNOLOGY                                                                 59,133

UTILITIES - 6.1%

CELLULAR - 1.8%

Nextel Communications, Inc.:

11.125% pay-in-kind                                          26,338              22,124

Series D, 13% pay-in-kind                                    46,289              43,975

                                                                                 66,099

TELEPHONE SERVICES - 4.3%

e.spire Communications, Inc.:

12.75% pay-in-kind                                           27,259              18,536

14.75% pay-in-kind                                           9,254               8,144

Hyperion Telecommunication, Inc. 12.875% pay-in-kind         25,210              15,630

ICG Holdings, Inc. 14.25% pay-in-kind                        38,322              35,448

IXC Communications, Inc. 12.5% pay-in-kind                   37,187              37,931

NEXTLINK Communications, Inc. 14% pay-in-kind                459,159             21,580

Source Media, Inc. 13.50% pay-in-kind                        98,211              1,154

Viatel, Inc. 10% (a)(e)                                      26,790              1,607

WinStar Communications, Inc. 14.25% (a)                      16,106              14,334

                                                                                 154,364

TOTAL UTILITIES                                                                  220,463

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                            514,843

TOTAL PREFERRED STOCKS                                                           538,337
(Cost $627,994)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS                                PRINCIPAL
(UNAUDITED) (B)                                AMOUNT (000S)

GPA Group PLC term loan 6.4% 11/19/98   -      $ 1,860              1,841
(Cost $1,423)


CASH EQUIVALENTS - 5.0%

                                                      MATURITY                    VALUE (NOTE 1)
                                                      AMOUNT (000S)               (000S)

Investments in repurchase agreements (U.S. Treasury obligations), in a joint trading account at:

5.39%, dated 10/30/98 due 11/2/98                      179,114                    $ 179,034

5.4%, dated 10/30/98 due 11/2/98                       2,058                       2,057

TOTAL CASH EQUIVALENTS                                                             181,091
(Cost $181,091)

TOTAL INVESTMENT IN SECURITIES - 100%                                             $ 3,596,172
(Cost $4,062,986)


SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred Securities

LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) For foreign government obligations not rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the Sovereign credit of the issuing government.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $496,911,000 or 13.8% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Share amount represents number of units held.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:

SECURITY              ACQUISTION DATE  ACQUISITION COST (000S)

Bardell Associates    4/19/94           1,732
 Note Trust
 12.5%, 11/1/08

Hat Brands, Inc.      2/22/94           410

J. Crew Operating     10/30/97          10,658
 Corp. 14.50%
 pay-in-kind

Sealy Corp., Inc.      2/23/98 -        10,317
 10% 12/18/08         9/30/98
 pay-in-kind

(i) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS      S&P RATINGS
Aaa, Aa, A 0.0%       AAA, AA, A 0.0%
Baa        0.0%       BBB        0.1%
Ba         9.2%       BB         7.2%
B          40.9%      B          44.9%
Caa        13.5%      CCC        11.2%
Ca, C      0.0%       CC, C      0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 11.5%. FMR has determined that unrated debt securities that are lower quality account for 11.5% of the total value of investment in securities.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,064,671,000. Net unrealized depreciation aggregated $468,499,000, of which $64,199,000 related to appreciated investment securities and $532,698,000 related to depreciated investment securities.
The fund hereby designates approximately $71,106,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 3,596,172
AGREEMENTS OF $181,091) (COST $4,062,986) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               36,696

RECEIVABLE FOR FUND SHARES SOLD                                               38,013

INTEREST RECEIVABLE                                                           59,253

OTHER RECEIVABLES                                                             1,016

 TOTAL ASSETS                                                                 3,731,150

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                 $ 107,691

PAYABLE FOR FUND SHARES REDEEMED                                   8,338

DISTRIBUTIONS PAYABLE                                              5,813

ACCRUED MANAGEMENT FEE                                             1,692

DISTRIBUTION FEES PAYABLE                                          1,251

OTHER PAYABLES AND ACCRUED EXPENSES                                1,106

 TOTAL LIABILITIES                                                            125,891

NET ASSETS                                                                   $ 3,605,259

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 3,939,635

UNDISTRIBUTED NET INVESTMENT INCOME                                           74,600

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         57,838
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     (466,814)

NET ASSETS                                                                   $ 3,605,259



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                   $11.09
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($117,172 (DIVIDED BY) 10,561 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.09)                  $11.64

CLASS T:                                                                $11.11
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,322,317 (DIVIDED BY) 209,055 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.11)                  $11.51

CLASS B:                                                                $11.07
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($923,365 (DIVIDED BY) 83,410 SHARES) A

CLASS C:                                                                $11.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($129,772 (DIVIDED BY) 11,703 SHARES) A

INSTITUTIONAL CLASS:                                                    $10.90
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($112,633 (DIVIDED BY) 10,336 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                             YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                   $ 78,521
DIVIDENDS

INTEREST                                                             278,987

 TOTAL INCOME                                                        357,508

EXPENSES

MANAGEMENT FEE                                            $ 20,941

TRANSFER AGENT FEES                                        6,774

DISTRIBUTION FEES                                          14,444

ACCOUNTING FEES AND EXPENSES                               822

NON-INTERESTED TRUSTEES' COMPENSATION                      15

CUSTODIAN FEES AND EXPENSES                                100

REGISTRATION FEES                                          579

AUDIT                                                      68

LEGAL                                                      22

INTEREST                                                   2

REPORTS TO SHAREHOLDERS                                    372

MISCELLANEOUS                                              10

 TOTAL EXPENSES BEFORE REDUCTIONS                          44,149

 EXPENSE REDUCTIONS                                        (72)      44,077

NET INVESTMENT INCOME                                                313,431

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     61,433

 FOREIGN CURRENCY TRANSACTIONS                             (7)       61,426

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              (597,544)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      (536,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ (222,687)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED   YEAR ENDED
                                                         OCTOBER 31,  OCTOBER 31,
                                                         1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 313,431    $ 215,735
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 61,426       84,551

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (597,544)    55,881

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (222,687)    356,167
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (282,288)    (210,159)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (70,360)     (10,591)

 TOTAL DISTRIBUTIONS                                      (352,648)    (220,750)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              1,259,000    691,063

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 683,665      826,480

NET ASSETS

 BEGINNING OF PERIOD                                      2,921,594    2,095,114

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 3,605,259  $ 2,921,594
INCOME OF $74,600 AND $42,691, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                        YEARS ENDED OCTOBER 31,

                                                       1998      1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.930  $ 12.300  $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                1.111     1.058     .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1.603)   .710      .267

 TOTAL FROM INVESTMENT OPERATIONS                       (.492)    1.768     .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (1.048)   (1.078)   (.140)

 FROM NET REALIZED GAIN                                 (.300)    (.060)    -

 TOTAL DISTRIBUTIONS                                    (1.348)   (1.138)   (.140)

NET ASSET VALUE, END OF PERIOD                         $ 11.090  $ 12.930  $ 12.300

TOTAL RETURN B, C                                       (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 117     $ 44      $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.01%     1.15%     1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.00% G   1.14% G   1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    9.03%     8.58%     9.06% A

PORTFOLIO TURNOVER RATE                                 75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                              YEARS ENDED OCTOBER 31,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.940  $ 12.310  $ 11.910  $ 11.220  $ 12.010
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               1.119 C   1.086 C   1.105 C   .930 C    .848

 NET REALIZED AND                    (1.612)   .686      .364      .680      (.537)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.493)    1.772     1.469     1.610     .311

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.037)   (1.082)   (1.069)   (.920)    (.851)

 FROM NET REALIZED GAIN              (.300)    (.060)    -         -         (.250)

 TOTAL DISTRIBUTIONS                 (1.337)   (1.142)   (1.069)   (.920)    (1.101)

NET ASSET VALUE, END OF PERIOD      $ 11.110  $ 12.940  $ 12.310  $ 11.910  $ 11.220

TOTAL RETURN A, B                    (4.54)%   15.21%    12.92%    15.05%    2.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,322   $ 2,208   $ 1,709   $ 1,200   $ 680
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.07%     1.09%     1.12%     1.15%     1.20%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE         1.07%     1.08% D   1.11% D   1.15%     1.20%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME       8.91%     8.72%     9.20%     8.32%     6.92%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              75%       105%      121%      112%      118%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                                YEARS ENDED OCTOBER 31,

                                    1998      1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.890  $ 12.280  $ 11.890  $ 11.210  $ 11.300
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               1.024 D   .998 D    1.017 D   .794 D    .223

 NET REALIZED AND                    (1.588)   .674      .361      .721      (.118)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.564)    1.672     1.378     1.515     .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.956)    (1.002)   (.988)    (.835)    (.195)

 FROM NET REALIZED GAIN              (.300)    (.060)    -         -         -

 TOTAL DISTRIBUTIONS                 (1.256)   (1.062)   (.988)    (.835)    (.195)

NET ASSET VALUE, END OF PERIOD      $ 11.070  $ 12.890  $ 12.280  $ 11.890  $ 11.210

TOTAL RETURN B, C                    (5.10)%   14.34%    12.10%    14.12%    .93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 923     $ 593     $ 344     $ 156     $ 17
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.74%     1.74%     1.79%     2.01%     2.20% A
NET ASSETS

RATIO OF NET INVESTMENT INCOME TO    8.25%     8.04%     8.52%     7.46%     5.92% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              75%       105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1994.

FINANCIAL HIGHLIGHTS - CLASS C
                                                      YEAR ENDED
                                                      OCTOBER 31,

                                                      1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.970

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .988

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1.639)

 TOTAL FROM INVESTMENT OPERATIONS                       (.651)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.929)

 FROM NET REALIZED GAIN                                 (.300)

 TOTAL DISTRIBUTIONS                                    (1.229)

NET ASSET VALUE, END OF PERIOD                         $ 11.090

TOTAL RETURN B, C                                       (5.73)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 130

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.86% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    8.21% A

PORTFOLIO TURNOVER RATE                                 75%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO OCTOBER 31, 1998.



FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEARS ENDED OCTOBER 31,

                                                1998      1997      1996      1995 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.710  $ 12.120  $ 11.760  $ 11.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                         1.123     1.094     1.070     .390

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (1.562)   .671      .368      .193

 TOTAL FROM INVESTMENT OPERATIONS                (.439)    1.765     1.438     .583

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (1.071)   (1.115)   (1.078)   (.383)

 FROM NET REALIZED GAIN                          (.300)    (.060)    -         -

 TOTAL DISTRIBUTIONS                             (1.371)   (1.175)   (1.078)   (.383)

NET ASSET VALUE, END OF PERIOD                  $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                                (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 113     $ 76      $ 38      $ 0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS          .83%      .85%      1.10%     .70% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    .83%      .85%      1.05% F   .70% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        9.12%     8.96%     9.26%     8.77% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,448,000 or 0.5% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,841,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,693,965,000 and $2,512,746,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 130,000     $ 1,000

CLASS T    6,204,000     93,000

CLASS B    7,409,000     5,354,000

CLASS C    701,000       698,000

          $ 14,444,000  $ 6,146,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 23,000

CLASS T                370,000

CLASS B                199,000

CLASS C                49,000

INSTITUTIONAL CLASS    13,000


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO      RETAINED
          FDC          BY FDC

CLASS A   $ 923,000    $ 346,000

CLASS T    2,889,000    1,263,000

CLASS B    1,774,000    1,774,000*

CLASS C    54,000       54,000*

          $ 5,640,000  $ 3,437,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                      AMOUNT       % OF
                                   AVERAGE
                                   NET ASSETS

CLASS A               $ 178,000     .20

CLASS T                4,651,000    .19

CLASS B                1,610,000    .20

CLASS C                134,000      .19*

INSTITUTIONAL CLASS    201,000      .17

                      $ 6,774,000

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $15,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $8,951,000. The weighted average interest rate was 6.1%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $58,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $12,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                       TRANSFER
                       AGENT
                       CREDITS

INSTITUTIONAL CLASS    $ 2,000

7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        YEARS ENDED OCTOBER 31,

                            1998 A                    1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 6,814                   $ 1,492

CLASS T                      201,133                   168,378

CLASS B                      60,100                    35,586

CLASS C                      4,494                     -

INSTITUTIONAL CLASS          9,747                     4,703

TOTAL                       $ 282,288                 $ 210,159

FROM NET REALIZED GAIN

CLASS A                     $ 1,152                   $ 32

CLASS T                      52,313                    8,606

CLASS B                      14,488                    1,771

CLASS C                      165                       -

INSTITUTIONAL CLASS          2,242                     182

TOTAL                       $ 70,360                  $ 10,591

TOTAL                       $ 352,648                 $ 220,750

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                    DOLLARS

                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,

AMOUNTS IN THOUSANDS            1998 A       1997         1998 A       1997



CLASS A                          8,996        3,449       $ 113,312    $ 43,286
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    520          89           6,429        1,128

SHARES REDEEMED                  (2,377)      (430)        (29,080)     (5,420)

NET INCREASE (DECREASE)          7,139        3,108       $ 90,661     $ 38,994

CLASS T                          100,128      79,054      $ 1,257,106  $ 982,916
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    16,088       10,932       201,460      135,681

SHARES REDEEMED                  (77,873)     (58,169)     (968,795)    (724,770)

NET INCREASE (DECREASE)          38,343       31,817      $ 489,771    $ 393,827

CLASS B                          47,554       25,512      $ 598,852    $ 317,577
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    3,879        1,929        48,184       23,896

SHARES REDEEMED                  (14,038)     (9,476)      (172,228)    (118,144)

NET INCREASE (DECREASE)          37,395       17,965      $ 474,808    $ 223,329

CLASS C                          15,155       -           $ 191,117    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    210          -            2,549        -

SHARES REDEEMED                  (3,662)      -            (45,190)     -

NET INCREASE (DECREASE)          11,703       -           $ 148,476    $ -

INSTITUTIONAL CLASS              10,756       6,258       $ 133,230    $ 76,404
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    822          342          10,139       4,195

SHARES REDEEMED                  (7,206)      (3,741)      (88,085)     (45,686)

NET INCREASE (DECREASE)          4,372        2,859       $ 55,284     $ 34,913


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                       REGISTRATION
                       FEES

CLASS A                $ 24,000

CLASS T                 328,000

CLASS B                 149,000

CLASS C                 46,000

INSTITUTIONAL CLASS     32,000

                       $ 579,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund (a fund of Fidelity Advisor Series
II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor High Yield Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers  LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Yield Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
PAY DATE        12/8/97 12/7/98
RECORD DATE     12/5/97 12/4/98
DIVIDENDS       -       -
SHORT-TERM
CAPITAL GAINS   $.07    -
LONG-TERM
CAPITAL GAINS   $.23    $.13
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate       56.72%  -
 20% rate       43.28%  100%


CLASS T
PAY DATE        12/8/97 12/7/98
RECORD DATE     12/5/97 12/4/98
DIVIDENDS       -       -
SHORT-TERM
CAPITAL GAINS   $.07    -
LONG-TERM
CAPITAL GAINS   $.23    $.13
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate       56.72%  -
 20% rate       43.28% 100%

CLASS B
PAY DATE        12/8/97 12/7/98
RECORD DATE     12/5/97 12/4/98
DIVIDENDS       -       -
SHORT-TERM
CAPITAL GAINS   $.07    -
LONG-TERM
CAPITAL GAINS   $.23    $.13
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate       56.72%  -
 20% rate       43.28%  100%

CLASS C
PAY DATE        12/8/97 12/7/98
RECORD DATE     12/5/97 12/4/98
DIVIDENDS       -       -
SHORT-TERM
CAPITAL GAINS   $.07    -
LONG-TERM
CAPITAL GAINS   $.23    $.13
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate       56.72%  -
 20% rate       43.28%  100%

A total of 17% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

HY-ANN-1298  66951
1.538463.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
HIGH YIELD
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    34  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   43  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   53  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998          PAST 1  PAST 5  PAST 10
                                        YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - INST CL       -4.21%  46.59%  221.96%

ML HIGH YIELD MASTER                    1.00%   49.48%  175.64%

HIGH CURRENT YIELD FUNDS AVERAGE        -3.35%  39.07%  134.14%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 235 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998     PAST 1  PAST 5  PAST 10
                                   YEAR    YEARS   YEARS

FIDELITY ADV HIGH YIELD - INST CL  -4.21%  7.95%   12.40%

ML HIGH YIELD MASTER               1.00%   8.37%   10.67%

HIGH CURRENT YIELD FUNDS AVERAGE   -3.35%  6.78%   8.81%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             FA High Yield -CL I         ML High Yield Master
             00644                       ML002
  1988/10/31      10000.00                    10000.00
  1988/11/30      10029.42                    10037.46
  1988/12/31      10126.96                    10079.93
  1989/01/31      10401.16                    10231.10
  1989/02/28      10473.86                    10299.85
  1989/03/31      10371.67                    10290.69
  1989/04/30      10256.74                    10321.06
  1989/05/31      10515.87                    10511.07
  1989/06/30      10891.27                    10659.98
  1989/07/31      10950.74                    10710.47
  1989/08/31      11061.49                    10763.37
  1989/09/30      10736.88                    10660.90
  1989/10/31      10333.74                    10492.28
  1989/11/30      10363.88                    10515.79
  1989/12/31      10495.10                    10506.28
  1990/01/31      10342.83                    10300.95
  1990/02/28      10287.93                    10150.93
  1990/03/31      10469.15                    10288.15
  1990/04/30      10595.02                    10340.42
  1990/05/31      10950.87                    10527.20
  1990/06/30      11263.43                    10731.15
  1990/07/31      11525.47                    10957.93
  1990/08/31      11242.54                    10538.44
  1990/09/30      10958.31                    10080.11
  1990/10/31      10703.22                     9823.59
  1990/11/30      11037.40                     9906.81
  1990/12/31      11261.35                    10049.56
  1991/01/31      11520.44                    10191.62
  1991/02/28      12181.56                    10948.08
  1991/03/31      12638.54                    11418.80
  1991/04/30      13023.40                    11825.44
  1991/05/31      13162.12                    11883.18
  1991/06/30      13515.49                    12122.23
  1991/07/31      14003.73                    12412.69
  1991/08/31      14185.50                    12673.58
  1991/09/30      14377.05                    12835.00
  1991/10/31      14949.58                    13216.40
  1991/11/30      15122.16                    13369.06
  1991/12/31      15196.57                    13524.38
  1992/01/31      15893.18                    13997.23
  1992/02/29      16551.08                    14344.86
  1992/03/31      17020.24                    14545.01
  1992/04/30      17175.13                    14650.88
  1992/05/31      17362.52                    14884.57
  1992/06/30      17624.60                    15069.50
  1992/07/31      17942.38                    15374.83
  1992/08/31      18274.14                    15578.38
  1992/09/30      18469.85                    15755.88
  1992/10/31      18232.57                    15556.88
  1992/11/30      18431.80                    15777.20
  1992/12/31      18705.40                    15980.35
  1993/01/31      19205.38                    16373.85
  1993/02/28      19626.07                    16683.78
  1993/03/31      20081.46                    16973.03
  1993/04/30      20195.84                    17094.86
  1993/05/31      20470.51                    17324.98
  1993/06/30      20970.04                    17650.47
  1993/07/31      21245.37                    17840.19
  1993/08/31      21410.82                    18010.26
  1993/09/30      21451.62                    18099.12
  1993/10/31      21964.31                    18440.06
  1993/11/30      22123.46                    18540.92
  1993/12/31      22530.55                    18726.31
  1994/01/31      23177.91                    19136.70
  1994/02/28      23082.74                    18999.08
  1994/03/31      22379.04                    18379.96
  1994/04/30      22129.74                    18165.17
  1994/05/31      22267.13                    18100.45
  1994/06/30      22226.04                    18167.07
  1994/07/31      22312.06                    18294.78
  1994/08/31      22471.71                    18421.85
  1994/09/30      22585.92                    18414.88
  1994/10/31      22544.63                    18461.68
  1994/11/30      22184.00                    18304.63
  1994/12/31      22193.99                    18508.24
  1995/01/31      22384.83                    18769.77
  1995/02/28      23105.50                    19355.41
  1995/03/31      23313.48                    19624.77
  1995/04/30      24065.84                    20084.26
  1995/05/31      24605.02                    20711.73
  1995/06/30      24553.09                    20869.93
  1995/07/31      25161.38                    21108.52
  1995/08/31      25310.66                    21236.63
  1995/09/30      25620.67                    21479.60
  1995/10/31      25814.18                    21631.86
  1995/11/30      25953.63                    21843.02
  1995/12/31      26347.03                    22193.64
  1996/01/31      26973.58                    22544.14
  1996/02/29      27321.91                    22578.09
  1996/03/31      27161.22                    22516.77
  1996/04/30      27458.42                    22526.97
  1996/05/31      27644.98                    22689.43
  1996/06/30      27690.87                    22825.73
  1996/07/31      27695.07                    22980.69
  1996/08/31      28072.14                    23218.02
  1996/09/30      29029.85                    23716.17
  1996/10/31      29121.75                    23976.08
  1996/11/30      29486.62                    24460.81
  1996/12/31      29835.61                    24649.03
  1997/01/31      30138.93                    24838.46
  1997/02/28      30719.40                    25186.89
  1997/03/31      29896.61                    24907.16
  1997/04/30      30143.65                    25190.64
  1997/05/31      31004.50                    25691.85
  1997/06/30      31582.70                    26089.56
  1997/07/31      32634.01                    26715.65
  1997/08/31      32829.93                    26655.54
  1997/09/30      33985.59                    27110.65
  1997/10/31      33610.90                    27290.57
  1997/11/30      33961.25                    27534.98
  1997/12/31      34399.78                    27810.28
  1998/01/31      35344.69                    28217.67
  1998/02/28      35771.29                    28340.94
  1998/03/31      36508.12                    28585.18
  1998/04/30      36534.20                    28720.95
  1998/05/31      36279.53                    28906.75
  1998/06/30      36311.68                    29064.14
  1998/07/31      36612.28                    29229.89
  1998/08/31      32661.47                    27968.59
  1998/09/30      32787.44                    28024.38
  1998/10/30      32196.45                    27564.00
IMATRL PRASUN   SHR__CHT 19981031 19981211 135558 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $32,196 - a 221.96% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $27,564 - a 175.64% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                     YEARS ENDED            JULY 3, 1995
                     OCTOBER 31,            (COMMENCEMENT
                                            OF SALE OF
                                            INSTITUTIONAL
                                            CLASS SHARES) TO
                                            OCTOBER 31,

                  1998     1997    1996     1995

DIVIDEND RETURNS  7.97%    10.03%  9.75%    3.34%

CAPITAL RETURNS   -12.18%   5.39%   3.06%   1.73%

TOTAL RETURNS     -4.21%   15.42%  12.81%   5.07%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             7.85(CENTS)  44.29(CENTS)  107.06(CENTS)

ANNUALIZED DIVIDEND RATE        8.61%        7.32%         8.67%

30-DAY ANNUALIZED YIELD         11.14%       -             -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.73 over the past one month, $12.01 over the past six months, and $12.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The high-yield bond market, like
practically all other bond and
equity markets, experienced
significant volatility during the
12-month period that ended
October 31, 1998. For the first half
of the period, the high-yield market
was buoyed by a strong U.S.
economy and was easily able to
absorb heavy new issuance. Until
July, the yield spread between
high-yield and intermediate bonds
remained historically narrow,
helping high-yield performance to
appreciate along with the U.S.
stock market. But when the U.S.
equity market suffered its summer
correction, and Russia devalued its
currency and began to default on
its debts, investors sought
investments with a more substantial
perception of safety. Subsequently,
the high-yield market suffered
tremendously during this flight to
safety. The near collapse of
Long-Term Capital Management, a
hedge fund for wealthy investors,
also contributed to the malaise in
high-yield performance through
the summer and early fall. Recently,
however, thanks to two interest-rate
cuts by the Federal Reserve Board
and some easing of international
economic turmoil that has plagued
the world's financial markets for the
past year, the high-yield market has
shown some signs of life. For the
12-month period ending October 31,
1998, the Merrill Lynch High Yield
Master Index - a broad measure
of the high-yield market -
returned 1.00%.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW DID THE FUND PERFORM, MARGARET?
A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares provided a total return of -4.21%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -3.35% for the same 12-month period, according to Lipper Analytical Services. To gauge how the fund did relative to the high-yield market, the Merill Lynch High Yield Master Index returned 1.00% for the year.
Q. AFTER POSTING GAINS EARLY IN THE PERIOD, THE HIGH-YIELD MARKET SUFFERED SIGNIFICANT LOSSES IN AUGUST AND SEPTEMBER. WHAT CAUSED THE TURNAROUND?
A. The main reason for the high-yield market's poor late summer performance was a global flight to quality in which investors avoided almost every type of riskier investment. The rush to less-risky investments was set off by a barrage of unnerving events, culminating in Russia's devaluation of its currency and the country's default on its bonds, which are of lower credit quality. In early October, news of large hedge fund losses caused investors to worry about how liquid
- or how easily traded - riskier markets would be. Not that those events had in any way altered the fundamentals, or business prospects, of the majority of companies that issue high-yield debt. The default rate among high-yield issuers remained below its historical average. Rather, the market's sell-off was almost exclusively due to technical factors - such as vastly curtailed demand, fears about liquidity and hedge fund selling - that bordered on good old-fashioned panic. During the final weeks of the period, however, investors poured money back into high-yield bonds and helped the market stage a comeback.
Q. WHY DID THE FUND LAG ITS BENCHMARK, THE MERRILL LYNCH HIGH YIELD
MASTER INDEX?
A. The primary reason for the fund's lag was its relatively large weighting in telecommunications companies, which, after leading the high-yield market higher during the vast majority of the period, were among its worst performers more recently. Many of the fund's telecommunications holdings were in the form of zero coupon bonds and preferred stocks, which don't pay a high amount of current income to help cushion their prices in a market downturn. Furthermore, investors initially were concerned that telecommunications companies would run out of money if the world financial markets continued to endure a credit crunch where borrowing was extremely difficult. After leading the market higher during the majority of the past year, the fund's telecommunications holdings - such as Nextel, NEXTLINK and others - performed poorly from August through early October.
Q.  WHICH HOLDINGS HELD UP AGAINST THE DIFFICULT ENVIRONMENT?
A. The fund's stake in higher-quality, Ba-rated bonds such as Niagara Mohawk performed relatively well. The higher its credit quality, the better a bond fared during the past few months.
Q. WHAT CHANGES HAVE YOU MADE TO THE FUND DURING THE PAST SIX MONTHS?
A. In August - prior to the high-yield market's unraveling - I sold some holdings in order to lock in profits. I did that because I anticipated an increased number of new deals coming to the high-yield market, which I felt would put pressure on prices. As a result of those sales, the fund had holdings in cash after the market's fall, and I was able to add to or to initiate positions in bonds I liked at very attractive prices - such as Qwest Communications, Level Three and Global Crossing. All three rebounded in October and posted good gains for the fund. In addition to the fund's telecommunications emphasis, I also kept relatively large weightings in grocery store chains - such as Pathmark Stores - and broadcasters, such as Adelphia Communications and CBS Radio.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, high-yield prices still seemed to be reflecting the worst case scenario. Spreads on the bonds - or the amount of yield investors demanded over that of Treasuries - had diminished somewhat, but were still quite wide when viewed on a historical basis. At the end of the period, spreads were at wide levels not seen since December 1991 when the rate of default among high-yield issuers was more than 10%, compared to the current rate which is around 2%. Even if you assume the default rate doubles, high-yield bond prices still look attractive. That said, the high-yield market's performance will likely depend on how investors view its attractiveness relative to perceived risks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

MARGARET EAGLE ON
POSITIONING OF THE FUND:
"For the past year or so, I've
become increasingly concerned
about economic deterioration,
primarily because of economic
depressions in emerging countries.
That's why I've positioned the fund
somewhat defensively, with little
exposure to commodity-based
companies - including chemical,
steel and paper companies - that I
believe would fare poorly in a weaker
economy. Instead, I've emphasized
telecommunications companies
because I think they will continue
to grow even if we do experience
economic softening."

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in income-producing
debt securities, preferred stocks
and convertible securities,
with an emphasis on
lower-quality debt securities
START DATE: January 5, 1987
SIZE: as of October 31,
1998, more than $3.6 billion
MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980
(checkmark)


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF OCTOBER 31, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE HOLDINGS
                                                        6 MONTHS AGO

ADELPHIA COMMUNICATIONS CORP.              3.7           3.1

NEXTEL COMMUNICATIONS, INC.                3.1           3.6

NTL, INC.                                  3.1           2.2

PATHMARK STORES INC.                       2.2           1.8

CSC HOLDINGS, INC.                         2.0           1.5



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

UTILITIES                                        31.4          29.1

MEDIA & LEISURE                                  30.6          30.5

TECHNOLOGY                                       6.8           7.5

RETAIL & WHOLESALE                               5.2           5.0

BASIC INDUSTRIES                                 3.5           4.3



QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA, AA, A                                       0.0           0.0

BAA                                              0.0           0.0

BA                                               9.3           5.5

B                                                41.1          46.4

CAA, CA, C                                       14.4          10.1

NOT RATED                                        11.5          10.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998 AND APRIL 30, 1998 ACCOUNT FOR 11.5% AND 10.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998**

NONCONVERTIBLE
BONDS 74.9%
CONVERTIBLE BONDS,
PREFERRED STOCKS 15.0%
COMMON STOCKS 3.7%
SHORT-TERM
INVESTMENTS 5.0%
FOREIGN GOVERNMENT
OBLIGATIONS 0.0%
OTHER INVESTMENTS 1.4%
* FOREIGN
 INVESTMENTS 9.9%
NONCONVERTIBLE
BONDS 71.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 20.7%
COMMON STOCKS 5.9%
SHORT-TERM
INVESTMENTS 1.1%
FOREIGN GOVERNMENT
OBLIGATIONS 0.4%
OTHER INVESTMENTS 0.8%
** FOREIGN
 INVESTMENTS 10.7%
ROW: 1, COL: 1, VALUE: 74.90000000000001
ROW: 1, COL: 2, VALUE: 15.0
ROW: 1, COL: 3, VALUE: 3.7
ROW: 1, COL: 4, VALUE: 5.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 1.4
ROW: 1, COL: 1, VALUE: 71.09999999999999
ROW: 1, COL: 2, VALUE: 20.7
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 1.1
ROW: 1, COL: 5, VALUE: 0.4
ROW: 1, COL: 6, VALUE: 0.8



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CORPORATE BONDS - 74.9%

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

CONVERTIBLE BONDS - 0.0%

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc. 0%                      -         $ 110                      $ 82
12/15/05 (d)(e)

NONCONVERTIBLE BONDS - 74.9%

AEROSPACE & DEFENSE - 0.1%

Compass Aerospace Corp. 10.125%                      Caa1       3,920                      3,881
4/15/05 (e)

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (e)                       B2         13,210                     12,682

IRON & STEEL - 0.4%

Pohang Iron & Steel Co. Ltd. yankee 6.625%           Ba1        8,460                      6,777
7/1/03

Republic Engineered Steels, Inc. 9.875%              Caa1       9,000                      8,910
12/15/01

                                                                                           15,687

PACKAGING & CONTAINERS - 0.6%

Gaylord Container Corp.:

9.375% 6/15/07                                       Caa1       13,650                     9,965

9.75% 6/15/07                                        Caa1       6,340                      4,723

9.875% 2/15/08                                       Caa2       14,865                     6,838

                                                                                           21,526

PAPER & FOREST PRODUCTS - 2.1%

Advance Agro PCL 13% 11/15/07 (e)                    B3         13,440                     8,064

APP Finance II Mauritius Ltd.:

12% 2/15/04                                          B3         20,190                     10,095

12% 3/15/04                                          Caa        17,380                     8,690

Container Corp. of America:

gtd.:

10.75% 5/1/02                                        B1         3,240                      3,272

11.25% 5/1/04                                        B1         4,550                      4,550

9.75% 4/1/03                                         B1         8,490                      8,235

Florida Coast Paper Co. LLC Florida Coast Paper      Caa1       16,980                     11,037
Finance Corp. 12.75% 6/1/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - CONTINUED

Indah Kiat Finance Mauritius Ltd. 10% 7/1/07         Caa1      $ 2,580                    $ 1,380

Stone Container Corp. 12.58% 8/1/16 (f)              B2         18,740                     18,740

                                                                                           74,063

TOTAL BASIC INDUSTRIES                                                                     123,958

CONSTRUCTION & REAL ESTATE - 0.4%

REAL ESTATE INVESTMENT TRUSTS - 0.4%

Ocwen Asset Investment Corp. 11.5%                   -          26,970                     15,373
7/1/05 (e)

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES - 0.9%

Blue Bird Body Co. 10.75% 11/15/06                   B2         870                        861

Breed Technologies, Inc. 9.25% 4/15/08 (e)           B3         33,950                     26,481

Federal-Mogul Corp. 7.875% 7/1/10                    Ba2        5,100                      4,873

Morris Material Handling, Inc. 9.5% 4/1/08           B2         2,293                      1,559

                                                                                           33,774

CONSUMER DURABLES - 0.2%

Corning Consumer Products Co. 9.625%                 B3         10,470                     8,062
5/1/08

CONSUMER ELECTRONICS - 0.1%

Windmere-Durable Holdings, Inc. 10% 7/31/08          B3         2,490                      2,092

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)       -          11,196                     10,077

Sealy Mattress Co.:

0% 12/15/07 (d)                                      B3         5,230                      2,929

9.875% 12/15/07                                      B3         5,550                      4,995

                                                                                           18,001

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

DURABLES - CONTINUED

TEXTILES & APPAREL - 0.3%

Polymer Group, Inc. 9% 7/1/07                        B2        $ 3,610                    $ 3,393

Worldtex, Inc. 9.625% 12/15/07                       B1         7,880                      6,304

                                                                                           9,697

TOTAL DURABLES                                                                             71,626

ENERGY - 1.8%

COAL - 0.5%

P&L Coal Holdings Corp. 9.625% 5/15/08 (e)           B2         18,630                     18,444

OIL & GAS - 1.3%

Chesapeake Energy Corp. 9.625% 5/1/05                B1         14,730                     12,373

Cross Timbers Oil Co. 8.75% 11/1/09                  B2         5,980                      5,083

Ocean Energy, Inc.:

8.375% 7/1/08 (e)                                    B1         5,280                      5,016

8.875% 7/15/07                                       B1         5,010                      4,935

10.375% 10/15/05                                     B2         590                        609

Plains Resources, Inc. 10.25% 3/15/06                B2         1,070                      1,059

Seven Seas Petroleum, Inc. 12.5% 5/15/05             Caa1       6,780                      4,610

Snyder Oil Corp. 8.75% 6/15/07                       B2         7,410                      7,280

Vintage Petroleum, Inc. 9% 12/15/05                  B1         1,620                      1,648

YPF Sociedad Anonima 7.75% 8/27/07                   Ba3        2,850                      2,494

                                                                                           45,107

TOTAL ENERGY                                                                               63,551

FINANCE - 2.6%

CREDIT & OTHER FINANCE - 2.6%

Aames Financial Corp. 9.125% 11/1/03                 B3         2,670                      1,602

CEX Holdings, Inc. 9.625% 6/1/08 (e)                 B2         7,220                      6,931

Denbury Management, Inc. 9% 3/1/08                   B3         16,910                     14,374

DGS International Finance Co. BV 10% 6/1/07          Caa1       7,140                      4,141

Digital Television Services LLC/DTS Capital, Inc.    B3         12,450                     12,575
12.5% 8/1/07

GS Escrow Corp. 7.125% 8/1/05 (e)                    Ba1        9,700                      9,472

Macsaver Financial Services, Inc. 7.6% 8/1/07        Ba1        2,440                      1,757

Ocwen Capital Trust 10.875% 8/1/27                   B2         3,080                      2,310

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

ORBCOMM Global L.P./ORBCOMM Capital Co.              B3        $ 1,090                    $ 970
14% 9/15/04

Stone Container Finance Co. 11.5% 8/15/06 (e)        B2         8,330                      7,789

Time Warner Telecom LLC/Time Warner Telecom,         B2         22,820                     22,706
Inc. 9.75% 7/15/08

Transwestern Pub Co. LP/Township Capital             B2         5,475                      5,366
9.625% 11/15/07

Winstar Equipment II Corp. 12.5% 3/15/04             -          5,450                      5,123

                                                                                           95,116

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP 14% 6/10/02 (e)                         -          48                         48

TOTAL FINANCE                                                                              95,164

HEALTH - 1.9%

DRUGS & PHARMACEUTICALS - 0.6%

Global Health Sciences, Inc. 11% 5/1/08              Caa1       25,080                     21,569

MEDICAL EQUIPMENT & SUPPLIES - 0.2%

ALARIS Medical, Inc. 9.75% 12/1/06                   B3         1,680                      1,579

Graham-Field Health Products, Inc. 9.75%             Caa1       14,270                     6,707
8/15/07

                                                                                           8,286

MEDICAL FACILITIES MANAGEMENT - 1.1%

Fountain View, Inc. 11.25% 4/15/08                   Caa1       8,630                      6,731

Harborside Healthcare Corp. 0% 8/1/08 (d)(e)         B3         24,000                     11,520

Oxford Health Plans, Inc. 11% 5/15/05 (e)            Caa1       21,050                     18,314

Paracelsus Healthcare Corp. 10% 8/15/06              B3         1,930                      1,737

                                                                                           38,302

TOTAL HEALTH                                                                               68,157

INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%

ELECTRICAL EQUIPMENT - 0.4%

L-3 Communications Corp. 10.375% 5/1/07              B2         2,600                      2,776

Motors & Gears, Inc. 10.75% 11/15/06                 B3         11,870                     11,751

                                                                                           14,527

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%

Continental Global Group, Inc. 11% 4/1/07            B2        $ 11,980                   $ 9,824

Specialty Equipment Companies, Inc. 11.375%          B3         7,050                      7,314
12/1/03

                                                                                           17,138

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                     31,665

MEDIA & LEISURE - 23.6%

BROADCASTING - 18.6%

ACME Television LLC/ACME Financial Corp. 0%          B3         4,742                      3,509
9/30/04 (d)

Adelphia Communications Corp.:

8.375% 2/1/08                                        B2         15,640                     15,562

9.25% 10/1/02                                        B2         20,200                     20,806

9.5% 2/15/04 pay-in-kind                             B2         29,244                     29,499

9.875% 3/1/07                                        B2         36,755                     39,328

Ascent Entertainment Group, Inc. 0%                  B3         10,480                     5,921
12/15/04 (d)

Benedek Communications Corp. 0% 5/15/06 (d)          B3         6,090                      4,019

CapStar Broadcasting Partners, Inc. 0%               B3         9,910                      7,433
2/1/09 (d)

CBS Radio, Inc. 11.375% 1/15/09 pay-in-kind          -          13,861                     16,079

Century Communications Corp.:

8.375% 12/15/07                                      Ba3        620                        640

8.75% 10/1/07                                        Ba3        2,250                      2,329

9.5% 3/1/05                                          Ba3        1,770                      1,898

Chancellor Media Corp. 9% 10/1/08 (e)                Ba3        27,475                     27,544

Charter Communications LP/Charter                    B3         610                        659
Communications Southeast Capital Corp.
11.25% 3/15/06

Citadel Broadcasting Co. 10.25% 7/1/07               B3         14,040                     14,812

Classic Cable, Inc. 9.875% 8/1/09 (e)                B3         2,460                      2,485

Classic Communications, Inc. 0% 8/1/09               Caa1       9,500                      4,940
unit (d)(e)

Comcast UK Cable Partners Ltd. 0%                    B2         7,370                      5,749
11/15/07 (d)

CSC Holdings, Inc. 7.625% 7/16/18                    Ba2        12,650                     11,689

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Diamond Cable Communications PLC yankee 0%           Caa1      $ 9,080                    $ 6,628
12/15/05 (d)

EchoStar Communications Corp. 0% 6/1/04 (d)          B2         5,800                      5,655

Echostar DBS Corp. 12.5% 7/1/02                      Caa1       28,930                     29,581

Echostar Satellite Broadcasting Corp. 0%             B3         55,840                     48,022
3/15/04 (d)

Falcon Holdings Group LP/Falcon Funding:

0% 4/15/10 (d)                                       B2         26,200                     17,292

8.375% 4/15/10                                       B2         12,500                     12,344

FrontierVision Holdings LP/FrontierVision            Caa1       29,290                     23,652
Holdings Capital Corp. 0% 9/15/07 (d)

Golden Sky Systems, Inc. 12.375% 8/1/06 (e)          B3         10,670                     10,563

Granite Broadcasting Corp. 8.875% 5/15/08            B3         4,800                      4,152

Intermedia Capital Partners IV LP / Intermedia       B2         3,868                      4,235
Partners IV Capital Corp. 11.25% 8/1/06

International Cabletel, Inc. 0% 2/1/06 (d)           B3         31,387                     23,854

Iridium Operating LLC/Iridium Capital Corp.:

10.875% 7/15/05                                      B3         20,850                     15,638

11.25% 7/15/05                                       B3         7,140                      5,426

Lenfest Communications, Inc.:

8.25% 2/15/08                                        B2         3,440                      3,449

8.375% 11/1/05                                       Ba3        2,830                      2,950

10.5% 6/15/06                                        B2         820                        918

LIN Holdings Corp. 0% 3/1/08 (d)                     B3         22,050                     14,222

LIN Television Corp. 8.375% 3/1/08                   B2         11,700                     11,232

NTL, Inc.:

0% 4/1/08 (d)(e)                                     B3         35,870                     19,729

10% 2/15/07                                          B3         28,600                     27,170

11.5% 10/1/08 (e)                                    B3         35,980                     37,239

Orbital Imaging Corp. 11.625% 3/1/05                 -          25,730                     22,642

Pegasus Communications Corp. 9.625%                  B3         640                        582
10/15/05

Renaissance Media Group LLC/Renaissance 0%           B3         24,570                     15,479
4/15/08 (d)

Satelites Mexicanos SA de CV 10.125%                 B3         32,880                     22,358
11/1/04 (e)

Telewest Communications PLC 11.25%                   B+         5,360                      5,628
11/1/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Telewest PLC:

yankee 0% 10/1/07 (d)                                B1        $ 42,880                   $ 33,875

9.625% 10/1/06                                       B1         6,010                      5,890

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (d)                              B2         18,170                     7,086

Series D 0% 5/15/06 (d)                              B2         6,510                      2,539

United International Holdings, Inc. 0%               B3         31,050                     14,594
2/15/08 (d)

                                                                                           669,525

ENTERTAINMENT - 3.2%

AMC Entertainment, Inc. 9.5% 3/15/09                 B2         4,750                      4,608

Cinemark USA, Inc. 8.5% 8/1/08                       B2         10,960                     10,193

Hollywood Theaters, Inc. 10.625% 8/1/07              B3         5,410                      4,599

Livent, Inc. 9.375% 10/15/04 (i)                     B1         11,100                     6,660

Premier Parks, Inc.:

0% 4/1/08 (d)                                        B3         28,340                     17,429

9.25% 4/1/06                                         B3         22,070                     22,291

SFX Entertainment, Inc. 9.125% 2/1/08                B3         8,640                      8,035

Viacom, Inc. 8% 7/7/06                               Ba2        41,610                     42,858

                                                                                           116,673

LODGING & GAMING - 1.5%

Hard Rock Hotel, Inc. 9.25% 4/1/05                   B3         3,510                      3,405

KSL Recreation Group, Inc. 10.25% 5/1/07             B3         11,080                     10,997

Signature Resorts, Inc. 9.75% 10/1/07                B3         24,120                     18,090

Sun International Hotels Ltd./Sun International
North America, Inc.:

yankee 9% 3/15/07                                    Ba3        2,800                      2,884

8.625% 12/15/07                                      Ba3        17,690                     17,778

                                                                                           53,154

PUBLISHING - 0.2%

Perry Judd, Inc. 10.625% 12/15/07                    B3         2,290                      2,290

Sun Media Corp.:

yankee 9.5% 2/15/07                                  B2         1,437                      1,566

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Sun Media Corp.: - continued

9.5% 5/15/07                                         B2        $ 615                      $ 670

Transwestern Holding LP/Township Capital Corp.       B3         1,870                      1,131
0% 11/15/08 (d)

                                                                                           5,657

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25% 5/15/07                 B3         740                        744

Nebraska Restaurant, Inc. 10.75% 7/15/08 (e)         B3         4,780                      4,541

                                                                                           5,285

TOTAL MEDIA & LEISURE                                                                      850,294

NONDURABLES - 1.9%

FOODS - 1.1%

Aurora Foods, Inc. 8.75% 7/1/08                      B1         4,780                      4,923

Del Monte Corp. 12.25% 4/15/07                       Caa1       11,100                     11,877

Del Monte Foods Co. 0% 12/15/07 (d)                  Caa2       29,320                     16,419

Gorges/Quik-To-Fix Foods, Inc. 11.5% 12/1/06         Caa1       22,420                     6,726

                                                                                           39,945

HOUSEHOLD PRODUCTS - 0.7%

AKI Holding Corp. 0% 7/1/09 (d)(e)                   Caa1       9,660                      3,671

AKI, Inc. 10.5% 7/1/08 (e)                           B2         3,050                      2,898

Revlon Consumer Products Corp. 8.625%                B3         19,280                     17,545
2/1/08

                                                                                           24,114

TOBACCO - 0.1%

North Atlantic Trading, Inc. 11% 6/15/04             B3         4,550                      4,186

TOTAL NONDURABLES                                                                          68,245

RETAIL & WHOLESALE - 4.8%

GROCERY STORES - 3.9%

Fleming Companies, Inc.:

10.5% 12/1/04                                        B3         3,990                      3,711

10.625% 7/31/07                                      B3         6,240                      5,663

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Jitney-Jungle Stores America, Inc. 10.375%           B3        $ 31,810                   $ 30,538
9/15/07

Pathmark Stores, Inc.:

9.625% 5/1/03                                        Caa1       24,760                     24,265

11.625% 6/15/02                                      Caa2       46,195                     44,116

12.625% 6/15/02                                      Caa2       10,220                     9,760

Star Market Co., Inc. 13% 11/1/04                    B3         13,740                     14,564

Supermarkets Acquisition:

10.875% 2/9/04                                       B1         1,900                      1,577

10.875% 2/9/04 (e)                                   Ba3        6,970                      5,785

                                                                                           139,979

RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%

Amazon.com, Inc. 0% 5/1/08 (d)                       Caa2       42,390                     24,692

U.S. Office Products Co. 9.75% 6/15/08 (e)           B3         8,555                      6,758

                                                                                           31,450

TOTAL RETAIL & WHOLESALE                                                                   171,429

SERVICES - 1.5%

LEASING & RENTAL - 0.2%

AP Holdings, Inc. 0% 3/15/08 (d)                     Caa2       2,360                      1,062

Apcoa, Inc. 9.25% 3/15/08                            Caa1       3,520                      3,133

Hollywood Entertainment Corp. 10.625%                B3         1,660                      1,577
8/15/04

                                                                                           5,772

PRINTING - 0.4%

Sullivan Graphics, Inc. 12.75% 8/1/05                Caa1       15,420                     15,266

SERVICES - 0.9%

Iron Mountain, Inc. 8.75% 9/30/09                    B3         12,990                     12,828

Medaphis Corp. 9.5% 2/15/05                          B2         10,710                     8,247

Spin Cycle, Inc. 0% 5/1/05 unit (d)(e)               -          11,510                     5,755

Young American Corp. 11.625% 2/15/06                 B3         12,200                     4,270

                                                                                           31,100

TOTAL SERVICES                                                                             52,138

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 5.0%

COMMUNICATIONS EQUIPMENT - 0.4%

Intermedia Communications, Inc.:

8.5% 1/15/08                                         B2        $ 2,490                    $ 2,353

8.6% 6/1/08                                          B2         11,320                     10,726

8.875% 11/1/07                                       B2         2,070                      1,987

                                                                                           15,066

COMPUTER SERVICES & SOFTWARE - 2.7%

Concentric Network Corp. 12.75% 12/15/07             -          24,120                     21,829

DecisionOne Corp. 9.75% 8/1/07                       B3         16,365                     8,183

DecisionOne Holdings Corp. 0% 8/1/08 unit (d)        Caa1       10,835                     2,709

Federal Data Corp. 10.125% 8/1/05                    B3         4,270                      3,843

ICG Services, Inc.:

0% 2/15/08 (d)                                       -          95,400                     46,746

0% 5/1/08 (d)                                        -          6,390                      3,019

PSINet, Inc. 10% 2/15/05                             B3         3,100                      3,038

Verio, Inc. 10.375% 4/1/05                           B3         6,520                      6,096

                                                                                           95,463

ELECTRONIC INSTRUMENTS - 1.1%

Fisher Scientific International, Inc. 9% 2/1/08      B3         21,815                     21,051

High Voltage Engineering Corp. 10.5% 8/15/04         B3         8,930                      7,858

Telecommunications Techniques Co. 9.75%              B3         11,980                     10,183
5/15/08 (e)

                                                                                           39,092

ELECTRONICS - 0.8%

Communications Instruments, Inc. 10% 9/15/04         B3         610                        537

Details, Inc. 10% 11/15/05                           B3         9,460                      8,798

Samsung Electronics America, Inc. 9.75%              Ba1        8,000                      6,760
5/1/03 (e)

Stellex Industries, Inc. 9.5% 11/1/07                B3         14,750                     13,275

                                                                                           29,370

TOTAL TECHNOLOGY                                                                           178,991

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

TRANSPORTATION - 1.6%

AIR TRANSPORTATION - 0.8%

Atlas Air, Inc. 9.25% 4/15/08                        B3        $ 12,530                   $ 11,590

Kitty Hawk, Inc. 9.95% 11/15/04                      B1         19,270                     18,499

                                                                                           30,089

RAILROADS - 0.3%

TFM SA de CV:

0% 6/15/09 (d)                                       B2         9,380                      4,690

10.25% 6/15/07                                       B2         4,610                      3,895

                                                                                           8,585

SHIPPING - 0.5%

Amer Reefer Co. Ltd. 10.25% 3/1/08 (e)               B1         6,530                      4,898

International Shipholding Corp. 7.75%                Ba3        5,810                      5,403
10/15/07

Stena Line AB 10.625% 6/1/08                         B1         9,820                      8,593

                                                                                           18,894

TOTAL TRANSPORTATION                                                                       57,568

UTILITIES - 23.4%

CELLULAR - 4.1%

ESAT Holdings Ltd. 0% 2/1/07 (d)                     Caa2       15,520                     9,622

McCaw International Ltd. 0% 4/15/07 (d)              Caa1       37,570                     16,719

Millicom International Cellular SA 0%                Caa1       50,130                     29,577
6/1/06 (d)

Nextel Communications, Inc.:

0% 8/15/04 (d)                                       B2         4,160                      3,827

0% 9/15/07 (d)                                       B2         3,591                      2,092

0% 2/15/08 (d)                                       B2         30,300                     16,438

12% 11/1/08 (e)                                      B2         16,500                     17,325

Orange PLC 8% 8/1/08                                 Ba3        13,130                     12,802

Rogers Communications, Inc. 8.875% 7/15/07           B2         10,610                     10,451

Telesystem International Wireless, Inc. 0%           Caa1       17,770                     5,686
6/30/07 (d)

Teligent, Inc.:

0% 3/1/08 (d)                                        Caa1       15,350                     6,409

11.5% 12/1/07                                        Caa1       18,880                     15,670

                                                                                           146,618

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.7%

Niagara Mohawk Power Corp.:

0% 7/1/10 (d)                                        Ba3       $ 37,410                   $ 27,590

7.625% 10/1/05                                       Ba3        18,360                     18,883

7.75% 10/1/08                                        Ba3        13,400                     14,137

                                                                                           60,610

TELEPHONE SERVICES - 17.6%

Allegiance Telecom, Inc.:

0% 2/15/08 (d)                                       -          1,650                      726

12.875% 5/15/08                                      -          15,620                     14,761

Call-Net Enterprises, Inc. 0% 8/15/08 (d)            B1         9,870                      5,478

Covad Communications Group, Inc. 0%                  -          24,200                     8,470
3/15/08 (d)

Dobson Wireline Co. 12.25% 6/15/08 (e)               -          17,455                     14,575

DTI Holdings, Inc. 0% 3/1/08 (d)                     -          61,080                     19,546

e.spire Communications, Inc.:

0% 11/1/05 (d)                                       -          15,015                     11,261

0% 4/1/06 (d)                                        -          20,520                     13,543

13.75% 7/15/07                                       -          15,200                     15,808

ESAT Telecom Group PLC 0% 2/1/07 (d)                 Caa2       7,530                      4,669

Facilicom International, Inc. 10.5% 1/15/08          -          8,260                      6,443

Firstworld Communications, Inc. 0%                   -          21,340                     5,975
4/15/08 (d)(e)

Flag Ltd. 8.25% 1/30/08                              Ba3        19,880                     18,141

Global Crossing Holdings Ltd. 9.625%                 -          32,450                     31,720
5/15/08 (e)

GST Network Funding, Inc. 0% 5/1/08 (d)(e)           -          35,110                     15,097

GST Equipment Funding, Inc. 13.25% 5/1/07            -          13,760                     13,485

GST Telecommunications, Inc. 12.75%                  -          18,740                     15,742
11/15/07

GST USA, Inc. 0% 12/15/05 (d)                        -          24,990                     17,118

Hermes Europe Railtel BV 11.5% 8/15/07               B3         18,200                     18,928

Hyperion Telecommunications, Inc.:

0% 4/15/03 (d)                                       B3         4,350                      2,958

12.25% 9/1/04                                        B3         9,790                      9,545

IXC Communications, Inc. 9% 4/15/08                  B3         17,030                     16,817

KMC Telecom Holdings, Inc. 0% 2/15/08 (d)            -          36,730                     16,345

Level 3 Communications, Inc. 9.125% 5/1/08           B3         46,460                     43,730

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc.:

8.375% 3/15/08                                       B2        $ 5,140                    $ 4,947

9.25% 7/15/07                                        B2         12,240                     12,362

9.5% 11/1/08 (e)                                     B2         13,730                     14,039

MetroNet Communications Corp.:

0% 11/1/07 (d)                                       B3         11,190                     6,546

0% 6/15/08 (d)                                       B3         38,350                     20,901

MGC Communications, Inc. 13% 10/1/04                 Caa2       5,340                      3,631

Netia Holdings BV 10.25% 11/1/07                     B3         15,740                     12,277

NEXTLINK Communications LLC 12.5% 4/15/06            B3         28,040                     29,582

Pathnet, Inc. 12.25% 4/15/08                         -          22,120                     15,705

Qwest Communications International, Inc.:

0% 10/15/07 (d)                                      Ba1        25,620                     19,535

7.5% 11/1/08 (e)                                     Ba1        12,520                     12,677

10.875% 4/1/07                                       Ba1        15,460                     17,779

Rhythms Netconnections, Inc. 0% 5/15/08              -          14,380                     5,177
unit (d)(e)

RSL Communications Ltd. 12.25% 11/15/06              B3         14,575                     14,284

Telegroup, Inc. 0% 11/1/04 (d)                       -          5,820                      2,910

Transtel Pass Through Trust 12.5% 11/1/07 (e)        B2         17,200                     7,396

Versatel Telecom BV 13.25% 5/15/08 (e)               -          7,060                      6,566

Viatel, Inc.:

0% 4/15/08 (d)                                       Caa1       24,860                     12,057

11.25% 4/15/08                                       Caa1       28,790                     25,911

WinStar Communications, Inc.:

0% 10/15/05 (d)                                      Caa1       2,560                      1,869

0% 10/15/05 (d)                                      Caa1       2,030                      2,192

0% 3/15/08 (d)                                       CCC        29,240                     22,222

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS                                                PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (B)                                                AMOUNT (000S)              (000S)

NONCONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.: - continued

10% 3/15/08                                          CCC       $ 15,030                   $ 12,325

Winstar Equipment Corp. 12.5% 3/15/04                B3         11,270                     10,594

                                                                                           634,365

TOTAL UTILITIES                                                                            841,593

TOTAL NONCONVERTIBLE BONDS                                                                 2,693,633

TOTAL CORPORATE BONDS                                                                      2,693,715
(Cost $3,072,049)



ASSET-BACKED SECURITIES - 0.7%



Airplanes Pass Through Trust 10.875% 3/15/19   Ba2       23,615        24,323
(Cost $25,372)



COMMERCIAL MORTGAGE SECURITIES - 0.7%



Bardell Associates Note Trust 12.5%,             -         1,704             1,811
11/1/08 (h)

First Chicago/Lennar Trust I Series 1997-CHL1    -         10,700            7,737
Class E, 8.1309% 2/28/11 (f)

Resolution Trust Corp. Series 1991-M2 Class      Ba3       4,094             3,398
A-3, 7.2498% 9/25/20 (f)

Structured Asset Securities Corp.:

Series 1995-C1 Class E, 7.375% 9/25/24 (e)       BB        4,000             3,906

Series 1996-CFL Class G, 7.75% 2/25/28 (e)       -         9,260             8,107

TOTAL COMMERCIAL MORTGAGE SECURITIES                                         24,959
(Cost $23,457)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (C) - 0.0%



United Mexican States rights 6/30/03                              -       1        0
discount D (a) (Cost $0)



COMMON STOCKS - 3.7%

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive LP/Foamex JPS Capital Corp.            15,350             $ 322
warrants 7/1/99 (a)

Trivest 1992 Special Fund Ltd. (a)(g)                        3.0                 348

                                                                                 670

PACKAGING & CONTAINERS - 0.1%

Crown Packaging Holdings Ltd. warrants 10/15/03 (a)          2,010               1

Gaylord Container Corp. Class A (a)                          512,500             1,538

                                                                                 1,539

PAPER & FOREST PRODUCTS - 0.0%

Mail-Well, Inc. (a)(e)                                       93,752              1,225

TOTAL BASIC INDUSTRIES                                                           3,434

CONSTRUCTION & REAL ESTATE - 0.2%

CONSTRUCTION - 0.0%

Capital Pacific Holdings, Inc. warrants 5/1/02 (a)(e)        24,095              24

REAL ESTATE - 0.2%

Sunterra Corp. (a)                                           580,100             5,511

REAL ESTATE INVESTMENT TRUSTS - 0.0%

Ocwen Asset Investment Corp.                                 164,300             657

TOTAL CONSTRUCTION & REAL ESTATE                                                 6,192

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES - 0.1%

Breed Technologies, Inc.                                     397,600             3,355

TEXTILES & APPAREL - 0.0%

Arena Brands Holdings Corp. Class B                          42,253              1,056

Hat Brands, Inc. (a)(h)                                      410,000             0

                                                                                 1,056

TOTAL DURABLES                                                                   4,411

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

ENERGY - 0.1%

OIL & GAS - 0.1%

Ocean Energy, Inc. (a)                                       211,410            $ 2,643

Pioneer Natural Resources Co.                                75,769              1,141

                                                                                 3,784

FINANCE - 0.0%

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (e)                                             900                 79

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

XRC Corp.                                                    84,961              1

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. Class A (a)                                      25,040              25

MEDIA & LEISURE - 1.3%

BROADCASTING - 1.3%

Adelphia Communications Corp. Class A (a)                    126,800             4,771

Cablevision Systems Corp. Class A (a)                        166,000             8,010

CS Wireless Systems, Inc. (a)(e)                             439                 0

EchoStar Communications Corp. Class A (a)                    507,537             13,703

Loral Orion Network Systems, Inc.:

warrants 1/15/07 (CV ratio .47) (a)                          19,560              154

warrants 1/15/07 (CV ratio .6) (a)                           18,480              194

MediaOne Group, Inc.                                         250,000             10,578

Orbital Imaging Corp. warrants 3/1/05 (a)(e)                 25,730              257

Pegasus Communications Corp. unit                            6,509               6,314

Tele-Communications, Inc. (TCI Group) Series A (a)           32,200              1,356

Telewest Communications PLC sponsored ADR                    75,000              1,734

UIH Australia/Pacific, Inc. warrants 5/15/06 (a)             19,690              59

                                                                                 47,130

ENTERTAINMENT - 0.0%

Livent, Inc. (a)                                             125,200             408

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I warrants 11/14/99 (a)(e)          1,460               0

TOTAL MEDIA & LEISURE                                                            47,538

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

RETAIL & WHOLESALE - 0.1%

APPAREL STORES - 0.0%

Lamonts Apparel, Inc.:

Class A warrants 1/31/08 (a)                                 67,341             $ 17

Class A (a)                                                  108,775             41

Class B warrants 1/31/08 (a)                                 21,602              5

                                                                                 63

GROCERY STORES - 0.1%

Meyer (Fred), Inc. (a)                                       29,700              1,583

TOTAL RETAIL & WHOLESALE                                                         1,646

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Hollywood Entertainment Corp. (a)                            160,780             2,452

SERVICES - 0.0%

Protection One, Inc.                                         76,400              860

TOTAL SERVICES                                                                   3,312

TECHNOLOGY - 0.2%

COMMUNICATIONS EQUIPMENT - 0.1%

Intermedia Communications, Inc. (a)                          102,200             1,891

Intermedia Communications, Inc. warrants 6/1/00 (a)          2,500               173

                                                                                 2,064

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. (a)                                 126,300             3,063

Concentric Network Corp. warrants 12/15/07 (a)(e)            23,340              2,031

                                                                                 5,094

TOTAL TECHNOLOGY                                                                 7,158

TRANSPORTATION - 0.0%

AIR TRANSPORTATION - 0.0%

CHC Helicopter Corp. Class A warrants 12/15/00 (a)           5,520               0

UTILITIES - 1.5%

CELLULAR - 0.4%

McCaw International Ltd. warrants 4/15/07 (a)(e)             66,290              331

Microcell Telecommunications, Inc. warrants 6/1/06 (a)(e)    183,560             2,019

COMMON STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:

Class A                                                      425,087            $ 7,705

Series A warrants 12/15/98 (a)                               5,494               0

Powertel, Inc. warrants 2/1/06 (a)                           85,408              256

Telesystem International Wireless, Inc. (sub. vtg.) (a)      176,800             1,856

                                                                                 12,167

ELECTRIC UTILITY - 0.0%

Niagara Mohawk Power Corp. (a)                               93,300              1,365

TELEPHONE SERVICES - 1.1%

Covad Communications Group, Inc. warrants 3/15/98 (a)(e)     24,200              242

DTI Holdings, Inc. warrants 3/1/08 (a)(e)                    305,400             3

e.spire Communications, Inc. (a)                             214,800             2,578

Firstworld Communications, Inc. warrants 4/15/08 (e)         21,340              213

GST Telecommunications, Inc. (a)                             425,000             2,763

ICG Communications, Inc. (a)                                 452,500             9,361

IXC Communications, Inc.                                     205,600             7,967

KMC Telecom Holdings, Inc. warrants 2/15/08 (a)(e)           37,830              95

MCI WorldCom, Inc. (a)                                       125,300             6,923

McLeodUSA, Inc. Class A (a)                                  135,000             4,936

MGC Communications, Inc. warrants 10/1/04 (a)(e)             5,340               234

Pathnet, Inc. warrants 4/15/08 (a)(e)                        22,120              221

RSL Communications Ltd. warrants 11/15/06 (a)(e)             25,710              2,160

Source Media, Inc. warrants 11/1/07 (a)(e)                   48,052              327

Versatel Telecom BV warrants 5/15/08 (a)(e)                  7,060               71

WinStar Communications, Inc. (a)                             100,000             2,700

                                                                                 40,794

TOTAL UTILITIES                                                                  54,326

TOTAL COMMON STOCKS                                                              131,906
(Cost $131,600)



PREFERRED STOCKS - 15.0%

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

CONVERTIBLE PREFERRED STOCKS - 0.7%

ENERGY - 0.1%

OIL & GAS - 0.1%

Chesapeake Energy Corp. $3.50 (a)(e)                         95,000             $ 1,853

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

BTI Capital Trust $3.25 (a)(e)                               7,000               154

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative (a)                            84                  131

MEDIA & LEISURE - 0.2%

LODGING & GAMING - 0.2%

Host Marriott Financial Trust $3.375 QUIPS (a)               146,600             5,983

UTILITIES - 0.4%

TELEPHONE SERVICES - 0.4%

IXC Communications, Inc. $3.375 (a)(e)                       179,000             6,433

NEXTLINK Communications, Inc. $3.25 (a)(e)                   240,000             8,940

                                                                                 15,373

TOTAL CONVERTIBLE PREFERRED STOCKS                                               23,494

NONCONVERTIBLE PREFERRED STOCKS - 14.3%

CONSTRUCTION & REAL ESTATE - 0.2%

REAL ESTATE INVESTMENT TRUSTS - 0.2%

California Federal Preferred Capital Corp. $2.28             334,377             8,610

ENERGY - 0.0%

OIL & GAS - 0.0%

Gulf Canada Resources Ltd. Series 1                          33,881              48

FINANCE - 0.3%

INSURANCE - 0.3%

American Annuity Group Capital Trust II 8.75% (a)            10,340              9,206

HEALTH - 0.3%

MEDICAL FACILITIES MANAGEMENT - 0.3%

Fresenius Medical Care Capital Trust 9%                      9,847               9,955

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Ampex Corp. 8% non-cumulative (a)                            182                $ 284

MEDIA & LEISURE - 5.5%

BROADCASTING - 4.9%

Adelphia Communications Corp. $13.00                         228,536             26,339

Benedek Communications Corp. 11.5% pay-in-kind (a)           11,712              9,604

Citadel Broadcasting Co. Series B, 13.25% pay-in-kind        91,454              10,334

CSC Holdings, Inc.                                           165,231             18,175
Series H, 11.75% pay-in-kind

 11.125% pay-in-kind                                         407,796             44,246

Echostar Communications Corp. 12.125% pay-in-kind            17,087              16,062

Granite Broadcasting Corp. 12.75% pay-in-kind                25,389              20,311

NTL, Inc. 13% pay-in-kind                                    30,253              28,740

Pegasus Communications Corp. 12.75% pay-in-kind              854                 803

                                                                                 174,614

PUBLISHING - 0.6%

PRIMEDIA, Inc.:

$9.20                                                        76,000              7,125

Series D, $10.00                                             153,157             15,124

                                                                                 22,249

TOTAL MEDIA & LEISURE                                                            196,863

RETAIL & WHOLESALE - 0.3%

GROCERY STORES - 0.1%

Nebco Evans Holding Co. 11.25% pay-in-kind                   3,606               162

Supermarkets General Holdings Corp. $3.52 pay-in-kind (a)    116,319             2,559

                                                                                 2,721

RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%

J. Crew Operating Corp. 14.50% pay-in-kind (h)               10,500              7,560

TOTAL RETAIL & WHOLESALE                                                         10,281

TECHNOLOGY - 1.6%

COMMUNICATIONS EQUIPMENT - 1.5%

Intermedia Communications, Inc. 13.5% pay-in-kind            52,941              53,998

PREFERRED STOCKS - CONTINUED

                                                            SHARES              VALUE (NOTE 1)
                                                                                (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - 0.1%

Concentric Network Corp. 13.5% pay-in-kind                   6,893              $ 5,135

TOTAL TECHNOLOGY                                                                 59,133

UTILITIES - 6.1%

CELLULAR - 1.8%

Nextel Communications, Inc.:

11.125% pay-in-kind                                          26,338              22,124

Series D, 13% pay-in-kind                                    46,289              43,975

                                                                                 66,099

TELEPHONE SERVICES - 4.3%

e.spire Communications, Inc.:

12.75% pay-in-kind                                           27,259              18,536

14.75% pay-in-kind                                           9,254               8,144

Hyperion Telecommunication, Inc. 12.875% pay-in-kind         25,210              15,630

ICG Holdings, Inc. 14.25% pay-in-kind                        38,322              35,448

IXC Communications, Inc. 12.5% pay-in-kind                   37,187              37,931

NEXTLINK Communications, Inc. 14% pay-in-kind                459,159             21,580

Source Media, Inc. 13.50% pay-in-kind                        98,211              1,154

Viatel, Inc. 10% (a)(e)                                      26,790              1,607

WinStar Communications, Inc. 14.25% (a)                      16,106              14,334

                                                                                 154,364

TOTAL UTILITIES                                                                  220,463

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                            514,843

TOTAL PREFERRED STOCKS                                                           538,337
(Cost $627,994)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS                                PRINCIPAL
(UNAUDITED) (B)                                AMOUNT (000S)

GPA Group PLC term loan 6.4% 11/19/98   -      $ 1,860              1,841
(Cost $1,423)


CASH EQUIVALENTS - 5.0%

                                                      MATURITY                    VALUE (NOTE 1)
                                                      AMOUNT (000S)               (000S)

Investments in repurchase agreements (U.S. Treasury obligations), in a joint trading account at:

5.39%, dated 10/30/98 due 11/2/98                      179,114                    $ 179,034

5.4%, dated 10/30/98 due 11/2/98                       2,058                       2,057

TOTAL CASH EQUIVALENTS                                                             181,091
(Cost $181,091)

TOTAL INVESTMENT IN SECURITIES - 100%                                             $ 3,596,172
(Cost $4,062,986)


SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred Securities
LEGEND
(a) Non-income producing
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) For foreign government obligations not rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the Sovereign credit of the issuing government.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $496,911,000 or 13.8% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Share amount represents number of units held.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:

SECURITY              ACQUISTION DATE  ACQUISITION COST (000S)

Bardell Associates    4/19/94           1,732
 Note Trust
 12.5%, 11/1/08

Hat Brands, Inc.      2/22/94           410

J. Crew Operating     10/30/97          10,658
 Corp. 14.50%
 pay-in-kind

Sealy Corp., Inc.      2/23/98 -        10,317
 10% 12/18/08         9/30/98
 pay-in-kind

(i) Non-income producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS              S&P RATINGS
Aaa, Aa, A 0.0%               AAA, AA, A 0.0%
Baa        0.0%               BBB        0.1%
Ba         9.2%               BB         7.2%
B          40.9%              B          44.9%
Caa        13.5%              CCC        11.2%
Ca, C      0.0%               CC, C      0.0%
For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 11.5%. FMR has determined that unrated debt securities that are lower quality account for 11.5% of the total value of investment in securities.

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,064,671,000. Net unrealized depreciation aggregated $468,499,000, of which $64,199,000 related to appreciated investment securities and $532,698,000 related to depreciated investment securities.
The fund hereby designates approximately $71,106,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                        OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 3,596,172
AGREEMENTS OF $181,091) (COST $4,062,986) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               36,696

RECEIVABLE FOR FUND SHARES SOLD                                               38,013

INTEREST RECEIVABLE                                                           59,253

OTHER RECEIVABLES                                                             1,016

 TOTAL ASSETS                                                                 3,731,150

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                 $ 107,691

PAYABLE FOR FUND SHARES REDEEMED                                   8,338

DISTRIBUTIONS PAYABLE                                              5,813

ACCRUED MANAGEMENT FEE                                             1,692

DISTRIBUTION FEES PAYABLE                                          1,251

OTHER PAYABLES AND ACCRUED EXPENSES                                1,106

 TOTAL LIABILITIES                                                            125,891

NET ASSETS                                                                   $ 3,605,259

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 3,939,635

UNDISTRIBUTED NET INVESTMENT INCOME                                           74,600

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         57,838
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     (466,814)

NET ASSETS                                                                   $ 3,605,259



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                   $11.09
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($117,172 (DIVIDED BY) 10,561 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $11.09)                  $11.64

CLASS T:                                                                $11.11
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,322,317 (DIVIDED BY) 209,055 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $11.11)                  $11.51

CLASS B:                                                                $11.07
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($923,365 (DIVIDED BY) 83,410 SHARES) A

CLASS C:                                                                $11.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($129,772 (DIVIDED BY) 11,703 SHARES) A

INSTITUTIONAL CLASS:                                                    $10.90
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($112,633 (DIVIDED BY) 10,336 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                             YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                   $ 78,521
DIVIDENDS

INTEREST                                                             278,987

 TOTAL INCOME                                                        357,508

EXPENSES

MANAGEMENT FEE                                            $ 20,941

TRANSFER AGENT FEES                                        6,774

DISTRIBUTION FEES                                          14,444

ACCOUNTING FEES AND EXPENSES                               822

NON-INTERESTED TRUSTEES' COMPENSATION                      15

CUSTODIAN FEES AND EXPENSES                                100

REGISTRATION FEES                                          579

AUDIT                                                      68

LEGAL                                                      22

INTEREST                                                   2

REPORTS TO SHAREHOLDERS                                    372

MISCELLANEOUS                                              10

 TOTAL EXPENSES BEFORE REDUCTIONS                          44,149

 EXPENSE REDUCTIONS                                        (72)      44,077

NET INVESTMENT INCOME                                                313,431

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     61,433

 FOREIGN CURRENCY TRANSACTIONS                             (7)       61,426

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              (597,544)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      (536,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ (222,687)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED   YEAR ENDED
                                                         OCTOBER 31,  OCTOBER 31,
                                                         1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 313,431    $ 215,735
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 61,426       84,551

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (597,544)    55,881

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (222,687)    356,167
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (282,288)    (210,159)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (70,360)     (10,591)

 TOTAL DISTRIBUTIONS                                      (352,648)    (220,750)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              1,259,000    691,063

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 683,665      826,480

NET ASSETS

 BEGINNING OF PERIOD                                      2,921,594    2,095,114

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 3,605,259  $ 2,921,594
INCOME OF $74,600 AND $42,691, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                         YEARS ENDED OCTOBER 31,

                                                       1998      1997      1996 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.930  $ 12.300  $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                1.111     1.058     .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1.603)   .710      .267

 TOTAL FROM INVESTMENT OPERATIONS                       (.492)    1.768     .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (1.048)   (1.078)   (.140)

 FROM NET REALIZED GAIN                                 (.300)    (.060)    -

 TOTAL DISTRIBUTIONS                                    (1.348)   (1.138)   (.140)

NET ASSET VALUE, END OF PERIOD                         $ 11.090  $ 12.930  $ 12.300

TOTAL RETURN B, C                                       (4.55)%   15.18%    3.58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 117     $ 44      $ 4

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.01%     1.15%     1.25% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.00% G   1.14% G   1.25% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    9.03%     8.58%     9.06% A

PORTFOLIO TURNOVER RATE                                 75%       105%      121%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                                YEARS ENDED OCTOBER 31,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.940  $ 12.310  $ 11.910  $ 11.220  $ 12.010
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               1.119 C   1.086 C   1.105 C   .930 C    .848

 NET REALIZED AND                    (1.612)   .686      .364      .680      (.537)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.493)    1.772     1.469     1.610     .311

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.037)   (1.082)   (1.069)   (.920)    (.851)

 FROM NET REALIZED GAIN              (.300)    (.060)    -         -         (.250)

 TOTAL DISTRIBUTIONS                 (1.337)   (1.142)   (1.069)   (.920)    (1.101)

NET ASSET VALUE, END OF PERIOD      $ 11.110  $ 12.940  $ 12.310  $ 11.910  $ 11.220

TOTAL RETURN A, B                    (4.54)%   15.21%    12.92%    15.05%    2.64%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 2,322   $ 2,208   $ 1,709   $ 1,200   $ 680
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.07%     1.09%     1.12%     1.15%     1.20%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE         1.07%     1.08% D   1.11% D   1.15%     1.20%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME       8.91%     8.72%     9.20%     8.32%     6.92%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              75%       105%      121%      112%      118%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.


FINANCIAL HIGHLIGHTS - CLASS B
                                               YEARS ENDED OCTOBER 31,

                                    1998      1997      1996      1995      1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.890  $ 12.280  $ 11.890  $ 11.210  $ 11.300
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME               1.024 D   .998 D    1.017 D   .794 D    .223

 NET REALIZED AND                    (1.588)   .674      .361      .721      (.118)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    (.564)    1.672     1.378     1.515     .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.956)    (1.002)   (.988)    (.835)    (.195)

 FROM NET REALIZED GAIN              (.300)    (.060)    -         -         -

 TOTAL DISTRIBUTIONS                 (1.256)   (1.062)   (.988)    (.835)    (.195)

NET ASSET VALUE, END OF PERIOD      $ 11.070  $ 12.890  $ 12.280  $ 11.890  $ 11.210

TOTAL RETURN B, C                    (5.10)%   14.34%    12.10%    14.12%    .93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 923     $ 593     $ 344     $ 156     $ 17
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         1.74%     1.74%     1.79%     2.01%     2.20% A
NET ASSETS

RATIO OF NET INVESTMENT INCOME TO    8.25%     8.04%     8.52%     7.46%     5.92% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              75%       105%      121%      112%      118%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1994.

FINANCIAL HIGHLIGHTS - CLASS C
                                                       YEAR ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 12.970

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .988

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1.639)

 TOTAL FROM INVESTMENT OPERATIONS                       (.651)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.929)

 FROM NET REALIZED GAIN                                 (.300)

 TOTAL DISTRIBUTIONS                                    (1.229)

NET ASSET VALUE, END OF PERIOD                         $ 11.090

TOTAL RETURN B, C                                       (5.73)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 130

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.86% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    8.21% A

PORTFOLIO TURNOVER RATE                                 75%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEARS ENDED OCTOBER 31,

                                                1998      1997      1996      1995 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.710  $ 12.120  $ 11.760  $ 11.560

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                         1.123     1.094     1.070     .390

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (1.562)   .671      .368      .193

 TOTAL FROM INVESTMENT OPERATIONS                (.439)    1.765     1.438     .583

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (1.071)   (1.115)   (1.078)   (.383)

 FROM NET REALIZED GAIN                          (.300)    (.060)    -         -

 TOTAL DISTRIBUTIONS                             (1.371)   (1.175)   (1.078)   (.383)

NET ASSET VALUE, END OF PERIOD                  $ 10.900  $ 12.710  $ 12.120  $ 11.760

TOTAL RETURN B, C                                (4.21)%   15.42%    12.81%    5.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 113     $ 76      $ 38      $ 0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS          .83%      .85%      1.10%     .70% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    .83%      .85%      1.05% F   .70% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE        9.12%     8.96%     9.26%     8.77% A
NET ASSETS

PORTFOLIO TURNOVER RATE                          75%       105%      121%      112%


A ANNUALIZED
B THE TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,448,000 or 0.5% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,841,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,693,965,000 and $2,512,746,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO       RETAINED
          FDC           BY FDC

CLASS A   $ 130,000     $ 1,000

CLASS T    6,204,000     93,000

CLASS B    7,409,000     5,354,000

CLASS C    701,000       698,000

          $ 14,444,000  $ 6,146,000

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 23,000

CLASS T                370,000

CLASS B                199,000

CLASS C                49,000

INSTITUTIONAL CLASS    13,000


SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO      RETAINED
          FDC          BY FDC

CLASS A   $ 923,000    $ 346,000

CLASS T    2,889,000    1,263,000

CLASS B    1,774,000    1,774,000*

CLASS C    54,000       54,000*

          $ 5,640,000  $ 3,437,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                      AMOUNT       % OF
                                   AVERAGE
                                   NET ASSETS

CLASS A               $ 178,000     .20

CLASS T                4,651,000    .19

CLASS B                1,610,000    .20

CLASS C                134,000      .19*

INSTITUTIONAL CLASS    201,000      .17

                      $ 6,774,000

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $15,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $8,951,000. The weighted average interest rate was 6.1%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $58,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $12,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

                       TRANSFER
                       AGENT
                       CREDITS

INSTITUTIONAL CLASS    $ 2,000

7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        YEARS ENDED OCTOBER 31,

                            1998 A                    1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 6,814                   $ 1,492

CLASS T                      201,133                   168,378

CLASS B                      60,100                    35,586

CLASS C                      4,494                     -

INSTITUTIONAL CLASS          9,747                     4,703

TOTAL                       $ 282,288                 $ 210,159

FROM NET REALIZED GAIN

CLASS A                     $ 1,152                   $ 32

CLASS T                      52,313                    8,606

CLASS B                      14,488                    1,771

CLASS C                      165                       -

INSTITUTIONAL CLASS          2,242                     182

TOTAL                       $ 70,360                  $ 10,591

TOTAL                       $ 352,648                 $ 220,750

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                    DOLLARS

                                YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,

AMOUNTS IN THOUSANDS            1998 A       1997         1998 A       1997



CLASS A                          8,996        3,449       $ 113,312    $ 43,286
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    520          89           6,429        1,128

SHARES REDEEMED                  (2,377)      (430)        (29,080)     (5,420)

NET INCREASE (DECREASE)          7,139        3,108       $ 90,661     $ 38,994

CLASS T                          100,128      79,054      $ 1,257,106  $ 982,916
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    16,088       10,932       201,460      135,681

SHARES REDEEMED                  (77,873)     (58,169)     (968,795)    (724,770)

NET INCREASE (DECREASE)          38,343       31,817      $ 489,771    $ 393,827

CLASS B                          47,554       25,512      $ 598,852    $ 317,577
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    3,879        1,929        48,184       23,896

SHARES REDEEMED                  (14,038)     (9,476)      (172,228)    (118,144)

NET INCREASE (DECREASE)          37,395       17,965      $ 474,808    $ 223,329

CLASS C                          15,155       -           $ 191,117    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    210          -            2,549        -

SHARES REDEEMED                  (3,662)      -            (45,190)     -

NET INCREASE (DECREASE)          11,703       -           $ 148,476    $ -

INSTITUTIONAL CLASS              10,756       6,258       $ 133,230    $ 76,404
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    822          342          10,139       4,195

SHARES REDEEMED                  (7,206)      (3,741)      (88,085)     (45,686)

NET INCREASE (DECREASE)          4,372        2,859       $ 55,284     $ 34,913


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                       REGISTRATION
                       FEES

CLASS A                $ 24,000

CLASS T                 328,000

CLASS B                 149,000

CLASS C                 46,000

INSTITUTIONAL CLASS     32,000

                       $ 579,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor High Yield Fund (a fund of Fidelity Advisor Series
II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor High Yield Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers  LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Yield Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INSTITUTIONAL CLASS
PAY DATE        12/8/97 12/7/98
RECORD DATE     12/5/97 12/4/98
DIVIDENDS       -       -
SHORT-TERM
CAPITAL GAINS   $.07    -
LONG-TERM
CAPITAL GAINS   $.23    $.13
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate       56.72%  -
 20% rate       43.28%  100%

A total of 17% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

HYI-ANN-1298  66952
1.538465.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
SHORT FIXED-INCOME
FUND - CLASS A, CLASS T AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               15  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      18  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             19  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    32  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   40  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   47  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           48


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL A          6.58%   25.50%  93.35%

FIDELITY ADV SHORT FIXED-INCOME - CL A          4.98%   23.61%  90.45%
 (INCL. 1.50% SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                           7.56%   33.94%  103.77%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE       6.02%   29.85%  96.80%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL A     6.58%   4.65%   6.82%

FIDELITY ADV SHORT FIXED-INCOME - CL A     4.98%   4.33%   6.65%
 (INCL. 1.50% SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                      7.56%   6.02%   7.38%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.02%   5.36%   6.99%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL A    LB 1-3 Year Govt/Corp
             00263                       LB013
  1988/10/31       9850.00                    10000.00
  1988/11/30       9821.20                     9976.19
  1988/12/31       9851.50                     9999.11
  1989/01/31       9931.79                    10079.48
  1989/02/28       9949.34                    10081.86
  1989/03/31       9999.36                    10122.64
  1989/04/30      10107.90                    10286.95
  1989/05/31      10245.80                    10433.10
  1989/06/30      10412.54                    10625.69
  1989/07/31      10589.81                    10784.05
  1989/08/31      10514.24                    10723.02
  1989/09/30      10568.49                    10786.13
  1989/10/31      10725.88                    10954.31
  1989/11/30      10810.13                    11052.24
  1989/12/31      10866.91                    11096.00
  1990/01/31      10842.31                    11107.61
  1990/02/28      10886.14                    11166.54
  1990/03/31      10943.75                    11201.96
  1990/04/30      10953.73                    11229.94
  1990/05/31      11125.88                    11403.48
  1990/06/30      11211.96                    11524.04
  1990/07/31      11344.74                    11663.64
  1990/08/31      11326.58                    11705.02
  1990/09/30      11354.82                    11792.83
  1990/10/31      11325.84                    11914.57
  1990/11/30      11397.18                    12030.96
  1990/12/31      11504.70                    12171.75
  1991/01/31      11470.11                    12281.89
  1991/02/28      11589.11                    12370.59
  1991/03/31      11796.06                    12460.49
  1991/04/30      11967.77                    12582.53
  1991/05/31      12089.91                    12661.11
  1991/06/30      12149.01                    12708.14
  1991/07/31      12232.48                    12819.76
  1991/08/31      12437.82                    12993.60
  1991/09/30      12566.49                    13133.50
  1991/10/31      12706.76                    13274.89
  1991/11/30      12835.29                    13409.14
  1991/12/31      13043.02                    13611.85
  1992/01/31      13096.51                    13597.86
  1992/02/29      13184.80                    13641.02
  1992/03/31      13246.35                    13638.04
  1992/04/30      13332.27                    13762.76
  1992/05/31      13470.48                    13891.65
  1992/06/30      13594.29                    14033.64
  1992/07/31      13763.34                    14198.24
  1992/08/31      13880.22                    14312.84
  1992/09/30      13995.02                    14448.28
  1992/10/31      13906.20                    14361.36
  1992/11/30      13912.68                    14341.12
  1992/12/31      14035.06                    14476.56
  1993/01/31      14247.76                    14631.05
  1993/02/28      14421.10                    14750.41
  1993/03/31      14513.70                    14798.33
  1993/04/30      14587.15                    14891.20
  1993/05/31      14649.06                    14857.27
  1993/06/30      14796.16                    14969.79
  1993/07/31      14883.67                    15004.02
  1993/08/31      15029.69                    15129.63
  1993/09/30      15081.61                    15178.45
  1993/10/31      15175.50                    15213.87
  1993/11/30      15237.95                    15218.34
  1993/12/31      15367.55                    15279.95
  1994/01/31      15463.44                    15377.29
  1994/02/28      15337.25                    15284.12
  1994/03/31      14985.95                    15205.54
  1994/04/30      14906.94                    15147.79
  1994/05/31      14996.70                    15168.33
  1994/06/30      14878.67                    15208.22
  1994/07/31      15014.39                    15346.63
  1994/08/31      15136.28                    15398.42
  1994/09/30      15130.45                    15364.19
  1994/10/31      15142.00                    15399.32
  1994/11/30      15168.00                    15334.72
  1994/12/31      14849.80                    15363.89
  1995/01/31      14960.28                    15574.94
  1995/02/28      15145.65                    15790.45
  1995/03/31      15225.27                    15880.04
  1995/04/30      15349.22                    16023.81
  1995/05/31      15625.39                    16301.24
  1995/06/30      15698.96                    16389.94
  1995/07/31      15756.79                    16455.42
  1995/08/31      15850.38                    16555.14
  1995/09/30      15926.45                    16637.00
  1995/10/31      16057.96                    16775.12
  1995/11/30      16188.23                    16919.48
  1995/12/31      16307.30                    17047.77
  1996/01/31      16427.33                    17193.63
  1996/02/29      16370.49                    17128.14
  1996/03/31      16339.94                    17115.64
  1996/04/30      16341.93                    17132.91
  1996/05/31      16377.61                    17172.50
  1996/06/30      16497.40                    17298.11
  1996/07/31      16548.37                    17365.38
  1996/08/31      16600.02                    17429.38
  1996/09/30      16737.33                    17588.93
  1996/10/31      16915.75                    17787.47
  1996/11/30      17037.86                    17920.82
  1996/12/31      16980.30                    17923.80
  1997/01/31      17051.08                    18010.42
  1997/02/28      17096.99                    18055.07
  1997/03/31      17077.08                    18041.08
  1997/04/30      17219.62                    18189.02
  1997/05/31      17327.76                    18316.12
  1997/06/30      17434.39                    18443.52
  1997/07/31      17637.46                    18648.31
  1997/08/31      17652.13                    18665.87
  1997/09/30      17777.64                    18809.64
  1997/10/31      17869.56                    18945.08
  1997/11/30      17923.47                    18992.71
  1997/12/31      18036.71                    19118.02
  1998/01/31      18263.23                    19302.57
  1998/02/28      18283.78                    19321.92
  1998/03/31      18349.17                    19397.23
  1998/04/30      18412.69                    19493.38
  1998/05/31      18518.81                    19599.35
  1998/06/30      18599.64                    19700.55
  1998/07/31      18686.74                    19792.23
  1998/08/31      18813.57                    20019.94
  1998/09/30      19038.86                    20289.33
  1998/10/30      19044.67                    20289.33
IMATRL PRASUN   SHR__CHT 19981031 19981110 112229 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on October 31, 1988, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,045 - a 90.45% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,377 - a 103.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                   YEARS ENDED OCTOBER 31,           SEPTEMBER 3, 1996
                                                     (COMMENCEMENT
                                                     OF SALE OF
                                                      CLASS A SHARES) TO
                                                     OCTOBER 31,

                   1998                      1997    1996

DIVIDEND RETURNS   5.83%                     6.28%   0.99%

CAPITAL RETURNS    0.75%                     -0.64%  0.86%

TOTAL RETURNS      6.58%                     5.64%   1.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              4.29(CENTS)  25.63(CENTS)  52.61(CENTS)

ANNUALIZED DIVIDEND RATE         5.37%        5.44%         5.63%

30-DAY ANNUALIZED YIELD          4.69%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.35 over the past six months, and $9.34 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                   PAST 1  PAST 5  PAST 10
                                                 YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL T           6.32%   25.72%  93.69%

FIDELITY ADV SHORT FIXED-INCOME - CL T           4.72%   23.83%  90.79%
 (INCL. 1.50% SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                            7.56%   33.94%  103.77%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE        6.02%   29.85%  96.80%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL T     6.32%   4.68%   6.83%

FIDELITY ADV SHORT FIXED-INCOME - CL T     4.72%   4.37%   6.67%
 (INCL. 1.50% SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                      7.56%   6.02%   7.38%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.02%   5.36%   6.99%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL T    LB 1-3 Year Govt/Corp
             00173                       LB013
  1988/10/31       9850.00                    10000.00
  1988/11/30       9821.20                     9976.19
  1988/12/31       9851.50                     9999.11
  1989/01/31       9931.79                    10079.48
  1989/02/28       9949.34                    10081.86
  1989/03/31       9999.36                    10122.64
  1989/04/30      10107.90                    10286.95
  1989/05/31      10245.80                    10433.10
  1989/06/30      10412.54                    10625.69
  1989/07/31      10589.81                    10784.05
  1989/08/31      10514.24                    10723.02
  1989/09/30      10568.49                    10786.13
  1989/10/31      10725.88                    10954.31
  1989/11/30      10810.13                    11052.24
  1989/12/31      10866.91                    11096.00
  1990/01/31      10842.31                    11107.61
  1990/02/28      10886.14                    11166.54
  1990/03/31      10943.75                    11201.96
  1990/04/30      10953.73                    11229.94
  1990/05/31      11125.88                    11403.48
  1990/06/30      11211.96                    11524.04
  1990/07/31      11344.74                    11663.64
  1990/08/31      11326.58                    11705.02
  1990/09/30      11354.82                    11792.83
  1990/10/31      11325.84                    11914.57
  1990/11/30      11397.18                    12030.96
  1990/12/31      11504.70                    12171.75
  1991/01/31      11470.11                    12281.89
  1991/02/28      11589.11                    12370.59
  1991/03/31      11796.06                    12460.49
  1991/04/30      11967.77                    12582.53
  1991/05/31      12089.91                    12661.11
  1991/06/30      12149.01                    12708.14
  1991/07/31      12232.48                    12819.76
  1991/08/31      12437.82                    12993.60
  1991/09/30      12566.49                    13133.50
  1991/10/31      12706.76                    13274.89
  1991/11/30      12835.29                    13409.14
  1991/12/31      13043.02                    13611.85
  1992/01/31      13096.51                    13597.86
  1992/02/29      13184.80                    13641.02
  1992/03/31      13246.35                    13638.04
  1992/04/30      13332.27                    13762.76
  1992/05/31      13470.48                    13891.65
  1992/06/30      13594.29                    14033.64
  1992/07/31      13763.34                    14198.24
  1992/08/31      13880.22                    14312.84
  1992/09/30      13995.02                    14448.28
  1992/10/31      13906.20                    14361.36
  1992/11/30      13912.68                    14341.12
  1992/12/31      14035.06                    14476.56
  1993/01/31      14247.76                    14631.05
  1993/02/28      14421.10                    14750.41
  1993/03/31      14513.70                    14798.33
  1993/04/30      14587.15                    14891.20
  1993/05/31      14649.06                    14857.27
  1993/06/30      14796.16                    14969.79
  1993/07/31      14883.67                    15004.02
  1993/08/31      15029.69                    15129.63
  1993/09/30      15081.61                    15178.45
  1993/10/31      15175.50                    15213.87
  1993/11/30      15237.95                    15218.34
  1993/12/31      15367.55                    15279.95
  1994/01/31      15463.44                    15377.29
  1994/02/28      15337.25                    15284.12
  1994/03/31      14985.95                    15205.54
  1994/04/30      14906.94                    15147.79
  1994/05/31      14996.70                    15168.33
  1994/06/30      14878.67                    15208.22
  1994/07/31      15014.39                    15346.63
  1994/08/31      15136.28                    15398.42
  1994/09/30      15130.45                    15364.19
  1994/10/31      15142.00                    15399.32
  1994/11/30      15168.00                    15334.72
  1994/12/31      14849.80                    15363.89
  1995/01/31      14960.28                    15574.94
  1995/02/28      15145.65                    15790.45
  1995/03/31      15225.27                    15880.04
  1995/04/30      15349.22                    16023.81
  1995/05/31      15625.39                    16301.24
  1995/06/30      15698.96                    16389.94
  1995/07/31      15756.79                    16455.42
  1995/08/31      15850.38                    16555.14
  1995/09/30      15926.45                    16637.00
  1995/10/31      16057.96                    16775.12
  1995/11/30      16188.23                    16919.48
  1995/12/31      16307.30                    17047.77
  1996/01/31      16427.33                    17193.63
  1996/02/29      16370.49                    17128.14
  1996/03/31      16339.94                    17115.64
  1996/04/30      16341.93                    17132.91
  1996/05/31      16377.61                    17172.50
  1996/06/30      16497.40                    17298.11
  1996/07/31      16548.37                    17365.38
  1996/08/31      16600.02                    17429.38
  1996/09/30      16755.41                    17588.93
  1996/10/31      16933.89                    17787.47
  1996/11/30      17055.94                    17920.82
  1996/12/31      17053.31                    17923.80
  1997/01/31      17124.19                    18010.42
  1997/02/28      17170.05                    18055.07
  1997/03/31      17150.30                    18041.08
  1997/04/30      17292.98                    18189.02
  1997/05/31      17401.45                    18316.12
  1997/06/30      17508.12                    18443.52
  1997/07/31      17712.07                    18648.31
  1997/08/31      17727.79                    18665.87
  1997/09/30      17834.52                    18809.64
  1997/10/31      17944.84                    18945.08
  1997/11/30      17995.46                    18992.71
  1997/12/31      18106.56                    19118.02
  1998/01/31      18275.91                    19302.57
  1998/02/28      18300.00                    19321.92
  1998/03/31      18353.89                    19397.23
  1998/04/30      18443.45                    19493.38
  1998/05/31      18556.58                    19599.35
  1998/06/30      18625.60                    19700.55
  1998/07/31      18716.05                    19792.23
  1998/08/31      18844.60                    20019.94
  1998/09/30      19071.57                    20289.33
  1998/10/30      19078.74                    20289.33
IMATRL PRASUN   SHR__CHT 19981031 19981110 111542 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on October 31, 1988, and the current 1.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,079 - a 90.79% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,377 - a 103.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                         YEARS ENDED OCTOBER 31,

                   1998   1997    1996    1995    1994

DIVIDEND RETURNS   6.00%  6.29%   6.40%   6.16%   5.82%

CAPITAL RETURNS    0.32%  -0.32%  -0.95%  -0.11%  -6.04%

TOTAL RETURNS      6.32%  5.97%   5.45%   6.05%   -0.22%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              4.35(CENTS)  26.75(CENTS)  54.43(CENTS)

ANNUALIZED DIVIDEND RATE         5.44%        5.67%         5.82%

30-DAY ANNUALIZED YIELD          4.75%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.41 over the past one month, $9.36 over the past six months, and $9.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 1.50% sales charge.

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL C          5.41%   24.65%  92.04%

FIDELITY ADV SHORT FIXED-INCOME - CL C          4.41%   24.65%  92.04%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                           7.56%   33.94%  103.77%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE       6.02%   29.85%  96.80%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class C's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - CL C     5.41%   4.51%   6.74%

FIDELITY ADV SHORT FIXED-INCOME - CL C     4.41%   4.51%   6.74%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-3 YEAR GOVT/CORP                      7.56%   6.02%   7.38%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.02%   5.36%   6.99%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL C    LB 1-3 Year Govt/Corp
             00526                       LB013
  1988/10/31      10000.00                    10000.00
  1988/11/30       9970.76                     9976.19
  1988/12/31      10001.52                     9999.11
  1989/01/31      10083.04                    10079.48
  1989/02/28      10100.85                    10081.86
  1989/03/31      10151.63                    10122.64
  1989/04/30      10261.83                    10286.95
  1989/05/31      10401.82                    10433.10
  1989/06/30      10571.11                    10625.69
  1989/07/31      10751.08                    10784.05
  1989/08/31      10674.35                    10723.02
  1989/09/30      10729.43                    10786.13
  1989/10/31      10889.22                    10954.31
  1989/11/30      10974.75                    11052.24
  1989/12/31      11032.40                    11096.00
  1990/01/31      11007.42                    11107.61
  1990/02/28      11051.92                    11166.54
  1990/03/31      11110.41                    11201.96
  1990/04/30      11120.54                    11229.94
  1990/05/31      11295.31                    11403.48
  1990/06/30      11382.70                    11524.04
  1990/07/31      11517.50                    11663.64
  1990/08/31      11499.07                    11705.02
  1990/09/30      11527.74                    11792.83
  1990/10/31      11498.32                    11914.57
  1990/11/30      11570.74                    12030.96
  1990/12/31      11679.90                    12171.75
  1991/01/31      11644.79                    12281.89
  1991/02/28      11765.59                    12370.59
  1991/03/31      11975.70                    12460.49
  1991/04/30      12150.02                    12582.53
  1991/05/31      12274.02                    12661.11
  1991/06/30      12334.02                    12708.14
  1991/07/31      12418.76                    12819.76
  1991/08/31      12627.22                    12993.60
  1991/09/30      12757.85                    13133.50
  1991/10/31      12900.26                    13274.89
  1991/11/30      13030.75                    13409.14
  1991/12/31      13241.65                    13611.85
  1992/01/31      13295.95                    13597.86
  1992/02/29      13385.59                    13641.02
  1992/03/31      13448.07                    13638.04
  1992/04/30      13535.30                    13762.76
  1992/05/31      13675.62                    13891.65
  1992/06/30      13801.31                    14033.64
  1992/07/31      13972.94                    14198.24
  1992/08/31      14091.59                    14312.84
  1992/09/30      14208.14                    14448.28
  1992/10/31      14117.97                    14361.36
  1992/11/30      14124.55                    14341.12
  1992/12/31      14248.79                    14476.56
  1993/01/31      14464.73                    14631.05
  1993/02/28      14640.71                    14750.41
  1993/03/31      14734.72                    14798.33
  1993/04/30      14809.29                    14891.20
  1993/05/31      14872.14                    14857.27
  1993/06/30      15021.48                    14969.79
  1993/07/31      15110.33                    15004.02
  1993/08/31      15258.57                    15129.63
  1993/09/30      15311.28                    15178.45
  1993/10/31      15406.60                    15213.87
  1993/11/30      15470.00                    15218.34
  1993/12/31      15601.58                    15279.95
  1994/01/31      15698.92                    15377.29
  1994/02/28      15570.81                    15284.12
  1994/03/31      15214.16                    15205.54
  1994/04/30      15133.95                    15147.79
  1994/05/31      15225.07                    15168.33
  1994/06/30      15105.25                    15208.22
  1994/07/31      15243.03                    15346.63
  1994/08/31      15366.78                    15398.42
  1994/09/30      15360.87                    15364.19
  1994/10/31      15372.59                    15399.32
  1994/11/30      15398.99                    15334.72
  1994/12/31      15075.94                    15363.89
  1995/01/31      15188.10                    15574.94
  1995/02/28      15376.30                    15790.45
  1995/03/31      15457.12                    15880.04
  1995/04/30      15582.97                    16023.81
  1995/05/31      15863.34                    16301.24
  1995/06/30      15938.03                    16389.94
  1995/07/31      15996.74                    16455.42
  1995/08/31      16091.75                    16555.14
  1995/09/30      16168.98                    16637.00
  1995/10/31      16302.49                    16775.12
  1995/11/30      16434.75                    16919.48
  1995/12/31      16555.64                    17047.77
  1996/01/31      16677.49                    17193.63
  1996/02/29      16619.78                    17128.14
  1996/03/31      16588.77                    17115.64
  1996/04/30      16590.79                    17132.91
  1996/05/31      16627.02                    17172.50
  1996/06/30      16748.63                    17298.11
  1996/07/31      16800.38                    17365.38
  1996/08/31      16852.81                    17429.38
  1996/09/30      17010.56                    17588.93
  1996/10/31      17191.77                    17787.47
  1996/11/30      17315.68                    17920.82
  1996/12/31      17313.00                    17923.80
  1997/01/31      17384.96                    18010.42
  1997/02/28      17431.52                    18055.07
  1997/03/31      17411.47                    18041.08
  1997/04/30      17556.32                    18189.02
  1997/05/31      17666.45                    18316.12
  1997/06/30      17774.74                    18443.52
  1997/07/31      17981.80                    18648.31
  1997/08/31      17997.76                    18665.87
  1997/09/30      18106.11                    18809.64
  1997/10/31      18218.11                    18945.08
  1997/11/30      18235.21                    18992.71
  1997/12/31      18354.03                    19118.02
  1998/01/31      18512.30                    19302.57
  1998/02/28      18526.50                    19321.92
  1998/03/31      18585.80                    19397.23
  1998/04/30      18662.99                    19493.38
  1998/05/31      18744.01                    19599.35
  1998/06/30      18821.34                    19700.55
  1998/07/31      18878.90                    19792.23
  1998/08/31      19015.76                    20019.94
  1998/09/30      19211.16                    20289.33
  1998/10/30      19204.03                    20289.33
IMATRL PRASUN   SHR__CHT 19981031 19981110 112100 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,204 - a 92.04% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,377 - a 103.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                   NOVEMBER 3, 1997
                   (COMMENCEMENT
                   OF SALE OF
                   CLASS C SHARES) TO
                   OCTOBER 31,

                   1998

DIVIDEND RETURNS   5.06%

CAPITAL RETURNS    0.43%

TOTAL RETURNS      5.49%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998   PAST 1       PAST 6        LIFE OF
                                 MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE              3.65(CENTS)  22.80(CENTS)  46.09(CENTS)

ANNUALIZED DIVIDEND RATE         4.57%        4.83%         4.97%

30-DAY ANNUALIZED YIELD          N/A          -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.41 over the past one month, $9.36 over the past six months and $9.35 over the life of class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998.
The Lehman Brothers Aggregate
Bond Index - a broad measure of
the U.S. taxable investment-grade
bond market - returned 9.34%
over the past year. Global market
volatility, low interest rates and a
sharp decline in stock prices sent
U.S. Treasury yields - which move
in the opposite direction of bond
prices - to their lowest levels in
30 years. While the extreme flight
to quality helped Treasuries
outperform all other sectors of the
bond market, corporate bond
investors benefited from a stable
domestic economy, low interest
rates and low inflation. The Lehman
Brothers Corporate Bond Index
returned 7.99% for the past 12
months. Despite high refinancing
activity, mortgage bonds also
performed well. The Lehman Brothers
Mortgage Backed Securities Index
posted a 12-month return of 7.30%.
Late in the period, the bond market
stumbled as the Group of Seven
leading industrial nations eased
global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, ANDY ?
A. For the 12 months that ended October 31, 1998, the fund's Class A, Class T and Class C shares returned 6.58%, 6.32% and 5.41%, respectively. By comparison, the short investment grade debt funds average tracked by Lipper Analytical Services returned 6.02% and the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 7.56% for the 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHY DID THE FUND UNDERPERFORM THE LEHMAN BROTHERS INDEX?
A. During most of the period, the performance of the Treasury market was solid due to a widespread flight to quality from stocks and riskier bond investments. At the same time, the broader bond market was stricken by growing concerns of economic slowdown and a subsequent extremely negative supply/demand environment. Essentially, rumors began that a number of highly leveraged hedge funds were already, or were going to be, forced sellers of certain bonds. This potential deluge of supply created a huge dislocation in bond markets - creating a collapse in liquidity in both corporate and mortgage securities - pushing the yield spreads relative to Treasuries to much wider levels. In the pursuit of high current income, the fund has historically taken on a higher level of exposure to the non-Treasury sectors than the Lehman Brothers 1-3 Year Government/Corporate Index. Since the fund was underweighted in government securities relative to the index, the extreme flight to quality into Treasuries caused the fund to underperform the Lehman Brothers index. The recent performance of much of the short-term bond fund universe - as represented by the Lipper peer group - suggests that many managers faced similar issues.
Q. HOW HAS THE FEDERAL RESERVE BOARD'S RECENT BIAS TO EASE INTEREST RATES AFFECTED THE MARKETS?
A. Following two interest-rate cuts, the market seemed to feel much better. The extreme flight to quality we saw earlier in the period subsided and investors started to look more closely at valuations and credit quality. Moreover, the Fed can now move a bit slower as the markets have returned to more normal liquidity conditions. Clearly, a central bank that is biased toward easing rates is positive for bonds. While prices for corporate bonds didn't rebound overnight, it had the effect of reassuring the markets, allowing for new issues, improving liquidity and allowing corporate bonds to recover relative to Treasuries. While the corporate bond market did not respond to the interest-rate cuts as dramatically as the equity markets, corporate bonds may experience similar enthusiasm over the longer term, which can create opportunities and benefit the fund.
Q. HOW WERE THE FUND'S INVESTMENTS ALLOCATED?
A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards - accounted for approximately 40% and 17%, respectively, of the fund's investments during the period. Asset-backed securities performed better on average than their corporate counterparts. Most of the fund's holdings in asset-backed securities were rated Aaa, the highest quality, and thus suffered to a lesser extent relative to corporate bonds. By comparison, corporate bonds suffered more severely relative to Treasuries. There were some bright spots within our corporate holdings that outperformed the general corporate market: namely, our cable, telecommunications and media holdings. Mortgage securities accounted for 18% of the fund's allocation. Similar to corporate bonds, mortgage securities were hurt relative to U.S. government bonds during the extreme flight to quality, along with the increasing fear of a new refinancing and prepayment wave.
Q.  WHAT OTHER SECTORS CONTRIBUTED TO PERFORMANCE?
A. The remaining investments in the fund - around 25% - were mostly in U.S. government and agency obligations. U.S. Treasuries and agency bonds performed the best of all the bond sectors. Unfortunately, the fund suffered relative to the index due to its underweighted position in this sector.
Q. WHAT'S YOUR OUTLOOK, ANDY?
A. I remain comfortable with our current holdings and feel that there will be more opportunities over time. In the short term, I'm somewhat cautious. Over the longer term, however, the non-Treasury sectors should stabilize or rebound to the fund's benefit. Within the corporate bond sector, I feel the best issues are going to be less-cyclical, domestically focused businesses that have improving credit profiles as the market continues to focus on high-quality, non-cyclical corporate debt in the face of global market turmoil.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FUND'S
BENCHMARK INDEX - THE
LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX - AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX PLAYS AN IMPORTANT ROLE IN
THE MANAGEMENT OF THE FUND. IT'S
THE FUND'S BENCHMARK INDEX AND
INCLUDES MOST OF THE UNIVERSE OF
INVESTMENT-GRADE BONDS WITH
MATURITIES BETWEEN ONE AND THREE
YEARS. I USE THE INDEX AS A
GUIDELINE FOR THE STRUCTURE OF THE
OVERALL BOND MARKET, AND MANAGE
THE FUND TO BE GENERALLY AS
SENSITIVE TO CHANGES IN INTEREST
RATES AS THE INDEX. IN ADDITION, I
REFER TO THE INDEX WHEN DECIDING
HOW TO ALLOCATE ASSETS AMONG
DIFFERENT MATURITIES AND MARKET
SECTORS - SUCH AS CORPORATE OR
GOVERNMENT SECURITIES - BASED
ON MY VIEW OF THE RELATIVE VALUE OF
EACH MATURITY OR SECTOR."

FUND FACTS
GOAL: HIGH CURRENT INCOME,
CONSISTENT WITH PRESERVATION OF
CAPITAL, BY INVESTING PRIMARILY
IN A BROAD RANGE OF INVESTMENT
GRADE, FIXED-INCOME SECURITIES
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $357 MILLION
MANAGER: ANDREW DUDLEY, SINCE
1997; JOINED FIDELITY IN 1996
(CHECKMARK)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA                                              40.8          37.2

AA                                               8.3           9.8

A                                                13.2          14.1

BAA                                              29.8          30.0

BA AND BELOW                                     1.6           5.0

NOT RATED                                        1.0           1.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              2.4   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **

CORPORATE BONDS 57.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 16.2%
MORTGAGE
SECURITIES 18.0%
FOREIGN GOVERNMENT
OBLIGATIONS 0.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 5.3%
* FOREIGN
 INVESTMENTS 6.9%
CORPORATE BONDS 67.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 13.6%
MORTGAGE
SECURITIES 12.3%
FOREIGN GOVERNMENT
OBLIGATIONS 1.0%
OTHER 3.2%
SHORT-TERM
INVESTMENTS 2.5%
** FOREIGN
 INVESTMENTS 6.7%
ROW: 1, COL: 1, VALUE: 5.3
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 1.2
ROW: 1, COL: 4, VALUE: 18.0
ROW: 1, COL: 5, VALUE: 16.2
ROW: 1, COL: 6, VALUE: 56.6
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 3.2
ROW: 1, COL: 3, VALUE: 1.4
ROW: 1, COL: 4, VALUE: 12.3
ROW: 1, COL: 5, VALUE: 13.6
ROW: 1, COL: 6, VALUE: 67.0



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 39.9%

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.1%

Methanex Corp. yankee 8.875% 11/15/01            A2        $ 3,760,000                $ 3,877,650

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. 7.15% 5/15/05               Ba1        1,430,000                  1,422,615

TOTAL BASIC INDUSTRIES                                                                 5,300,265

CONSTRUCTION & REAL ESTATE - 1.7%

REAL ESTATE INVESTMENT TRUSTS - 1.7%

Camden Property Trust 6.625% 2/15/01             Baa2       2,700,000                  2,667,762

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       470,000                    449,720

EOP Operating LP:

6.375% 2/15/03                                   Baa1       1,200,000                  1,178,964

6.376% 2/15/02                                   Baa1       900,000                    888,939

Weeks Realty LP 6.875% 3/15/05                   Baa2       1,200,000                  1,118,400

                                                                                       6,303,785

ENERGY - 0.3%

OIL & GAS - 0.3%

Occidental Petroleum Corp. 6.09% 11/29/99        Baa3       700,000                    707,728

Oryx Energy Co.:

8.125% 10/15/05                                  Ba1        140,000                    150,206

8.375% 7/15/04                                   Ba1        350,000                    372,372

                                                                                       1,230,306

FINANCE - 15.4%

BANKS - 7.4%

Banc One Corp. 6.7% 3/24/00                      Aa3        1,600,000                  1,627,840

Banco Latinoamericano Exportaciones SA euro:

6.45% 9/13/99 (b)                                Baa2       1,190,000                  1,213,800

6.9% 12/4/99 (b)                                 Baa2       700,000                    704,813

BanPonce Corp. 6.488% 3/3/00                     A3         1,480,000                  1,505,116

BanPonce Financial Corp.:

6.88% 6/16/00                                    A3         650,000                    666,283

7.65% 5/3/00                                     A3         1,660,000                  1,721,320

Barclays Bank PLC yankee 5.875% 7/15/00          A1         2,500,000                  2,526,050

Capital One Bank:

7.35% 6/20/00                                    Baa3       2,475,000                  2,513,437

8.125% 3/1/00                                    Baa3       2,589,000                  2,645,026

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

First USA Bank 6.5% 12/23/99                     Aa2       $ 2,200,000                $ 2,227,654

KeyCorp. 7.45% 4/5/00                            A1         1,500,000                  1,550,850

NationsBank Corp. 5.75% 3/15/01                  Aa2        3,000,000                  3,045,938

Popular, Inc. 6.4% 8/25/00                       A3         1,730,000                  1,734,636

Providian National Bank:

6.25% 5/7/01                                     Baa3       1,400,000                  1,413,622

6.7% 3/15/03                                     Baa3       2,200,000                  2,205,742

                                                                                       27,302,127

CREDIT & OTHER FINANCE - 7.0%

Abbey National PLC 6.69% 10/17/05                Aa3        2,200,000                  2,266,374

AT&T Capital Corp.:

6.16% 12/3/99                                    Baa3       2,370,000                  2,402,848

6.25% 5/15/01                                    Baa3       3,050,000                  3,026,393

Chrysler Financial Corp. 5.25% 5/4/01            A2         2,600,000                  2,597,452

Chrysler Financial LLC 6.375% 1/28/00            A2         2,300,000                  2,328,060

Edison Mission Energy Funding Corp. 6.77%        Baa1       2,151,089                  2,228,206
9/15/03 (b)

ERP Operating LP 6.55% 11/15/01                  A3         300,000                    300,051

Ford Motor Credit Co. 5.125% 10/15/01            A1         1,300,000                  1,291,680

General Motors Acceptance Corp. 5.85%            A2         800,000                    807,872
4/20/00

GS Escrow Corp. 6.75% 8/1/01 (b)                 Ba1        2,200,000                  2,153,690

Heller Financial, Inc. 6.25% 3/1/01              A3         1,800,000                  1,810,890

MCN Investment Corp. 5.84% 2/1/99                Baa3       1,640,000                  1,640,804

Money Store, Inc. 7.3% 12/1/02                   A2         800,000                    848,500

North American Mortgage Co. 5.8% 11/2/98         Baa2       1,000,000                  998,800

Salton Sea Funding Corp. 7.02% 5/30/00           Baa2       858,187                    866,382

                                                                                       25,568,002

SAVINGS & LOANS - 0.7%

Long Island Savings Bank FSB:

6.2% 4/2/01                                      Baa3       1,350,000                  1,348,529

7% 6/13/02                                       Baa3       1,250,000                  1,280,563

                                                                                       2,629,092

SECURITIES INDUSTRY - 0.3%

Amvescap PLC yankee 6.375% 5/15/03               A3         1,150,000                  1,177,899

TOTAL FINANCE                                                                          56,677,120

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%

Tyco International Group SA yankee 6.125%        Baa1      $ 2,250,000                $ 2,295,495
6/15/01

MEDIA & LEISURE - 6.2%

BROADCASTING - 3.6%

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       360,000                    394,790

8.5% 9/15/01                                     Baa3       2,320,000                  2,462,889

TCI Communications, Inc.:

6.375% 9/15/99                                   Baa3       4,250,000                  4,287,570

8.25% 1/15/03                                    Baa3       300,000                    331,263

9% 1/2/02                                        Ba1        970,000                    1,073,072

Time Warner, Inc.:

7.95% 2/1/00                                     Baa3       3,690,000                  3,792,287

7.975% 8/15/04                                   Baa3       675,000                    746,618

                                                                                       13,088,489

ENTERTAINMENT - 1.9%

Paramount Communications, Inc. 7.5%              Baa3       1,125,000                  1,176,986
1/15/02

Viacom, Inc.:

6.75% 1/15/03                                    Baa3       3,785,000                  3,902,297

7.75% 6/1/05                                     Baa3       1,750,000                  1,886,203

                                                                                       6,965,486

PUBLISHING - 0.7%

News America Holdings, Inc. 8.5% 2/15/05         Baa3       1,600,000                  1,757,344

Time Warner Entertainment Co. LP 9.625%          Baa2       775,000                    868,674
5/1/02

                                                                                       2,626,018

TOTAL MEDIA & LEISURE                                                                  22,679,993

NONDURABLES - 1.8%

FOODS - 0.7%

Dole Food, Inc. 6.75% 7/15/00                    Baa2       2,590,000                  2,607,483

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.1%

Philip Morris Companies, Inc.:

7.125% 12/1/99                                   A2        $ 2,850,000                $ 2,902,982

7.25% 9/15/01                                    A2         1,125,000                  1,173,341

                                                                                       4,076,323

TOTAL NONDURABLES                                                                      6,683,806

RETAIL & WHOLESALE - 1.8%

GENERAL MERCHANDISE STORES - 1.8%

Dayton Hudson Corp.:

6.8% 10/1/01                                     A3         1,950,000                  2,019,420

9.75% 7/1/02                                     A3         1,240,000                  1,409,979

10% 12/1/00                                      A3         1,070,000                  1,166,354

Federated Department Stores, Inc. 8.125%         Baa2       1,860,000                  1,987,112
10/15/02

                                                                                       6,582,865

TECHNOLOGY - 3.2%

COMPUTER SERVICES & SOFTWARE - 0.2%

Computer Associates International, Inc. 6.25%    Baa1       760,000                    758,153
4/15/03

COMPUTERS & OFFICE EQUIPMENT - 3.0%

Comdisco, Inc.:

5.86% 4/7/00                                     Baa1       2,010,000                  2,028,844

6.1% 6/5/01                                      Baa1       7,210,000                  7,373,379

6.55% 2/4/00                                     Baa1       1,500,000                  1,529,640

                                                                                       10,931,863

TOTAL TECHNOLOGY                                                                       11,690,016

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc. Pass Through Trust    Baa1       1,250,000                  1,252,939
Certificates 7.08% 11/1/04

Delta Air Lines, Inc. 9.875% 5/15/00             Baa3       475,000                    503,158

                                                                                       1,756,097

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - 1.2%

CSX Corp.:

7.05% 5/1/02                                     Baa2      $ 1,600,000                $ 1,665,184

9.5% 8/1/00                                      Baa2       1,800,000                  1,916,550

Norfolk Southern Corp. 6.95% 5/1/02              Baa1       900,000                    939,753

                                                                                       4,521,487

TOTAL TRANSPORTATION                                                                   6,277,584

UTILITIES - 5.7%

ELECTRIC UTILITY - 2.3%

Avon Energy Partners Holdings yankee 6.73%       Baa2       1,200,000                  1,243,476
12/11/02 (b)

Indiana Michigan Power Co. 6.4% 3/1/00           Baa1       2,500,000                  2,547,400

Niagara Mohawk Power Corp. 6.875%                Ba1        800,000                    822,240
3/1/01

Ohio Edison Co. 7.375% 9/15/02                   Baa2       1,200,000                  1,262,388

Philadelphia Electric Co.:

5.625% 11/1/01                                   Baa1       960,000                    964,877

6.5% 5/1/03                                      Baa1       600,000                    624,642

Texas Utilities Electric Co. 7.375% 11/1/99      Baa1       1,100,000                  1,123,177

                                                                                       8,588,200

GAS - 2.0%

Arkla, Inc. 8.875% 7/15/99                       Baa1       7,000,000                  7,200,550

TELEPHONE SERVICES - 1.4%

MCI WorldCom, Inc.:

6.125% 8/15/01                                   Baa2       2,700,000                  2,760,804

8.875% 1/15/06                                   Baa2       811,000                    888,759

9.375% 1/15/04                                   Baa2       1,606,000                  1,670,931

                                                                                       5,320,494

TOTAL UTILITIES                                                                        21,109,244

TOTAL NONCONVERTIBLE BONDS                                                             146,830,479
(Cost $146,244,243)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.2%

MOODY'S RATINGS                                                      PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                      AMOUNT                    (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%

Government Trust Certificates (assets of Trust              Aaa      $ 399,271                 $ 422,987
guaranteed by U.S. Government through
Defense Security Assistance Agency) Class T-3,
9.625% 5/15/02

Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1994-C, 6.61% 9/15/99                                Aaa       134,728                   135,705

Series 1995-A, 6.28% 6/15/04                                Aaa       2,117,647                 2,189,795

Israel Export Trust Certificates (assets of Trust           Aaa       635,294                   661,278
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1, 6.88%
1/26/03

Private Export Funding Corp. secured 6.86%                  Aaa       1,049,400                 1,102,888
4/30/04

                                                                                                4,512,653

U.S. TREASURY OBLIGATIONS - 15.0%

U.S. Treasury Notes:

5.375% 2/15/01                                              Aaa       16,750,000                17,126,875

5.5% 3/31/00                                                Aaa       19,800,000                20,093,824

5.625% 11/30/99                                             Aaa       2,310,000                 2,339,245

5.75% 10/31/00                                              Aaa       1,300,000                 1,335,139

5.875% 2/15/00                                              Aaa       1,305,000                 1,328,647

5.875% 7/31/99                                              Aaa       1,540,000                 1,555,656

6.25% 2/28/02                                               Aaa       2,625,000                 2,773,470

6.875% 3/31/00                                              Aaa       8,252,000                 8,529,185

                                                                                                55,082,041

TOTAL U.S. GOVERNMENT AND                                                                       59,594,694
GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,441,737)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 9.0%



FANNIE MAE - 5.0%

6.5% 10/1/11 to 3/1/13                                     Aaa       7,006,368                 7,109,222

6.5% 11/1/28 (c)                                           Aaa       5,600,000                 5,643,750

7% 11/1/28 (c)                                             Aaa       5,000,000                 5,109,375

11.5% 11/1/15                                              Aaa       492,347                   547,973

                                                                                               18,410,320

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                                     PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                     AMOUNT                    (NOTE 1)

FREDDIE MAC - 0.8%

7% 9/1/99 to 8/1/01                                        Aaa      $ 1,102,691               $ 1,113,024

8.5% 7/1/26 to 6/1/27                                      Aaa       1,819,998                 1,894,071

12% 11/1/19                                                Aaa       122,985                   140,659

                                                                                               3,147,754

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.2%

7.5% 11/15/22 to 8/15/28 (d)                               Aaa       5,658,921                 5,827,388

9.5% 9/15/16 to 10/15/20                                   Aaa       1,849,587                 1,995,868

11% 12/15/09 to 1/15/16                                    Aaa       2,176,994                 2,389,509

11.5% 8/15/13 to 11/15/15                                  Aaa       685,760                   764,917

12% 2/15/16                                                Aaa       733,196                   824,406

                                                                                               11,802,088

TOTAL U.S. GOVERNMENT AGENCY -                                                                 33,360,162
MORTGAGE SECURITIES
(Cost $33,398,658)



ASSET-BACKED SECURITIES - 17.2%



Arcadia Automobile Receivables Trust 5.67%         Aaa        1,300,000                 1,305,230
1/15/04

Boatmens Auto Trust 6.35% 10/15/01                 A2         640,000                   641,000

Capital Equipment Receivables Trust:

6.45% 8/15/02                                      Aa3        2,200,000                 2,268,728

6.57% 3/15/01                                      Aa3        1,020,000                 1,039,043

Case Equipment Loan Trust:

5.85% 2/15/03                                      Aa2        800,000                   797,781

6.15% 9/15/02                                      Aaa        1,770,982                 1,782,051

6.45% 9/15/02                                      Aaa        1,400,000                 1,437,618

Caterpillar Financial Asset Trust 6.55% 5/25/02    A3         404,941                   406,713

Chase Manhattan Marine Owner Trust 6.25%           Aaa        2,020,000                 2,061,067
4/16/07

Chevy Chase Auto Receivables Trust:

5.97% 10/20/04                                     Aaa        1,963,657                 1,978,078

6.2% 3/20/04                                       Aaa        835,996                   843,441

Citibank Credit Card Master Trust I 5.75%          Aaa        1,800,000                 1,825,313
1/15/03

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Contimortgage Home Equity Loan Trust:

6.26% 7/15/12                                      Aaa       $ 3,750,000               $ 3,750,000

6.3% 7/15/12                                       Aaa        1,600,000                 1,610,000

CPS Auto Grantor Trust:

6.09% 11/15/03                                     Aaa        1,024,492                 1,026,413

6.7% 2/15/02                                       Aaa        365,910                   368,082

CS First Boston Mortgage Securities Corp. 7%       Aaa        1,000,000                 1,015,313
3/15/27

Discover Card Master Trust I 6.0006%               A2         5,250,000                 5,208,984
7/18/05 (e)

Fidelity Funding Auto Trust 6.99% 11/15/02 (b)     Aaa        449,155                   457,647

Ford Credit Auto Owner Trust 6.15% 9/15/02         A2         1,800,000                 1,804,500

Ford Credit Grantor Trust 5.9% 10/15/00            Aaa        995,681                   998,326

General Motors Acceptance Corp. Grantor Trust      Aaa        450,391                   450,670
7.15% 3/15/00

Green Tree Financial Corp.:

5.5% 1/31/00                                       Aaa        49,616                    49,601

6.1% 4/15/27                                       Aaa        880,640                   881,186

6.45% 5/15/27                                      Aaa        621,980                   622,951

6.5% 6/15/27                                       Aaa        413,028                   413,284

Key Auto Finance Trust 6.65% 10/15/03              Baa3       346,259                   351,507

KeyCorp Auto Grantor Trust 5.8% 7/15/00            A3         41,561                    41,556

Newcourt Equipment Trust Securities sequential     Aaa        2,050,000                 2,047,438
pay Series 1998-1 Class A3, 5.24%
12/20/02

Norwest Automobile Trust 6.3% 5/15/03              A2         1,424,000                 1,437,128

Olympic Automobile Receivables Trust:

6.125% 11/15/04                                    Aaa        678,458                   692,452

6.4% 9/15/01                                       Aaa        1,710,000                 1,737,253

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                                      Aaa        2,317,482                 2,336,300

6.2% 6/15/03                                       Aaa        1,242,352                 1,252,439

Petroleum Enhanced Trust Receivables Offering      Baa2       2,105,286                 2,102,655
Petroleum Trust 6.125% 2/5/03 (b)(e)

Premier Auto Trust:

5.7% 10/6/02                                       Aaa        4,000,000                 4,042,480

6% 5/6/00                                          Aaa        440,747                   441,157

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Premier Auto Trust: - continued

6.35% 7/6/00                                       A3        $ 1,980,000               $ 1,985,564

Reliance Auto Receivables Corp., Inc. 6.1%         Aaa        488,612                   488,917
7/15/02 (b)

SCFC Recreational Vehicle Loan Trust 7.25%         Aaa        12,827                    12,738
9/15/06

Sears Credit Account Master Trust II 6.2%          Aaa        1,600,000                 1,629,488
2/16/06

TMS Auto Grantor Trust 5.9% 9/15/02                Aaa        216,413                   217,427

Tranex Auto Receivables Owner Trust 6.334%         Aaa        1,130,581                 1,146,833
8/15/03 (b)

UFSB Grantor Trust 8.2% 1/10/01                    Baa2       101,184                   101,247

Union Acceptance Corp. 7.075% 7/10/02              Baa2       164,743                   165,257

Western Financial Grantor Trust 5.875%             Aaa        871,086                   884,424
3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                                      Aaa        1,990,000                 2,072,088

7.05% 11/20/03                                     Aaa        3,160,000                 3,290,350

TOTAL ASSET-BACKED SECURITIES                                                           63,519,718
(Cost $62,889,392)



COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%



PRIVATE SPONSOR - 1.0%

GE Capital Mortgage Services, Inc. planned         Aaa       863,854                 866,958
amortization class Series 1994-2 Class A-4,
6% 1/25/09

Residential Funding Mortgage Securities I, Inc.    Aa1       2,842,387               2,870,811
planned amortization class Series 1994-S12
Class A-2, 6.5% 4/25/09

                                                                                     3,737,769

U.S. GOVERNMENT AGENCY - 0.7%

Fannie Mae ACES sequential pay Series 1995 -       Aaa       2,464,146               2,514,969
M1 Class A, 6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                            6,252,738
(Cost $6,188,380)



COMMERCIAL MORTGAGE SECURITIES - 7.3%

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Allied Capital Commercial Mortgage Trust           Aaa       $ 1,709,020               $ 1,706,082
sequential pay Series 1998-1 Class A, 6.31%
9/25/03 (b)

Bankers Trust Remic Trust 1988-1 floater Series    Baa2       2,780,000                 2,714,844
1998-S1A Class D, 6.5023% 11/28/02 (b)(e)

BKB Commercial Mortgage Trust Series 1997          AA         665,126                   663,255
C1, Class B, 7.218% 2/25/43 (b)(e)

CBM Funding Corp. sequential pay Series
1996-1:

Class A 1, 7.55% 7/1/99                            AA         65,061                    65,417

Class A-2, 6.88% 7/1/02                            AA         980,000                   1,005,878

CS First Boston Mortgage Securities Corp.:

sequential pay Series 1997-SPICE Class A,          -          2,827,352                 2,830,887
6.653% 8/20/36 (b)

Series 1998 FLI Class E, 6.1938%                   Baa2       2,700,000                 2,624,906
1/10/13 (b)(e)

DLJ Commercial Mortgage Corp. floater Series       A2         1,170,000                 1,164,150
1998-STFA Class A-3, 6.0075% 1/8/11 (b)(e)

Equitable Life Assurance Society of the United
States (The):

floater Series 174 Class D-2, 6.7063%              Baa2       1,200,000                 1,178,250
5/15/03 (b)(e)

sequential pay Series 174 Class A1, 7.24%          Aaa        1,000,000                 1,069,380
5/15/06 (b)

Federal Deposit Insurance Corp. Remic Trust:

sequential pay Series 1994-C1 Class II-A2,         Aaa        473,845                   474,289
7.85% 9/25/25

sequential pay Series 1996-C1 Class 1A,            Aaa        1,822,435                 1,827,561
6.75% 7/25/26

FMAC Loan Receivables Trust 1998-C sequential      Aaa        515,281                   520,756
pay Series 1998-C Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1 sequential pay         Aaa        1,466,321                 1,482,359
Series 1998-I Class A1 Notes, 6.24%
7/15/20 (b)

Kidder Peabody Acceptance Corp. I sequential       Aa2        394,149                   393,287
pay Series 1993-M1 Class A-2, 7.15%
4/25/25

Nomura Asset Securities Corp. floater Series       -          881,017                   881,292
1994-MD-II Class A-6, 6.9095% 7/7/03 (e)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Nomura Depositor Trust floater Series              Baa2      $ 2,290,000               $ 2,152,600
1998-ST1A Class A-4, 6.4898%
2/15/34 (b)(e)

Resolution Trust Corp.:

floater Series 1994-C1 Class A-3, 5.8625%          AAA        198,465                   198,465
6/25/26 (e)

sequential pay Series 1995 C-1 Class A2C,          Aaa        1,253,430                 1,251,863
6.9% 2/25/27

Structured Asset Securities Corp.:

floater Series 1998-C2A Class C, 5.6494%           A3         2,222,430                 2,216,874
1/25/13 (b)(e)

Series 1996-C3 Class A, 6.75%                      AAA        449,187                   446,941
6/25/30 (b)(e)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                    26,869,336
(Cost $27,149,023)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.7%



Ontario Province:

euro global 6.125% 6/28/00 (f)                                Aa3       1,200,000               1,226,628

5.75% 11/7/00 (f)                                             Aa3       1,180,000               1,193,110

TOTAL FOREIGN GOVERNMENT AND                                                                    2,419,738
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,379,437)



SUPRANATIONAL OBLIGATIONS - 1.9%



African Development Bank:

7.75% 12/15/01                     Aa1       2,240,000               2,392,544

9.3% 7/1/00                        Aa1       4,320,000               4,583,477

TOTAL SUPRANATIONAL OBLIGATIONS                                      6,976,021
(Cost $7,001,936)



CERTIFICATES OF DEPOSIT - 0.8%



Canadian Imperial Bank of Commerce, New    Aa3       2,950,000        2,998,085
York yankee 6.2% 8/1/00
(Cost $2,956,343)



CASH EQUIVALENTS - 5.3%

                                            MATURITY                     VALUE
                                            AMOUNT                       (NOTE 1)

Investments in repurchase agreements        $ 19,559,191                 $ 19,550,000
(U.S. Government obligations), in a joint
trading account at 5.64%, dated
10/30/98 due 11/2/98

TOTAL INVESTMENT IN SECURITIES - 100%                                   $ 368,370,971
(Cost $367,199,149)


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,511,321 or 9.1% of net assets.
(c) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(d) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        61.6%  AAA, AA, A    57.1%

Baa               29.8%  BBB           30.7%

Ba                1.6%   BB            1.1%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.0%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $367,211,970. Net unrealized appreciation aggregated $1,159,001, of which $2,764,162 related to appreciated investment securities and $1,605,161 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $43,066,000 of which $130,000, $38,000, $336,000,
$17,691,000, $19,457,000, $2,265,000 and $3,149,000 will expire on
October 31, 1999, 2000, 2001, 2002, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 368,370,971
AGREEMENTS OF $19,550,000) (COST $367,199,149) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS     $ (5,766,250)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS     5,776,750      10,500

RECEIVABLE FOR INVESTMENTS SOLD ON A REGULAR DELIVERY BASIS                   3,664,248

CASH                                                                          140

RECEIVABLE FOR FUND SHARES SOLD                                               846,574

INTEREST RECEIVABLE                                                           3,962,865

 TOTAL ASSETS                                                                 376,855,298

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              7,352,438
REGULAR DELIVERY

 DELAYED DELIVERY                                              10,706,629

PAYABLE FOR FUND SHARES REDEEMED                               847,739

DISTRIBUTIONS PAYABLE                                          259,174

ACCRUED MANAGEMENT FEE                                         126,132

DISTRIBUTION FEES PAYABLE                                      49,527

OTHER PAYABLES AND ACCRUED EXPENSES                            117,696

 TOTAL LIABILITIES                                                            19,459,335

NET ASSETS                                                                   $ 357,395,963

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 399,358,866

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                              (56,261)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         (43,088,964)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     1,182,322

NET ASSETS                                                                   $ 357,395,963


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $9.38
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,523,807 (DIVIDED BY) 589,024 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.38)            $9.52

CLASS T:                                                         $9.38
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($333,050,001 (DIVIDED BY) 35,509,700 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.38)            $9.52

CLASS C:                                                         $9.38
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,795,250 (DIVIDED BY) 1,256,955 SHARES) A

INSTITUTIONAL CLASS:                                             $9.38
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($7,026,905 (DIVIDED BY) 749,258 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                      $ 23,993,758
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,531,459

TRANSFER AGENT FEES                                        766,487

DISTRIBUTION FEES                                          534,811

ACCOUNTING FEES AND EXPENSES                               142,365

NON-INTERESTED TRUSTEES' COMPENSATION                      735

CUSTODIAN FEES AND EXPENSES                                23,691

REGISTRATION FEES                                          70,446

AUDIT                                                      51,786

LEGAL                                                      2,124

REPORTS TO SHAREHOLDERS                                    41,310

MISCELLANEOUS                                              1,422

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,166,636

 EXPENSE REDUCTIONS                                        (35,127)     3,131,509

NET INVESTMENT INCOME                                                   20,862,249

REALIZED AND UNREALIZED GAIN (LOSS)                                     173,470
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     411,056

 DELAYED DELIVERY COMMITMENTS                              10,500       421,556

NET GAIN (LOSS)                                                         595,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 21,457,275
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 20,862,249   $ 24,105,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   173,470        (3,013,450)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       421,556        1,422,158

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            21,457,275     22,513,804
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (20,556,957)   (23,879,338)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                (21,594,124)   (46,649,317)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (20,693,806)   (48,014,851)

NET ASSETS

 BEGINNING OF PERIOD                                        378,089,769    426,104,620

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 357,395,963  $ 378,089,769
OF NET INVESTMENT INCOME OF $56,261 AND
$289,348, RESPECTIVELY)



FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEARS ENDED OCTOBER 31,

                                                       1998                     1997      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.310                  $ 9.370   $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .572                     .532      .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .024                     (.021)    .081

 TOTAL FROM INVESTMENT OPERATIONS                       .596                     .511      .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.526)                   (.571)    (.091)

NET ASSET VALUE, END OF PERIOD                         $ 9.380                  $ 9.310   $ 9.370

TOTAL RETURN B, C                                       6.58%                    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,524                  $ 19,726  $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F                   .90% F    .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.03%                    6.00%     6.27% A

PORTFOLIO TURNOVER RATE                                 124%                     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED OCTOBER 31,

                                 1998                     1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 9.350                  $ 9.380    $ 9.470    $ 9.480    $ 10.090
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .555 B                   .578 B     .594 B     .403       .479

 NET REALIZED AND UNREALIZED      .019                     (.036)     (.094)     .148       (.501)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .574                     .542       .500       .551       (.022)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.544)                   (.572)     (.590)     (.407)     (.464)

 IN EXCESS OF NET INVESTMENT      -                        -          -          -          (.044)
 INCOME

 RETURN OF CAPITAL                -                        -          -          (.154)     (.080)

 TOTAL DISTRIBUTIONS              (.544)                   (.572)     (.590)     (.561)     (.588)

NET ASSET VALUE, END OF PERIOD   $ 9.380                  $ 9.350    $ 9.380    $ 9.470    $ 9.480

TOTAL RETURN A                    6.32%                    5.97%      5.45%      6.05%      (.22)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 333,050                $ 351,614  $ 416,700  $ 546,546  $ 787,926
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      .89%                     .89%       .88%       .89%       .97%
NET ASSETS

RATIO OF NET INVESTMENT INCOME    5.93%                    6.19%      6.29%      6.05%      5.91%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           124%                     105%       124%       179%       108%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FINANCIAL HIGHLIGHTS - CLASS C
                                                       YEAR ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.340

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .437

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .064

 TOTAL FROM INVESTMENT OPERATIONS                       .501

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.461)

NET ASSET VALUE, END OF PERIOD                         $ 9.380

TOTAL RETURN B, C                                       5.49%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 11,795

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    4.92% A

PORTFOLIO TURNOVER RATE                                 124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                            YEARS ENDED OCTOBER 31,

                                            1998                     1997     1996     1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.350                  $ 9.370  $ 9.470  $ 9.450

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .566 D                   .589 D   .598 D   .137

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .021                     (.023)   (.098)   .067

 TOTAL FROM INVESTMENT OPERATIONS            .587                     .566     .500     .204

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.557)                   (.586)   (.600)   (.136)

 RETURN OF CAPITAL                           -                        -        -        (.048)

 TOTAL DISTRIBUTIONS                         (.557)                   (.586)   (.600)   (.184)

NET ASSET VALUE, END OF PERIOD              $ 9.380                  $ 9.350  $ 9.370  $ 9.470

TOTAL RETURN B, C                            6.47%                    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,027                  $ 6,750  $ 9,200  $ 9,827

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .75% F                   .75% F   .80% F   .85% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE    6.06%                    6.30%    6.37%    6.10% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      124%                     105%     124%     179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $426,963,043 and $450,154,941, respectively, of which U.S. government and government agency obligations aggregated $245,058,487 and $226,240,284, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 9,763    $ 239

CLASS T    505,426    4,489

CLASS C    19,622     19,478

          $ 534,811  $ 24,206

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 1,475

CLASS T                103,634

CLASS C                2,229

INSTITUTIONAL CLASS    1,707

                      $ 109,045

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 30,218   $ 7,274

CLASS T    221,684    43,309

CLASS C    6,373      6,373*

          $ 258,275  $ 56,956

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 13,797    .21

CLASS T                 732,701    .22

CLASS C                 5,648      .29 *

INSTITUTIONAL CLASS     14,341     .22

                       $ 766,487

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 2,604

CLASS C               1.75%         14,981

INSTITUTIONAL CLASS   .75%          11,363

                                   $ 28,948

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,179 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEARS ENDED OCTOBER 31,

                            1998 A                   1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 388,579                $ 185,833

CLASS T                      19,688,772               23,319,675

CLASS C                      94,836                   -

INSTITUTIONAL CLASS          384,770                  373,830

TOTAL                       $ 20,556,957             $ 23,879,338

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                        DOLLARS

                                YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,

                                1998 A         1997           1998 A          1997



CLASS A                          592,781        2,306,357     $ 5,547,089     $ 21,425,255
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    15,963         4,547          149,204         42,258

SHARES REDEEMED                  (2,137,845)    (214,574)      (20,007,107)    (2,004,901)

NET INCREASE (DECREASE)          (1,529,101)    2,096,330     $ (14,310,814)  $ 19,462,612

CLASS T                          18,467,587     18,782,631    $ 172,851,708   $ 175,250,208
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,675,946      1,976,051      15,669,989      18,435,965

SHARES REDEEMED                  (22,231,985)   (27,605,815)   (207,892,792)   (257,378,530)

NET INCREASE (DECREASE)          (2,088,452)    (6,847,133)   $ (19,371,095)  $ (63,692,357)

CLASS C                          1,458,611      -             $ 13,712,358    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    6,695          -              62,751          -

SHARES REDEEMED                  (208,351)      -              (1,947,580)     -

NET INCREASE (DECREASE)          1,256,955      -             $ 11,827,529    $ -

INSTITUTIONAL CLASS              733,154        500,009       $ 6,860,400     $ 4,670,792
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    33,202         33,143         310,406         309,411

SHARES REDEEMED                  (738,984)      (792,628)      (6,910,550)     (7,399,775)

NET INCREASE (DECREASE)          27,372         (259,476)     $ 260,256       $ (2,419,572)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 5,065

CLASS T                38,773

CLASS C                14,062

INSTITUTIONAL CLASS    12,546

                      $ 70,446

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund (a fund of Fidelity Advisor Series II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Short Fixed-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


A total of 13.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

SFI-ANN-1298  66837
1.538430.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    24  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   32  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   39  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - INST CL       6.47%   26.27%  94.54%

LB 1-3 YEAR GOVT/CORP                           7.56%   33.94%  103.77%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE       6.02%   29.85%  96.80%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV SHORT FIXED-INCOME - INST CL  6.47%   4.78%   6.88%

LB 1-3 YEAR GOVT/CORP                      7.56%   6.02%   7.38%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.02%   5.36%   6.99%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Short Fixed-Inc -CL I    LB 1-3 Year Govt/Corp
             00643                       LB013
  1988/10/31      10000.00                    10000.00
  1988/11/30       9970.76                     9976.19
  1988/12/31      10001.52                     9999.11
  1989/01/31      10083.04                    10079.48
  1989/02/28      10100.85                    10081.86
  1989/03/31      10151.63                    10122.64
  1989/04/30      10261.83                    10286.95
  1989/05/31      10401.82                    10433.10
  1989/06/30      10571.11                    10625.69
  1989/07/31      10751.08                    10784.05
  1989/08/31      10674.35                    10723.02
  1989/09/30      10729.43                    10786.13
  1989/10/31      10889.22                    10954.31
  1989/11/30      10974.75                    11052.24
  1989/12/31      11032.40                    11096.00
  1990/01/31      11007.42                    11107.61
  1990/02/28      11051.92                    11166.54
  1990/03/31      11110.41                    11201.96
  1990/04/30      11120.54                    11229.94
  1990/05/31      11295.31                    11403.48
  1990/06/30      11382.70                    11524.04
  1990/07/31      11517.50                    11663.64
  1990/08/31      11499.07                    11705.02
  1990/09/30      11527.74                    11792.83
  1990/10/31      11498.32                    11914.57
  1990/11/30      11570.74                    12030.96
  1990/12/31      11679.90                    12171.75
  1991/01/31      11644.79                    12281.89
  1991/02/28      11765.59                    12370.59
  1991/03/31      11975.70                    12460.49
  1991/04/30      12150.02                    12582.53
  1991/05/31      12274.02                    12661.11
  1991/06/30      12334.02                    12708.14
  1991/07/31      12418.76                    12819.76
  1991/08/31      12627.22                    12993.60
  1991/09/30      12757.85                    13133.50
  1991/10/31      12900.26                    13274.89
  1991/11/30      13030.75                    13409.14
  1991/12/31      13241.65                    13611.85
  1992/01/31      13295.95                    13597.86
  1992/02/29      13385.59                    13641.02
  1992/03/31      13448.07                    13638.04
  1992/04/30      13535.30                    13762.76
  1992/05/31      13675.62                    13891.65
  1992/06/30      13801.31                    14033.64
  1992/07/31      13972.94                    14198.24
  1992/08/31      14091.59                    14312.84
  1992/09/30      14208.14                    14448.28
  1992/10/31      14117.97                    14361.36
  1992/11/30      14124.55                    14341.12
  1992/12/31      14248.79                    14476.56
  1993/01/31      14464.73                    14631.05
  1993/02/28      14640.71                    14750.41
  1993/03/31      14734.72                    14798.33
  1993/04/30      14809.29                    14891.20
  1993/05/31      14872.14                    14857.27
  1993/06/30      15021.48                    14969.79
  1993/07/31      15110.33                    15004.02
  1993/08/31      15258.57                    15129.63
  1993/09/30      15311.28                    15178.45
  1993/10/31      15406.60                    15213.87
  1993/11/30      15470.00                    15218.34
  1993/12/31      15601.58                    15279.95
  1994/01/31      15698.92                    15377.29
  1994/02/28      15570.81                    15284.12
  1994/03/31      15214.16                    15205.54
  1994/04/30      15133.95                    15147.79
  1994/05/31      15225.07                    15168.33
  1994/06/30      15105.25                    15208.22
  1994/07/31      15243.03                    15346.63
  1994/08/31      15366.78                    15398.42
  1994/09/30      15360.87                    15364.19
  1994/10/31      15372.59                    15399.32
  1994/11/30      15398.99                    15334.72
  1994/12/31      15075.94                    15363.89
  1995/01/31      15188.10                    15574.94
  1995/02/28      15376.30                    15790.45
  1995/03/31      15457.12                    15880.04
  1995/04/30      15582.97                    16023.81
  1995/05/31      15863.34                    16301.24
  1995/06/30      15938.03                    16389.94
  1995/07/31      16015.04                    16455.42
  1995/08/31      16112.87                    16555.14
  1995/09/30      16192.11                    16637.00
  1995/10/31      16310.13                    16775.12
  1995/11/30      16445.23                    16919.48
  1995/12/31      16569.10                    17047.77
  1996/01/31      16694.30                    17193.63
  1996/02/29      16639.63                    17128.14
  1996/03/31      16608.43                    17115.64
  1996/04/30      16610.22                    17132.91
  1996/05/31      16645.70                    17172.50
  1996/06/30      16767.78                    17298.11
  1996/07/31      16819.66                    17365.38
  1996/08/31      16871.74                    17429.38
  1996/09/30      17013.67                    17588.93
  1996/10/31      17198.91                    17787.47
  1996/11/30      17345.75                    17920.82
  1996/12/31      17345.66                    17923.80
  1997/01/31      17417.55                    18010.42
  1997/02/28      17466.15                    18055.07
  1997/03/31      17448.19                    18041.08
  1997/04/30      17576.68                    18189.02
  1997/05/31      17688.92                    18316.12
  1997/06/30      17818.81                    18443.52
  1997/07/31      18027.68                    18648.31
  1997/08/31      18025.71                    18665.87
  1997/09/30      18156.13                    18809.64
  1997/10/31      18272.12                    18945.08
  1997/11/30      18328.28                    18992.71
  1997/12/31      18443.77                    19118.02
  1998/01/31      18617.02                    19302.57
  1998/02/28      18643.40                    19321.92
  1998/03/31      18700.02                    19397.23
  1998/04/30      18793.21                    19493.38
  1998/05/31      18890.80                    19599.35
  1998/06/30      18983.77                    19700.55
  1998/07/31      19078.29                    19792.23
  1998/08/31      19211.65                    20019.94
  1998/09/30      19445.22                    20289.33
  1998/10/30      19453.72                    20289.33
IMATRL PRASUN   SHR__CHT 19981031 19981110 111852 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,454 - a 94.54% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 would have grown to $20,377 - a 103.77% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  YEARS ENDED OCTOBER 31,         JULY 3, 1995
                                                  (COMMENCEMENT
                                                  OF SALE OF
                                                  INSTITUTIONAL
                                                  CLASS SHARES)
                                                  TO OCTOBER 31,

                   1998   1997    1996            1995

DIVIDEND RETURNS   6.15%  6.45%   6.51%           1.97%

CAPITAL RETURNS    0.32%  -0.21%  -1.06%          0.21%

TOTAL RETURNS      6.47%  6.24%   5.45%           2.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             4.41(CENTS)  27.39(CENTS)  55.73(CENTS)

ANNUALIZED DIVIDEND RATE        5.52%        5.81%         5.96%

30-DAY ANNUALIZED YIELD         4.89%        -             -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.35 over the past six months, and $9.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized
YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Uncertainty in the global equity
markets, combined with two
interest-rate cuts by the Federal
Reserve Board, provided the
backdrop for strong gains in the
bond market during the 12-month
period ended October 31, 1998.
The Lehman Brothers Aggregate
Bond Index - a broad measure of
the U.S. taxable investment-grade
bond market - returned 9.34%
over the past year. Global market
volatility, low interest rates and a
sharp decline in stock prices sent
U.S. Treasury yields - which move
in the opposite direction of bond
prices - to their lowest levels in
30 years. While the extreme flight
to quality helped Treasuries
outperform all other sectors of the
bond market, corporate bond
investors benefited from a stable
domestic economy, low interest
rates and low inflation. The Lehman
Brothers Corporate Bond Index
returned 7.99% for the past 12
months. Despite high refinancing
activity, mortgage bonds also
performed well. The Lehman Brothers
Mortgage Backed Securities Index
posted a 12-month return of 7.30%.
Late in the period, the bond market
stumbled as the Group of Seven
leading industrial nations eased
global market fears with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries resolve their
financial crises. In spite of weakness
toward the end of the period, the
yield on the benchmark 30-year
Treasury closed at 5.15%.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, ANDY ?
A. For the 12 months that ended October 31, 1998, the fund's Institutional Class shares posted a total return of 6.47%. The fund outperformed the 6.02% return of the short investment grade debt funds average, as tracked by Lipper Analytical Services. The fund lagged the 7.56% return of the Lehman Brothers 1-3 Year Government/Corporate Bond Index for the 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE? WHY DID THE FUND UNDERPERFORM THE LEHMAN BROTHERS INDEX?
A. During most of the period, the performance of the Treasury market was solid due to a widespread flight to quality from stocks and riskier bond investments. At the same time, the broader bond market was stricken by growing concerns of economic slowdown and a subsequent extremely negative supply/demand environment. Essentially, rumors began that a number of highly leveraged hedge funds were already, or were going to be, forced sellers of certain bonds. This potential deluge of supply created a huge dislocation in bond markets - creating a collapse in liquidity in both corporate and mortgage securities - pushing the yield spreads relative to Treasuries to much wider levels. In the pursuit of high current income, the fund has historically taken on a higher level of exposure to the non-Treasury sectors than the Lehman Brothers 1-3 Year Government/Corporate Index. Since the fund was underweighted in government securities relative to the index, the extreme flight to quality into Treasuries caused the fund to underperform the Lehman Brothers index. The recent performance of much of the short-term bond fund universe - as represented by the Lipper peer group - suggests that many managers faced similar issues.
Q. HOW HAS THE FEDERAL RESERVE BOARD'S RECENT BIAS TO EASE INTEREST RATES AFFECTED THE MARKETS?
A. Following two interest-rate cuts, the market seemed to feel much better. The extreme flight to quality we saw earlier in the period subsided and investors started to look more closely at valuations and credit quality. Moreover, the Fed can now move a bit slower as the markets have returned to more normal liquidity conditions. Clearly, a central bank that is biased toward easing rates is positive for bonds. While prices for corporate bonds didn't rebound overnight, it had the effect of reassuring the markets, allowing for new issues, improving liquidity and allowing corporate bonds to recover relative to Treasuries. While the corporate bond market did not respond to the interest-rate cuts as dramatically as the equity markets, corporate bonds may experience similar enthusiasm over the longer term, which can create opportunities and benefit the fund.
Q. HOW WERE THE FUND'S INVESTMENTS ALLOCATED?
A. Corporate bonds and asset-backed securities - which are bonds backed by a pool of loans such as credit cards - accounted for approximately 40% and 17%, respectively, of the fund's investments during the period. Asset-backed securities performed better on average than their corporate counterparts. Most of the fund's holdings in asset-backed securities were rated Aaa, the highest quality, and thus suffered to a lesser extent relative to corporate bonds. By comparison, corporate bonds suffered more severely relative to Treasuries. There were some bright spots within our corporate holdings that outperformed the general corporate market: namely, our cable, telecommunications and media holdings. Mortgage securities accounted for 18% of the fund's allocation. Similar to corporate bonds, mortgage securities were hurt relative to U.S. government bonds during the extreme flight to quality, along with the increasing fear of a new refinancing and prepayment wave.
Q.  WHAT OTHER SECTORS CONTRIBUTED TO PERFORMANCE?
A. The remaining investments in the fund - around 25% - were mostly in U.S. government and agency obligations. U.S. Treasuries and agency bonds performed the best of all the bond sectors. Unfortunately, the fund suffered relative to the index due to its underweighted position in this sector.
Q. WHAT'S YOUR OUTLOOK, ANDY?
A. I remain comfortable with our current holdings and feel that there will be more opportunities over time. In the short term, I'm somewhat cautious. Over the longer term, however, the non-Treasury sectors should stabilize or rebound to the fund's benefit. Within the corporate bond sector, I feel the best issues are going to be less-cyclical, domestically focused businesses that have improving credit profiles as the market continues to focus on high-quality, non-cyclical corporate debt in the face of global market turmoil.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
ANDREW DUDLEY ON THE FUND'S
BENCHMARK INDEX - THE
LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX - AND ITS ROLE IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS 1-3 YEAR
GOVERNMENT/CORPORATE BOND
INDEX PLAYS AN IMPORTANT ROLE IN
THE MANAGEMENT OF THE FUND. IT'S
THE FUND'S BENCHMARK INDEX AND
INCLUDES MOST OF THE UNIVERSE OF
INVESTMENT-GRADE BONDS WITH
MATURITIES BETWEEN ONE AND THREE
YEARS. I USE THE INDEX AS A
GUIDELINE FOR THE STRUCTURE OF THE
OVERALL BOND MARKET, AND MANAGE
THE FUND TO BE GENERALLY AS
SENSITIVE TO CHANGES IN INTEREST
RATES AS THE INDEX. IN ADDITION, I
REFER TO THE INDEX WHEN DECIDING
HOW TO ALLOCATE ASSETS AMONG
DIFFERENT MATURITIES AND MARKET
SECTORS - SUCH AS CORPORATE OR
GOVERNMENT SECURITIES - BASED
ON MY VIEW OF THE RELATIVE VALUE OF
EACH MATURITY OR SECTOR."

FUND FACTS
GOAL: HIGH CURRENT INCOME,
CONSISTENT WITH PRESERVATION OF
CAPITAL, BY INVESTING PRIMARILY
IN A BROAD RANGE OF INVESTMENT
GRADE, FIXED-INCOME SECURITIES
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $357 MILLION
MANAGER: ANDREW DUDLEY, SINCE
1997; JOINED FIDELITY IN 1996
(CHECKMARK)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA                                              40.8          37.2

AA                                               8.3           9.8

A                                                13.2          14.1

BAA                                              29.8          30.0

BA AND BELOW                                     1.6           5.0

NOT RATED                                        1.0           1.4


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              2.4   2.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             1.8   1.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **

CORPORATE BONDS 57.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 16.2%
MORTGAGE
SECURITIES 18.0%
FOREIGN GOVERNMENT
OBLIGATIONS 0.7%
OTHER 2.7%
SHORT-TERM
INVESTMENTS 5.3%
* FOREIGN
 INVESTMENTS 6.9%
CORPORATE BONDS 67.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 13.6%
MORTGAGE
SECURITIES 12.3%
FOREIGN GOVERNMENT
OBLIGATIONS 1.0%
OTHER 3.2%
SHORT-TERM
INVESTMENTS 2.5%
** FOREIGN
 INVESTMENTS 6.7%
ROW: 1, COL: 1, VALUE: 5.3
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 1.2
ROW: 1, COL: 4, VALUE: 18.0
ROW: 1, COL: 5, VALUE: 16.2
ROW: 1, COL: 6, VALUE: 56.6
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 3.2
ROW: 1, COL: 3, VALUE: 1.4
ROW: 1, COL: 4, VALUE: 12.3
ROW: 1, COL: 5, VALUE: 13.6
ROW: 1, COL: 6, VALUE: 67.0



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 39.9%

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 1.1%

Methanex Corp. yankee 8.875% 11/15/01            A2        $ 3,760,000                $ 3,877,650

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. 7.15% 5/15/05               Ba1        1,430,000                  1,422,615

TOTAL BASIC INDUSTRIES                                                                 5,300,265

CONSTRUCTION & REAL ESTATE - 1.7%

REAL ESTATE INVESTMENT TRUSTS - 1.7%

Camden Property Trust 6.625% 2/15/01             Baa2       2,700,000                  2,667,762

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       470,000                    449,720

EOP Operating LP:

6.375% 2/15/03                                   Baa1       1,200,000                  1,178,964

6.376% 2/15/02                                   Baa1       900,000                    888,939

Weeks Realty LP 6.875% 3/15/05                   Baa2       1,200,000                  1,118,400

                                                                                       6,303,785

ENERGY - 0.3%

OIL & GAS - 0.3%

Occidental Petroleum Corp. 6.09% 11/29/99        Baa3       700,000                    707,728

Oryx Energy Co.:

8.125% 10/15/05                                  Ba1        140,000                    150,206

8.375% 7/15/04                                   Ba1        350,000                    372,372

                                                                                       1,230,306

FINANCE - 15.4%

BANKS - 7.4%

Banc One Corp. 6.7% 3/24/00                      Aa3        1,600,000                  1,627,840

Banco Latinoamericano Exportaciones SA euro:

6.45% 9/13/99 (b)                                Baa2       1,190,000                  1,213,800

6.9% 12/4/99 (b)                                 Baa2       700,000                    704,813

BanPonce Corp. 6.488% 3/3/00                     A3         1,480,000                  1,505,116

BanPonce Financial Corp.:

6.88% 6/16/00                                    A3         650,000                    666,283

7.65% 5/3/00                                     A3         1,660,000                  1,721,320

Barclays Bank PLC yankee 5.875% 7/15/00          A1         2,500,000                  2,526,050

Capital One Bank:

7.35% 6/20/00                                    Baa3       2,475,000                  2,513,437

8.125% 3/1/00                                    Baa3       2,589,000                  2,645,026

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

First USA Bank 6.5% 12/23/99                     Aa2       $ 2,200,000                $ 2,227,654

KeyCorp. 7.45% 4/5/00                            A1         1,500,000                  1,550,850

NationsBank Corp. 5.75% 3/15/01                  Aa2        3,000,000                  3,045,938

Popular, Inc. 6.4% 8/25/00                       A3         1,730,000                  1,734,636

Providian National Bank:

6.25% 5/7/01                                     Baa3       1,400,000                  1,413,622

6.7% 3/15/03                                     Baa3       2,200,000                  2,205,742

                                                                                       27,302,127

CREDIT & OTHER FINANCE - 7.0%

Abbey National PLC 6.69% 10/17/05                Aa3        2,200,000                  2,266,374

AT&T Capital Corp.:

6.16% 12/3/99                                    Baa3       2,370,000                  2,402,848

6.25% 5/15/01                                    Baa3       3,050,000                  3,026,393

Chrysler Financial Corp. 5.25% 5/4/01            A2         2,600,000                  2,597,452

Chrysler Financial LLC 6.375% 1/28/00            A2         2,300,000                  2,328,060

Edison Mission Energy Funding Corp. 6.77%        Baa1       2,151,089                  2,228,206
9/15/03 (b)

ERP Operating LP 6.55% 11/15/01                  A3         300,000                    300,051

Ford Motor Credit Co. 5.125% 10/15/01            A1         1,300,000                  1,291,680

General Motors Acceptance Corp. 5.85%            A2         800,000                    807,872
4/20/00

GS Escrow Corp. 6.75% 8/1/01 (b)                 Ba1        2,200,000                  2,153,690

Heller Financial, Inc. 6.25% 3/1/01              A3         1,800,000                  1,810,890

MCN Investment Corp. 5.84% 2/1/99                Baa3       1,640,000                  1,640,804

Money Store, Inc. 7.3% 12/1/02                   A2         800,000                    848,500

North American Mortgage Co. 5.8% 11/2/98         Baa2       1,000,000                  998,800

Salton Sea Funding Corp. 7.02% 5/30/00           Baa2       858,187                    866,382

                                                                                       25,568,002

SAVINGS & LOANS - 0.7%

Long Island Savings Bank FSB:

6.2% 4/2/01                                      Baa3       1,350,000                  1,348,529

7% 6/13/02                                       Baa3       1,250,000                  1,280,563

                                                                                       2,629,092

SECURITIES INDUSTRY - 0.3%

Amvescap PLC yankee 6.375% 5/15/03               A3         1,150,000                  1,177,899

TOTAL FINANCE                                                                          56,677,120

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%

Tyco International Group SA yankee 6.125%        Baa1      $ 2,250,000                $ 2,295,495
6/15/01

MEDIA & LEISURE - 6.2%

BROADCASTING - 3.6%

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       360,000                    394,790

8.5% 9/15/01                                     Baa3       2,320,000                  2,462,889

TCI Communications, Inc.:

6.375% 9/15/99                                   Baa3       4,250,000                  4,287,570

8.25% 1/15/03                                    Baa3       300,000                    331,263

9% 1/2/02                                        Ba1        970,000                    1,073,072

Time Warner, Inc.:

7.95% 2/1/00                                     Baa3       3,690,000                  3,792,287

7.975% 8/15/04                                   Baa3       675,000                    746,618

                                                                                       13,088,489

ENTERTAINMENT - 1.9%

Paramount Communications, Inc. 7.5%              Baa3       1,125,000                  1,176,986
1/15/02

Viacom, Inc.:

6.75% 1/15/03                                    Baa3       3,785,000                  3,902,297

7.75% 6/1/05                                     Baa3       1,750,000                  1,886,203

                                                                                       6,965,486

PUBLISHING - 0.7%

News America Holdings, Inc. 8.5% 2/15/05         Baa3       1,600,000                  1,757,344

Time Warner Entertainment Co. LP 9.625%          Baa2       775,000                    868,674
5/1/02

                                                                                       2,626,018

TOTAL MEDIA & LEISURE                                                                  22,679,993

NONDURABLES - 1.8%

FOODS - 0.7%

Dole Food, Inc. 6.75% 7/15/00                    Baa2       2,590,000                  2,607,483

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.1%

Philip Morris Companies, Inc.:

7.125% 12/1/99                                   A2        $ 2,850,000                $ 2,902,982

7.25% 9/15/01                                    A2         1,125,000                  1,173,341

                                                                                       4,076,323

TOTAL NONDURABLES                                                                      6,683,806

RETAIL & WHOLESALE - 1.8%

GENERAL MERCHANDISE STORES - 1.8%

Dayton Hudson Corp.:

6.8% 10/1/01                                     A3         1,950,000                  2,019,420

9.75% 7/1/02                                     A3         1,240,000                  1,409,979

10% 12/1/00                                      A3         1,070,000                  1,166,354

Federated Department Stores, Inc. 8.125%         Baa2       1,860,000                  1,987,112
10/15/02

                                                                                       6,582,865

TECHNOLOGY - 3.2%

COMPUTER SERVICES & SOFTWARE - 0.2%

Computer Associates International, Inc. 6.25%    Baa1       760,000                    758,153
4/15/03

COMPUTERS & OFFICE EQUIPMENT - 3.0%

Comdisco, Inc.:

5.86% 4/7/00                                     Baa1       2,010,000                  2,028,844

6.1% 6/5/01                                      Baa1       7,210,000                  7,373,379

6.55% 2/4/00                                     Baa1       1,500,000                  1,529,640

                                                                                       10,931,863

TOTAL TECHNOLOGY                                                                       11,690,016

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.5%

Continental Airlines, Inc. Pass Through Trust    Baa1       1,250,000                  1,252,939
Certificates 7.08% 11/1/04

Delta Air Lines, Inc. 9.875% 5/15/00             Baa3       475,000                    503,158

                                                                                       1,756,097

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                  VALUE
(UNAUDITED) (A)                                            AMOUNT                     (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - 1.2%

CSX Corp.:

7.05% 5/1/02                                     Baa2      $ 1,600,000                $ 1,665,184

9.5% 8/1/00                                      Baa2       1,800,000                  1,916,550

Norfolk Southern Corp. 6.95% 5/1/02              Baa1       900,000                    939,753

                                                                                       4,521,487

TOTAL TRANSPORTATION                                                                   6,277,584

UTILITIES - 5.7%

ELECTRIC UTILITY - 2.3%

Avon Energy Partners Holdings yankee 6.73%       Baa2       1,200,000                  1,243,476
12/11/02 (b)

Indiana Michigan Power Co. 6.4% 3/1/00           Baa1       2,500,000                  2,547,400

Niagara Mohawk Power Corp. 6.875%                Ba1        800,000                    822,240
3/1/01

Ohio Edison Co. 7.375% 9/15/02                   Baa2       1,200,000                  1,262,388

Philadelphia Electric Co.:

5.625% 11/1/01                                   Baa1       960,000                    964,877

6.5% 5/1/03                                      Baa1       600,000                    624,642

Texas Utilities Electric Co. 7.375% 11/1/99      Baa1       1,100,000                  1,123,177

                                                                                       8,588,200

GAS - 2.0%

Arkla, Inc. 8.875% 7/15/99                       Baa1       7,000,000                  7,200,550

TELEPHONE SERVICES - 1.4%

MCI WorldCom, Inc.:

6.125% 8/15/01                                   Baa2       2,700,000                  2,760,804

8.875% 1/15/06                                   Baa2       811,000                    888,759

9.375% 1/15/04                                   Baa2       1,606,000                  1,670,931

                                                                                       5,320,494

TOTAL UTILITIES                                                                        21,109,244

TOTAL NONCONVERTIBLE BONDS                                                             146,830,479
(Cost $146,244,243)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.2%

MOODY'S RATINGS                                                      PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                      AMOUNT                    (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%

Government Trust Certificates (assets of Trust              Aaa      $ 399,271                 $ 422,987
guaranteed by U.S. Government through
Defense Security Assistance Agency) Class T-3,
9.625% 5/15/02

Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1994-C, 6.61% 9/15/99                                Aaa       134,728                   135,705

Series 1995-A, 6.28% 6/15/04                                Aaa       2,117,647                 2,189,795

Israel Export Trust Certificates (assets of Trust           Aaa       635,294                   661,278
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1, 6.88%
1/26/03

Private Export Funding Corp. secured 6.86%                  Aaa       1,049,400                 1,102,888
4/30/04

                                                                                                4,512,653

U.S. TREASURY OBLIGATIONS - 15.0%

U.S. Treasury Notes:

5.375% 2/15/01                                              Aaa       16,750,000                17,126,875

5.5% 3/31/00                                                Aaa       19,800,000                20,093,824

5.625% 11/30/99                                             Aaa       2,310,000                 2,339,245

5.75% 10/31/00                                              Aaa       1,300,000                 1,335,139

5.875% 2/15/00                                              Aaa       1,305,000                 1,328,647

5.875% 7/31/99                                              Aaa       1,540,000                 1,555,656

6.25% 2/28/02                                               Aaa       2,625,000                 2,773,470

6.875% 3/31/00                                              Aaa       8,252,000                 8,529,185

                                                                                                55,082,041

TOTAL U.S. GOVERNMENT AND                                                                       59,594,694
GOVERNMENT AGENCY OBLIGATIONS
(Cost $59,441,737)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 9.0%



FANNIE MAE - 5.0%

6.5% 10/1/11 to 3/1/13                                     Aaa       7,006,368                 7,109,222

6.5% 11/1/28 (c)                                           Aaa       5,600,000                 5,643,750

7% 11/1/28 (c)                                             Aaa       5,000,000                 5,109,375

11.5% 11/1/15                                              Aaa       492,347                   547,973

                                                                                               18,410,320

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                                     PRINCIPAL                 VALUE
(UNAUDITED) (A)                                                     AMOUNT                    (NOTE 1)

FREDDIE MAC - 0.8%

7% 9/1/99 to 8/1/01                                        Aaa      $ 1,102,691               $ 1,113,024

8.5% 7/1/26 to 6/1/27                                      Aaa       1,819,998                 1,894,071

12% 11/1/19                                                Aaa       122,985                   140,659

                                                                                               3,147,754

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.2%

7.5% 11/15/22 to 8/15/28 (d)                               Aaa       5,658,921                 5,827,388

9.5% 9/15/16 to 10/15/20                                   Aaa       1,849,587                 1,995,868

11% 12/15/09 to 1/15/16                                    Aaa       2,176,994                 2,389,509

11.5% 8/15/13 to 11/15/15                                  Aaa       685,760                   764,917

12% 2/15/16                                                Aaa       733,196                   824,406

                                                                                               11,802,088

TOTAL U.S. GOVERNMENT AGENCY -                                                                 33,360,162
MORTGAGE SECURITIES
(Cost $33,398,658)



ASSET-BACKED SECURITIES - 17.2%



Arcadia Automobile Receivables Trust 5.67%         Aaa        1,300,000                 1,305,230
1/15/04

Boatmens Auto Trust 6.35% 10/15/01                 A2         640,000                   641,000

Capital Equipment Receivables Trust:

6.45% 8/15/02                                      Aa3        2,200,000                 2,268,728

6.57% 3/15/01                                      Aa3        1,020,000                 1,039,043

Case Equipment Loan Trust:

5.85% 2/15/03                                      Aa2        800,000                   797,781

6.15% 9/15/02                                      Aaa        1,770,982                 1,782,051

6.45% 9/15/02                                      Aaa        1,400,000                 1,437,618

Caterpillar Financial Asset Trust 6.55% 5/25/02    A3         404,941                   406,713

Chase Manhattan Marine Owner Trust 6.25%           Aaa        2,020,000                 2,061,067
4/16/07

Chevy Chase Auto Receivables Trust:

5.97% 10/20/04                                     Aaa        1,963,657                 1,978,078

6.2% 3/20/04                                       Aaa        835,996                   843,441

Citibank Credit Card Master Trust I 5.75%          Aaa        1,800,000                 1,825,313
1/15/03

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Contimortgage Home Equity Loan Trust:

6.26% 7/15/12                                      Aaa       $ 3,750,000               $ 3,750,000

6.3% 7/15/12                                       Aaa        1,600,000                 1,610,000

CPS Auto Grantor Trust:

6.09% 11/15/03                                     Aaa        1,024,492                 1,026,413

6.7% 2/15/02                                       Aaa        365,910                   368,082

CS First Boston Mortgage Securities Corp. 7%       Aaa        1,000,000                 1,015,313
3/15/27

Discover Card Master Trust I 6.0006%               A2         5,250,000                 5,208,984
7/18/05 (e)

Fidelity Funding Auto Trust 6.99% 11/15/02 (b)     Aaa        449,155                   457,647

Ford Credit Auto Owner Trust 6.15% 9/15/02         A2         1,800,000                 1,804,500

Ford Credit Grantor Trust 5.9% 10/15/00            Aaa        995,681                   998,326

General Motors Acceptance Corp. Grantor Trust      Aaa        450,391                   450,670
7.15% 3/15/00

Green Tree Financial Corp.:

5.5% 1/31/00                                       Aaa        49,616                    49,601

6.1% 4/15/27                                       Aaa        880,640                   881,186

6.45% 5/15/27                                      Aaa        621,980                   622,951

6.5% 6/15/27                                       Aaa        413,028                   413,284

Key Auto Finance Trust 6.65% 10/15/03              Baa3       346,259                   351,507

KeyCorp Auto Grantor Trust 5.8% 7/15/00            A3         41,561                    41,556

Newcourt Equipment Trust Securities sequential     Aaa        2,050,000                 2,047,438
pay Series 1998-1 Class A3, 5.24%
12/20/02

Norwest Automobile Trust 6.3% 5/15/03              A2         1,424,000                 1,437,128

Olympic Automobile Receivables Trust:

6.125% 11/15/04                                    Aaa        678,458                   692,452

6.4% 9/15/01                                       Aaa        1,710,000                 1,737,253

Onyx Acceptance Grantor Trust:

5.95% 7/15/04                                      Aaa        2,317,482                 2,336,300

6.2% 6/15/03                                       Aaa        1,242,352                 1,252,439

Petroleum Enhanced Trust Receivables Offering      Baa2       2,105,286                 2,102,655
Petroleum Trust 6.125% 2/5/03 (b)(e)

Premier Auto Trust:

5.7% 10/6/02                                       Aaa        4,000,000                 4,042,480

6% 5/6/00                                          Aaa        440,747                   441,157

ASSET-BACKED SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Premier Auto Trust: - continued

6.35% 7/6/00                                       A3        $ 1,980,000               $ 1,985,564

Reliance Auto Receivables Corp., Inc. 6.1%         Aaa        488,612                   488,917
7/15/02 (b)

SCFC Recreational Vehicle Loan Trust 7.25%         Aaa        12,827                    12,738
9/15/06

Sears Credit Account Master Trust II 6.2%          Aaa        1,600,000                 1,629,488
2/16/06

TMS Auto Grantor Trust 5.9% 9/15/02                Aaa        216,413                   217,427

Tranex Auto Receivables Owner Trust 6.334%         Aaa        1,130,581                 1,146,833
8/15/03 (b)

UFSB Grantor Trust 8.2% 1/10/01                    Baa2       101,184                   101,247

Union Acceptance Corp. 7.075% 7/10/02              Baa2       164,743                   165,257

Western Financial Grantor Trust 5.875%             Aaa        871,086                   884,424
3/1/02

WFS Financial Owner Trust:

6.9% 12/20/03                                      Aaa        1,990,000                 2,072,088

7.05% 11/20/03                                     Aaa        3,160,000                 3,290,350

TOTAL ASSET-BACKED SECURITIES                                                           63,519,718
(Cost $62,889,392)



COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%



PRIVATE SPONSOR - 1.0%

GE Capital Mortgage Services, Inc. planned         Aaa       863,854                 866,958
amortization class Series 1994-2 Class A-4,
6% 1/25/09

Residential Funding Mortgage Securities I, Inc.    Aa1       2,842,387               2,870,811
planned amortization class Series 1994-S12
Class A-2, 6.5% 4/25/09

                                                                                     3,737,769

U.S. GOVERNMENT AGENCY - 0.7%

Fannie Mae ACES sequential pay Series 1995 -       Aaa       2,464,146               2,514,969
M1 Class A, 6.65% 7/25/10

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                            6,252,738
(Cost $6,188,380)



COMMERCIAL MORTGAGE SECURITIES - 7.3%

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Allied Capital Commercial Mortgage Trust           Aaa       $ 1,709,020               $ 1,706,082
sequential pay Series 1998-1 Class A, 6.31%
9/25/03 (b)

Bankers Trust Remic Trust 1988-1 floater Series    Baa2       2,780,000                 2,714,844
1998-S1A Class D, 6.5023% 11/28/02 (b)(e)

BKB Commercial Mortgage Trust Series 1997          AA         665,126                   663,255
C1, Class B, 7.218% 2/25/43 (b)(e)

CBM Funding Corp. sequential pay Series
1996-1:

Class A 1, 7.55% 7/1/99                            AA         65,061                    65,417

Class A-2, 6.88% 7/1/02                            AA         980,000                   1,005,878

CS First Boston Mortgage Securities Corp.:

sequential pay Series 1997-SPICE Class A,          -          2,827,352                 2,830,887
6.653% 8/20/36 (b)

Series 1998 FLI Class E, 6.1938%                   Baa2       2,700,000                 2,624,906
1/10/13 (b)(e)

DLJ Commercial Mortgage Corp. floater Series       A2         1,170,000                 1,164,150
1998-STFA Class A-3, 6.0075% 1/8/11 (b)(e)

Equitable Life Assurance Society of the United
States (The):

floater Series 174 Class D-2, 6.7063%              Baa2       1,200,000                 1,178,250
5/15/03 (b)(e)

sequential pay Series 174 Class A1, 7.24%          Aaa        1,000,000                 1,069,380
5/15/06 (b)

Federal Deposit Insurance Corp. Remic Trust:

sequential pay Series 1994-C1 Class II-A2,         Aaa        473,845                   474,289
7.85% 9/25/25

sequential pay Series 1996-C1 Class 1A,            Aaa        1,822,435                 1,827,561
6.75% 7/25/26

FMAC Loan Receivables Trust 1998-C sequential      Aaa        515,281                   520,756
pay Series 1998-C Class A1 Notes, 5.99%
9/15/20 (b)

Franchise Loan Trust 1998-1 sequential pay         Aaa        1,466,321                 1,482,359
Series 1998-I Class A1 Notes, 6.24%
7/15/20 (b)

Kidder Peabody Acceptance Corp. I sequential       Aa2        394,149                   393,287
pay Series 1993-M1 Class A-2, 7.15%
4/25/25

Nomura Asset Securities Corp. floater Series       -          881,017                   881,292
1994-MD-II Class A-6, 6.9095% 7/7/03 (e)

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

MOODY'S RATINGS                                              PRINCIPAL                 VALUE
(UNAUDITED) (A)                                              AMOUNT                    (NOTE 1)

Nomura Depositor Trust floater Series              Baa2      $ 2,290,000               $ 2,152,600
1998-ST1A Class A-4, 6.4898%
2/15/34 (b)(e)

Resolution Trust Corp.:

floater Series 1994-C1 Class A-3, 5.8625%          AAA        198,465                   198,465
6/25/26 (e)

sequential pay Series 1995 C-1 Class A2C,          Aaa        1,253,430                 1,251,863
6.9% 2/25/27

Structured Asset Securities Corp.:

floater Series 1998-C2A Class C, 5.6494%           A3         2,222,430                 2,216,874
1/25/13 (b)(e)

Series 1996-C3 Class A, 6.75%                      AAA        449,187                   446,941
6/25/30 (b)(e)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                    26,869,336
(Cost $27,149,023)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.7%



Ontario Province:

euro global 6.125% 6/28/00 (f)                                Aa3       1,200,000               1,226,628

5.75% 11/7/00 (f)                                             Aa3       1,180,000               1,193,110

TOTAL FOREIGN GOVERNMENT AND                                                                    2,419,738
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,379,437)



SUPRANATIONAL OBLIGATIONS - 1.9%



African Development Bank:

7.75% 12/15/01                     Aa1       2,240,000               2,392,544

9.3% 7/1/00                        Aa1       4,320,000               4,583,477

TOTAL SUPRANATIONAL OBLIGATIONS                                      6,976,021
(Cost $7,001,936)



CERTIFICATES OF DEPOSIT - 0.8%



Canadian Imperial Bank of Commerce, New    Aa3       2,950,000        2,998,085
York yankee 6.2% 8/1/00
(Cost $2,956,343)



CASH EQUIVALENTS - 5.3%

                                            MATURITY                     VALUE
                                            AMOUNT                       (NOTE 1)

Investments in repurchase agreements        $ 19,559,191                 $ 19,550,000
(U.S. Government obligations), in a joint
trading account at 5.64%, dated
10/30/98 due 11/2/98

TOTAL INVESTMENT IN SECURITIES - 100%                                    $ 368,370,971
(Cost $367,199,149)


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,511,321 or 9.1% of net assets.
(c) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(d) A portion of the security was sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        61.6%  AAA, AA, A    57.1%

Baa               29.8%  BBB           30.7%

Ba                1.6%   BB            1.1%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.0%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $367,211,970. Net unrealized appreciation aggregated $1,159,001, of which $2,764,162 related to appreciated investment securities and $1,605,161 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $43,066,000 of which $130,000, $38,000, $336,000,
$17,691,000, $19,457,000, $2,265,000 and $3,149,000 will expire on
October 31, 1999, 2000, 2001, 2002, 2003, 2004 and 2005, respectively.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                          OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                     $ 368,370,971
AGREEMENTS OF $19,550,000) (COST $367,199,149) -
SEE ACCOMPANYING SCHEDULE

COMMITMENT TO SELL SECURITIES ON A DELAYED DELIVERY BASIS     $ (5,766,250)

RECEIVABLE FOR SECURITIES SOLD ON A DELAYED DELIVERY BASIS     5,776,750      10,500

RECEIVABLE FOR INVESTMENTS SOLD ON A REGULAR DELIVERY BASIS                   3,664,248

CASH                                                                          140

RECEIVABLE FOR FUND SHARES SOLD                                               846,574

INTEREST RECEIVABLE                                                           3,962,865

 TOTAL ASSETS                                                                 376,855,298

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                              7,352,438
REGULAR DELIVERY

 DELAYED DELIVERY                                              10,706,629

PAYABLE FOR FUND SHARES REDEEMED                               847,739

DISTRIBUTIONS PAYABLE                                          259,174

ACCRUED MANAGEMENT FEE                                         126,132

DISTRIBUTION FEES PAYABLE                                      49,527

OTHER PAYABLES AND ACCRUED EXPENSES                            117,696

 TOTAL LIABILITIES                                                            19,459,335

NET ASSETS                                                                   $ 357,395,963

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 399,358,866

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                              (56,261)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         (43,088,964)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     1,182,322

NET ASSETS                                                                   $ 357,395,963


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                            $9.38
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,523,807 (DIVIDED BY) 589,024 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.38)            $9.52

CLASS T:                                                         $9.38
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($333,050,001 (DIVIDED BY) 35,509,700 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $9.38)            $9.52

CLASS C:                                                         $9.38
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($11,795,250 (DIVIDED BY) 1,256,955 SHARES) A

INSTITUTIONAL CLASS:                                             $9.38
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($7,026,905 (DIVIDED BY) 749,258 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                      $ 23,993,758
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,531,459

TRANSFER AGENT FEES                                        766,487

DISTRIBUTION FEES                                          534,811

ACCOUNTING FEES AND EXPENSES                               142,365

NON-INTERESTED TRUSTEES' COMPENSATION                      735

CUSTODIAN FEES AND EXPENSES                                23,691

REGISTRATION FEES                                          70,446

AUDIT                                                      51,786

LEGAL                                                      2,124

REPORTS TO SHAREHOLDERS                                    41,310

MISCELLANEOUS                                              1,422

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,166,636

 EXPENSE REDUCTIONS                                        (35,127)     3,131,509

NET INVESTMENT INCOME                                                   20,862,249

REALIZED AND UNREALIZED GAIN (LOSS)                                     173,470
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     411,056

 DELAYED DELIVERY COMMITMENTS                              10,500       421,556

NET GAIN (LOSS)                                                         595,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 21,457,275
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 20,862,249   $ 24,105,096
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   173,470        (3,013,450)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       421,556        1,422,158

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            21,457,275     22,513,804
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (20,556,957)   (23,879,338)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                (21,594,124)   (46,649,317)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (20,693,806)   (48,014,851)

NET ASSETS

 BEGINNING OF PERIOD                                        378,089,769    426,104,620

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 357,395,963  $ 378,089,769
OF NET INVESTMENT INCOME OF $56,261 AND
$289,348, RESPECTIVELY)



FINANCIAL HIGHLIGHTS - CLASS A
                                                       YEARS ENDED OCTOBER 31,

                                                       1998                     1997      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.310                  $ 9.370   $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .572                     .532      .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .024                     (.021)    .081

 TOTAL FROM INVESTMENT OPERATIONS                       .596                     .511      .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.526)                   (.571)    (.091)

NET ASSET VALUE, END OF PERIOD                         $ 9.380                  $ 9.310   $ 9.370

TOTAL RETURN B, C                                       6.58%                    5.64%     1.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 5,524                  $ 19,726  $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .90% F                   .90% F    .90% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.03%                    6.00%     6.27% A

PORTFOLIO TURNOVER RATE                                 124%                     105%      124%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED OCTOBER 31,

                                 1998                     1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                 $ 9.350                  $ 9.380    $ 9.470    $ 9.480    $ 10.090
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .555 B                   .578 B     .594 B     .403       .479

 NET REALIZED AND UNREALIZED      .019                     (.036)     (.094)     .148       (.501)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .574                     .542       .500       .551       (.022)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.544)                   (.572)     (.590)     (.407)     (.464)

 IN EXCESS OF NET INVESTMENT      -                        -          -          -          (.044)
 INCOME

 RETURN OF CAPITAL                -                        -          -          (.154)     (.080)

 TOTAL DISTRIBUTIONS              (.544)                   (.572)     (.590)     (.561)     (.588)

NET ASSET VALUE, END OF PERIOD   $ 9.380                  $ 9.350    $ 9.380    $ 9.470    $ 9.480

TOTAL RETURN A                    6.32%                    5.97%      5.45%      6.05%      (.22)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 333,050                $ 351,614  $ 416,700  $ 546,546  $ 787,926
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      .89%                     .89%       .88%       .89%       .97%
NET ASSETS

RATIO OF NET INVESTMENT INCOME    5.93%                    6.19%      6.29%      6.05%      5.91%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           124%                     105%       124%       179%       108%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FINANCIAL HIGHLIGHTS - CLASS C
                                                       YEAR ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.340

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .437

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .064

 TOTAL FROM INVESTMENT OPERATIONS                       .501

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.461)

NET ASSET VALUE, END OF PERIOD                         $ 9.380

TOTAL RETURN B, C                                       5.49%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 11,795

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.75% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    4.92% A

PORTFOLIO TURNOVER RATE                                 124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                            YEARS ENDED OCTOBER 31,

                                            1998                     1997     1996     1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.350                  $ 9.370  $ 9.470  $ 9.450

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .566 D                   .589 D   .598 D   .137

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .021                     (.023)   (.098)   .067

 TOTAL FROM INVESTMENT OPERATIONS            .587                     .566     .500     .204

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.557)                   (.586)   (.600)   (.136)

 RETURN OF CAPITAL                           -                        -        -        (.048)

 TOTAL DISTRIBUTIONS                         (.557)                   (.586)   (.600)   (.184)

NET ASSET VALUE, END OF PERIOD              $ 9.380                  $ 9.350  $ 9.370  $ 9.470

TOTAL RETURN B, C                            6.47%                    6.24%    5.45%    2.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,027                  $ 6,750  $ 9,200  $ 9,827

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .75% F                   .75% F   .80% F   .85% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE    6.06%                    6.30%    6.37%    6.10% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      124%                     105%     124%     179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $426,963,043 and $450,154,941, respectively, of which U.S. government and government agency obligations aggregated $245,058,487 and $226,240,284, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets . DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .15%

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 9,763    $ 239

CLASS T    505,426    4,489

CLASS C    19,622     19,478

          $ 534,811  $ 24,206

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 1,475

CLASS T                103,634

CLASS C                2,229

INSTITUTIONAL CLASS    1,707

                      $ 109,045

SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class C share redemptions occurring within one year of purchase. The Class C charge is 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 30,218   $ 7,274

CLASS T    221,684    43,309

CLASS C    6,373      6,373*

          $ 258,275  $ 56,956

* WHEN CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 13,797    .21

CLASS T                 732,701    .22

CLASS C                 5,648      .29 *

INSTITUTIONAL CLASS     14,341     .22

                       $ 766,487

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 2,604

CLASS C               1.75%         14,981

INSTITUTIONAL CLASS   .75%          11,363

                                   $ 28,948

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,179 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            YEARS ENDED OCTOBER 31,

                            1998 A                   1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 388,579                $ 185,833

CLASS T                      19,688,772               23,319,675

CLASS C                      94,836                   -

INSTITUTIONAL CLASS          384,770                  373,830

TOTAL                       $ 20,556,957             $ 23,879,338

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                        DOLLARS

                                YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,

                                1998 A         1997           1998 A          1997



CLASS A                          592,781        2,306,357     $ 5,547,089     $ 21,425,255
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    15,963         4,547          149,204         42,258

SHARES REDEEMED                  (2,137,845)    (214,574)      (20,007,107)    (2,004,901)

NET INCREASE (DECREASE)          (1,529,101)    2,096,330     $ (14,310,814)  $ 19,462,612

CLASS T                          18,467,587     18,782,631    $ 172,851,708   $ 175,250,208
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1,675,946      1,976,051      15,669,989      18,435,965

SHARES REDEEMED                  (22,231,985)   (27,605,815)   (207,892,792)   (257,378,530)

NET INCREASE (DECREASE)          (2,088,452)    (6,847,133)   $ (19,371,095)  $ (63,692,357)

CLASS C                          1,458,611      -             $ 13,712,358    $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    6,695          -              62,751          -

SHARES REDEEMED                  (208,351)      -              (1,947,580)     -

NET INCREASE (DECREASE)          1,256,955      -             $ 11,827,529    $ -

INSTITUTIONAL CLASS              733,154        500,009       $ 6,860,400     $ 4,670,792
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    33,202         33,143         310,406         309,411

SHARES REDEEMED                  (738,984)      (792,628)      (6,910,550)     (7,399,775)

NET INCREASE (DECREASE)          27,372         (259,476)     $ 260,256       $ (2,419,572)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 5,065

CLASS T                38,773

CLASS C                14,062

INSTITUTIONAL CLASS    12,546

                      $ 70,446

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund (a fund of Fidelity Advisor Series II) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Short Fixed-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 1998

DISTRIBUTIONS


A total of 13.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
 Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

SFII-ANN-1298  66839
1.538432.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)